UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-21779

JOHN HANCOCK FUNDS II
(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210-2805
(Address of principal executive offices) (Zip code)

MICHAEL J. LEARY, 601 CONGRESS STREET, BOSTON, MA 02210-2805

(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 663-4490

Date of fiscal year end:	12/31

Date of reporting period:	6/30/10

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared three semiannual reports to shareholders for the period ended June 30, 2010. The first report applies to the 5 Lifestyle Portfolios, the second report applies to the Retirement Distribution Portfolio and the third report applies to the Retirement Rising Distribution Portfolio.

John Hancock
MUTUAL FUNDS

John Hancock
Lifestyle Portfolios

Semiannual Report
6.30.10

John Hancock

Lifestyle Aggressive Portfolio

Goal and strategy

The Portfolio seeks long-term growth of capital. Current income is not a consideration. The Portfolio operates as a fund of funds and normally invests 100% of its assets in underlying funds that invest primarily in equity securities.

Asset Allocation

Equity	% of Total

U.S. Large Cap	43%

International Large Cap	17%

U.S. Mid Cap	14%

U.S. Small Cap	8%

Emerging Markets	7%

International Small Cap	3%

Large Blend	3%

Natural Resources	3%

Small Growth	1%

Small Value	1%

As a percentage of net assets on 6-30-10.

Portfolio results

For the six months ended June 30, 2010, John Hancock Lifestyle Aggressive Portfolio’s Class A, Class B, Class C, Class R1, Class R3, Class R4, Class R5 and Class 1 shares returned –7.95%, –8.29%, –8.29%, –8.19%, –8.04%, –7.86%, –7.78% and –7.71%, respectively. The Portfolio lagged the –6.65% return of the S&P 500 Index, and the –7.07% return of the Morningstar, Inc. average large blend fund,1 but outperformed the MSCI EAFE Index, which returned –12.94%.

Performance review

The Portfolio was helped in the period by allocations to asset classes that performed strongly relative to the S&P 500 Index, chiefly U.S. mid- and small-cap equities and emerging-market equities. These positives were partially offset by exposure to two areas: international large-cap equities, which were hurt by the relative strength of the U.S. dollar, and global natural resource equities, which struggled as many major commodities fell during the period.

It was a mixed period for active managers. The average large-cap manager lagged their style index across the spectrum, and the managers within our portfolio were no exception. Specifically, U.S. Multi Sector Fund (GMO) underperformed due to its significant allocation to high-quality stocks, which continued to lag during the period. In addition, Value & Restructuring Fund (Columbia), a strong long-term performer, was challenged due to an overweight in the energy sector as well as poor stock selection in that sector. Finally, Capital Appreciation Fund (Jennison) trailed the large-cap growth benchmark due to weak stock selection in the health care and financial sectors.

On a positive note, several of our active managers did outperform their respective benchmarks during the period. Emerging Markets Value Fund (DFA), in particular, benefited from an overweight to the smallest-cap names in its benchmark and an underweight to the largest-cap names. In addition, all three of our active international large-cap managers — International Opportunities Fund (Marsico), International Value Fund (Franklin Templeton) and International Core Fund (GMO) — topped the MSCI EAFE Index.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

Past performance is no guarantee of future results.

This commentary reflects the views of the portfolio management team through the end of the Portfolio’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

4	Lifestyle Portfolios | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Lifestyle Aggressive Portfolio Class A shares for the period indicated. For comparison, we’ve shown the same investment in two separate indexes.

	Class B	Class C	Class R1[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class 1[1]

Period beginning	10-18-05	10-18-05	9-18-06	10-18-05	10-18-05	10-18-05	10-15-05

Without sales charge	$9,218	$9,231	$8,434	$9,448	$9,572	$9,698	$9,759

With maximum sales charge	9,060	9,231	8,434	9,448	9,572	9,698	9,759

Index 1	9,570	9,570	8,477	9,570	9,570	9,570	9,598

Index 2[2]	9,973	9,973	8,092	9,973	9,973	9,973	9,682

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Portfolio’s Class B, Class C, Class R1, Class R3, Class R4, Class R5 and Class 1 shares, respectively, as of 6-30-10. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

S&P 500 Index — Index 1 — is an unmanaged index that includes 500 widely traded common stocks.

MSCI EAFE Index (gross of foreign withholding taxes on dividends) (Europe, Australasia, Far East) — Index 2 — is a free floating adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada.

Performance chart

Total returns with maximum sales charge (POP) for the period ended 6-30-10

	Class A	Class B	Class C	Class R1[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class 1[1]

Inception	10-18-05	10-18-05	10-18-05	9-18-06	10-18-05	10-18-05	10-18-05	10-15-05

Average annual returns — 1 year	8.34%	8.22%	12.22%	13.55%	13.65%	14.13%	14.45%	14.67%

Average annual returns — Since inception	–2.08%	–2.08%	–1.69%	–4.39%	–1.20%	–0.93%	–0.65%	–0.52%

Cumulative returns — 1 year	8.34%	8.22%	12.22%	13.55%	13.65%	14.13%	14.45%	14.67%

Cumulative returns — Since inception	–9.41%	–9.40%	–7.69%	–15.66%	–5.52%	–4.28%	–3.02%	–2.41%

Cumulative returns — 6 months	–12.55%	–12.87%	–9.20%	–8.19%	–8.04%	–7.86%	–7.78%	–7.71%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charges will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class R1, Class R3, Class R4, Class R5 and Class 1 shares.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until 4-30-11, for Class A, Class B, Class C, Class R1, Class R3, Class R4 and Class R5 shares. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The net expenses are as follows: Class A — 1.54%, Class B — 2.24%, Class C — 2.24% and Class R1 — 1.99%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.61%, Class B — 2.49%, Class C — 2.32% and Class R1 — 2.05%. For the other classes, the net expenses equal the gross expenses and are as follows: Class R3 — 1.84%, Class R4 — 1.51%, Class R5 — 1.21%, and Class 1 — 1.00%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or the redemption of Portfolio shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors, as described in the Portfolio’s Class R1, Class R3, Class R4, Class R5 and Class 1 shares prospectuses.

2 Index as of closest month end to inception date.

3 NAV represents net asset value and POP represents public offering price.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

Semiannual report | Lifestyle Portfolios	5

John Hancock

Lifestyle Growth Portfolio

Goal and strategy

The Portfolio seeks long-term growth of capital. Current income is also a consideration. The Portfolio operates as a fund of funds and normally invests approximately 20% of its assets in underlying funds that invest primarily in fixed-income securities and approximately 80% of its assets in underlying funds that invest primarily in equity securities.

Asset Allocation

Equity	% of Total

U.S. Large Cap	41%

International Large Cap	10%

U.S. Mid Cap	8%

Emerging Markets	5%

Large Blend	3%

U.S. Small Cap	2%

Natural Resources	2%

Real Estate	2%

International Small Cap	1%

Small Growth	1%

Small Value	1%

Fixed Income	% of Total

High Yield Bond	6%

Treasury Inflation-
Protected Securities	5%

Intermediate Bond	4%

Multi-Sector Bond	4%

Bank Loan	4%

Global Bond	1%

As a percentage of net assets on 6-30-10.

Portfolio results

For the six months ended June 30, 2010, John Hancock Lifestyle Growth Portfolio’s Class A, Class B, Class C, Class R1, Class R3, Class R4, Class R5, Class 1 and Class 5 shares returned –5.13%, –5.46%, –5.46%, –5.36%, –5.22%, –5.04%, –5.04%, –4.89% and –4.90%, respectively. In comparison, the S&P 500 Index returned –6.65%, the Barclays Capital U.S. Aggregate Bond Index returned 5.33% and a blended index — 80% S&P 500 Index/20% Barclays Capital U.S. Aggregate Bond Index — returned –4.22% over the same period. The Portfolio’s results topped the –7.07% result of the Morningstar, Inc. average large blend fund.1

Performance review

The Portfolio was helped in the period by allocations to asset classes that performed strongly relative to the S&P 500 Index, chiefly U.S. mid- and small-cap equities and emerging-market equities. These positives were partially offset by exposure to two areas on the equity side: international large-cap equities, which were hurt by the relative strength of the U.S. dollar; and global natural resource equities, which struggled as many major commodities fell during the period. The Portfolio’s fixed-income exposure helped absolute results as the sector managed to post positive returns in the period, unlike most equity assets. However, allocations to multi-sector bonds, Treasury Inflation-Protected Securities (TIPS), global bonds, bank loans and high-yield bonds detracted from relative results, as all asset classes underperformed the Barclays Capital U.S. Aggregate Bond Index.

It was a mixed period for active managers. The average large-cap manager lagged their style index across the spectrum, and the managers within our portfolio were no exception. Specifically, U.S. Multi Sector Fund (GMO) underperformed due to its significant allocation to high-quality stocks, which continued to lag during the period. In addition, Value & Restructuring Fund (Columbia), a strong long-term performer, was challenged due to an overweight in the energy sector as well as poor stock selection in that sector. Finally, Capital Appreciation Fund (Jennison) trailed the large-cap growth benchmark due to weak stock selection in the health care and financial sectors.

On a positive note, several of our active managers did outperform their respective benchmarks during the period. Emerging Markets Value Fund (DFA), in particular, benefited from an overweight in the smallest-cap names in its benchmark and an underweight in the largest-cap names. In addition, all three of our active international large-cap managers — International Opportunities Fund (Marsico), International Value Fund (Franklin Templeton) and International Core Fund (GMO) — outperformed the MSCI EAFE Index. On the fixed-income side, High Income Fund (MFC Global (U.S.)) significantly outperformed the high-yield bond index, helped by an overweight in lower-quality issues.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

Past performance is no guarantee of future results.

This commentary reflects the views of the portfolio management team through the end of the Portfolio’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

6	Lifestyle Portfolios | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Lifestyle Growth Portfolio Class A shares for the period indicated. For comparison, we’ve shown the same investment in a blended index and two separate indexes.

	Class B	Class C	Class R1[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class 1[1]	Class 5[1]

Period beginning	10-18-05	10-18-05	9-18-06	10-18-05	10-18-05	10-18-05	10-15-05	7-3-06

Without sales charge	$9,912	$9,924	$9,193	$10,151	$10,290	$10,421	$10,478	$9,640

With maximum sales charge	9,748	9,924	9,193	10,151	10,290	10,421	10,478	9,640

Index 1	9,570	9,570	8,477	9,570	9,570	9,570	9,598	8,846

Index 2	13,255	13,255	12,832	13,255	13,255	13,255	13,260	13,200

Index 3[2]	10,215	10,215	9,202	10,215	10,215	10,215	10,063	9,689

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Portfolio’s Class B, Class C, Class R1, Class R3, Class R4, Class R5, Class 1 and Class 5 shares, respectively, as of 6-30-10. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

S&P 500 Index — Index 1 — is an unmanaged index that includes 500 widely traded common stocks.

Barclays Capital U.S. Aggregate Bond Index — Index 2 — is an unmanaged index of dollar-denominated and non-convertible investment grade debt issues.

80% S&P 500/20% Barclays Capital U.S. Aggregate Bond Index Blend — Index 3 — is comprised of 80% S&P 500 Index and 20% Barclays Capital U.S. Aggregate Bond Index.

Performance chart

Total returns with maximum sales charge (POP) for the period ended 6-30-10

	Class A	Class B	Class C	Class R1[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class 1[1]	Class 5[1]

Inception	10-18-05	10-18-05	10-18-05	9-18-06	10-18-05	10-18-05	10-18-05	10-15-05	7-3-06

Average annual returns — 1 year	9.14%	9.02%	13.09%	14.44%	14.65%	15.01%	15.32%	15.48%	15.55%

Average annual returns — Since inception	–0.56%	–0.54%	–0.16%	–2.20%	0.32%	0.61%	0.88%	1.00%	–0.91%

Cumulative returns — 1 year	9.14%	9.02%	13.09%	14.44%	14.65%	15.01%	15.32%	15.48%	15.55%

Cumulative returns — Since inception	–2.59%	–2.52%	–0.76%	–8.07%	1.51%	2.90%	4.21%	4.78%	–3.60%

Cumulative returns — 6 months	–9.91%	–10.19%	–6.41%	–5.36%	–5.22%	–5.04%	–5.04%	–4.89%	–4.90%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charges will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class R1, Class R3, Class R4, Class R5, Class 1 and Class 5 shares.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until 4-30-11, for Class A, Class B and Class C shares. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The net expenses are as follows: Class B — 2.18%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class B — 2.31%. For the other classes, the net expenses equal the gross expenses and are as follows: Class A — 1.47%, Class C — 2.18%, Class R1 — 1.85%, Class R3 — 1.71%, Class R4 — 1.37%, Class R5 — 1.09%, Class 1 — 0.94% and Class 5 — 0.90%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or the redemption of Portfolio shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors, as described in the Portfolio’s Class R1, Class R3, Class R4, Class R5, Class 1 and Class 5 shares prospectuses.

2 Index as of closest month end to inception date.

3 NAV represents net asset value and POP represents public offering price.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

Semiannual report | Lifestyle Portfolios	7

John Hancock

Lifestyle Balanced Portfolio

Goal and strategy

The Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The Portfolio operates as a fund of funds and normally invests approximately 40% of its assets in underlying funds that invest primarily in fixed-income securities and approximately 60% of its assets in underlying funds that invest primarily in equity securities.

Asset Allocation

Equity	% of Total

U.S. Large Cap	35%

International Large Cap	6%

Emerging Markets	3%

U.S. Mid Cap	3%

Large Blend	2%

Real Estate	2%

Natural Resources	2%

U.S. Small Cap	2%

Small Growth	1%

Fixed Income	% of Total

High Yield Bond	12%

Intermediate Bond	12%

Multi-Sector Bond	9%

Bank Loan	4%

Treasury Inflation-
Protected Securities	4%

Global Bond	3%

As a percentage of net assets on 6-30-10.

Portfolio review

For the six months ended June 30, 2010, John Hancock Lifestyle Balanced Portfolio’s Class A, Class B, Class C, Class R1, Class R3, Class R4, Class R5, Class 1 and Class 5 shares returned –2.93, –3.33%, –3.27%, –3.05%, –2.95%, –2.87%, –2.75%, –2.73% and –2.71%, respectively. In comparison, the S&P 500 Index returned –6.65%, the Barclays Capital U.S. Aggregate Bond Index returned 5.33% and a blended index — 60% S&P 500 Index/40% Barclays Capital U.S. Aggregate Bond Index — returned –1.79% over the same period. The Portfolio’s result topped the –3.14% result of the Morningstar, Inc. average moderate allocation fund.1

Performance review

The Portfolio’s performance was helped on an absolute basis by its fixed-income exposure, as this broad sector managed to post positive returns in the period, unlike most equity asset classes. The Barclays Capital U.S. Aggregate Bond Index, which is dominated by high-quality securities such as Treasuries, outperformed most other areas of the fixed-income market, including credit-heavy sectors and Treasury Inflation-Protected Securities (TIPS).

On the equity side, the Portfolio was helped by allocations to asset classes that outperformed the S&P 500 Index, chiefly U.S. mid- and small-cap equities, emerging-market equities and real estate investment trusts (REITs), all of whose results were less negative than the index. (U.S. REITs’ results were actually positive.) These positives were partially offset by exposure to two areas on the equity side: international large-cap equities, which were hurt by the strong performance of the U.S. dollar, and global natural resource equities, which struggled as many major commodities fell during the period.

It was a mixed period for active managers. The average large-cap manager lagged their style index across the spectrum, and the managers within our portfolio were no exception. Specifically, U.S. Multi Sector Fund (GMO) underperformed due to its significant allocation to high-quality stocks, which continued to lag during the period. In addition, Value & Restructuring Fund (Columbia), a strong long-term performer, was challenged due to an overweight in the energy sector, as well as poor stock selection in that sector. Finally, Capital Appreciation Fund (Jennison) trailed the large-cap growth benchmark due to weak stock selection in the health care and financial sectors.

On a positive note, several of our fixed-income active managers did outperform their respective benchmarks during the period. High Income Fund (MFC Global (U.S.)) topped the high-yield bond index, helped by an overweight in lower-quality issues. In addition, Global Bond Fund (PIMCO) outperformed its index, helped by underweights in the euro and the British pound. On the equity side, Emerging Markets Value Fund (DFA) benefited from an overweight in the smallest-cap names in its benchmark and an underweight in the largest-cap names.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

Past performance is no guarantee of future results.

This commentary reflects the views of the portfolio management team through the end of the Portfolio’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

8	Lifestyle Portfolios | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Lifestyle Balanced Portfolio Class A shares for the period indicated. For comparison, we’ve shown the same investment in a blended index and two separate indexes.

	Class B	Class C	Class R1[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class 1[1]	Class 5[1]

Period beginning	10-18-05	10-18-05	9-18-06	10-18-05	10-18-05	10-18-05	10-15-05	7-3-06

Without sales charge	$10,537	$10,579	$9,832	$10,817	$10,957	$11,105	$11,146	$10,421

With maximum sales charge	10,366	10,579	9,832	10,817	10,957	11,105	11,146	10,421

Index 1	9,570	9,570	8,477	9,570	9,570	9,570	9,598	8,846

Index 2	13,255	13,255	12,832	13,255	13,255	13,255	13,260	13,200

Index 3[2]	11,001	11,001	10,058	11,001	11,001	11,001	10,856	10,553

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Portfolio’s Class B, Class C, Class R1, Class R3, Class R4, Class R5, Class 1, and Class 5 shares, respectively, as of 6-30-10. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

S&P 500 Index — Index 1 — is an unmanaged index that includes 500 widely traded common stocks.

Barclays Capital U.S. Aggregate Bond Index — Index 2 — is an unmanaged index of dollar-denominated and non-convertible investment grade debt issues.

60% S&P 500/40% Barclays Capital U.S. Aggregate Bond Index Blend — Index 3 — is comprised of 60% S&P 500 Index and 40% Barclays Capital U.S. Aggregate Bond Index.

Performance chart

Total returns with maximum sales charge (POP) for the period ended 6-30-10

	Class A	Class B	Class C	Class R1[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class 1[1]	Class 5[1]

Inception	10-18-05	10-18-05	10-18-05	9-18-06	10-18-05	10-18-05	10-18-05	10-15-05	7-3-06

Average annual returns — 1 year	9.80%	9.68%	13.71%	15.09%	15.29%	15.73%	15.99%	16.06%	16.13%

Average annual returns — Since inception	0.80%	0.77%	1.21%	–0.45%	1.68%	1.96%	2.26%	2.33%	1.04%

Cumulative returns — 1 year	9.80%	9.68%	13.71%	15.09%	15.29%	15.73%	15.99%	16.06%	16.13%

Cumulative returns — Since inception	3.81%	3.66%	5.79%	–1.68%	8.17%	9.57%	11.05%	11.46%	4.21%

Cumulative returns — 6 months	–7.75%	–8.14%	–4.23%	–3.05%	–2.95%	–2.87%	–2.75%	–2.73%	–2.71%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charges will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class R1, Class R3, Class R4, Class R5, Class 1 and Class 5 shares.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until 4-30-11, for Class A, Class B and Class C shares. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The net expenses are as follows: Class B — 2.16%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class B — 2.21%. For the other classes, the net expenses equal the gross expenses and are as follows: Class A — 1.38%, Class C — 2.08%, Class R1 — 1.88%, Class R3 — 1.65%, Class R4 — 1.34%, Class R5 — 1.03%, Class 1 — 0.92% and Class 5 — 0.88%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or the redemption of Portfolio shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors, as described in the Portfolio’s Class R1, Class R3, Class R4, Class R5, Class 1 and Class 5 shares prospectuses.

2 Index as of closest month end to inception date.

3 NAV represents net asset value and POP represents public offering price.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

Semiannual report | Lifestyle Portfolios	9

John Hancock

Lifestyle Moderate Portfolio

Goal and strategy

The Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on income. The Portfolio operates as a fund of funds and normally invests approximately 60% of its assets in underlying funds that invest primarily in fixed-income securities and approximately 40% of its assets in underlying funds that invest primarily in equity securities.

Asset Allocation

Equity	% of Total

U.S. Large Cap	23%

International Large Cap	7%

U.S. Mid Cap	3%

Real Estate	2%

Large Blend	1%

Small Growth	1%

U.S. Small Cap	1%

Fixed Income	% of Total

Intermediate Bond	24%

Multi-Sector Bond	13%

High Yield Bond	11%

Bank Loan	5%

Treasury Inflation-
Protected Securities	5%

Global Bond	4%

As a percentage of net assets on 6-30-10.

Portfolio review

During the six months ended June 30, 2010, John Hancock Lifestyle Moderate Portfolio’s Class A, Class B, Class C, Class R1, Class R3, Class R4, Class R5, Class 1 and Class 5 returned –0.33%, –0.75%, –0.69%, –0.58%, –0.55%, –0.37%, –0.16%, –0.13% and –0.10%, respectively. In comparison, the S&P 500 Index returned –6.65%, the Barclays Capital U.S. Aggregate Bond Index returned 5.33% and a blended index — 40% S&P 500 Index/60% Barclays Capital U.S. Aggregate Bond Index — returned 0.61% over the same period. The Portfolio’s results underperformed the 0.02% return of the Morningstar, Inc.’s average conservative allocation fund.1

Performance review

The Portfolio’s performance was helped on an absolute basis by its allocations to fixed income, as this broad sector managed to post positive returns in the period, unlike most equity asset classes. The Barclays Capital U.S. Aggregate Bond Index, which is dominated by high-quality securities such as Treasuries, outperformed most other areas of the fixed-income market, including credit-heavy sectors and Treasury Inflation-Protected Securities (TIPS). On the equity side, the Portfolio’s relative performance was helped by allocations to asset classes that outperformed the S&P 500 Index, chiefly U.S. mid- and small-cap equities and real estate investment trusts (REITs), both of whose results were less negative than the index. (U.S. REITs’ results were actually positive.) Conversely, the Portfolio was negatively impacted by an allocation to international large-cap equities, which were hurt by the strong performance of the U.S. dollar.

It was a mixed period for active managers, as some benchmark indexes were difficult to beat. On the fixed-income side, Spectrum Income Fund (T. Rowe Price) underperformed the multi-sector peer group due to exposure to riskier areas, such as high-yield bonds and dividend-paying stocks. On the equity side, U.S. Multi Sector Fund (GMO) was a detractor due to its significant allocation to high-quality stocks, which continued to lag during the period.

On a positive note, several of our fixed-income active managers did outperform their respective benchmarks during the period. High Income Fund (MFC Global (U.S.)) topped the high-yield bond index, helped by an overweight in lower-quality issues. In addition, Global Bond Fund (PIMCO) outperformed its index, helped by underweights in the euro and the British pound. On the equity side, Emerging Markets Value Fund (DFA) benefited from an overweight in the smallest-cap names in its benchmark and an underweight in the largest-cap names.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

Past performance is no guarantee of future results.

This commentary reflects the views of the portfolio management team through the end of the Portfolio’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

10	Lifestyle Portfolios | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Lifestyle Moderate Portfolio Class A shares for the period indicated. For comparison, we’ve shown the same investment in a blended index and two separate indexes.

	Class B	Class C	Class R1[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class 1[1]	Class 5[1]

Period beginning	10-18-05	10-18-05	9-18-06	10-18-05	10-18-05	10-18-05	10-15-05	7-3-06

Without sales charge	$11,091	$11,139	$10,586	$11,369	$11,503	$11,678	$11,739	$11,194

With maximum sales charge	10,912	11,139	10,586	11,369	11,503	11,678	11,739	11,194

Index 1	9,570	9,570	8,477	9,570	9,570	9,570	9,598	8,846

Index 2	13,255	13,255	12,832	13,255	13,255	13,255	13,260	13,200

Index 3[2]	11,781	11,781	10,934	11,781	11,781	11,781	11,646	11,432

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Portfolio’s Class B, Class C, Class R1, Class R3, Class R4, Class R5, Class 1 and Class 5 shares, respectively, as of 6-30-10. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

S&P 500 Index — Index 1 — is an unmanaged index that includes 500 widely traded common stocks.

Barclays Capital U.S. Aggregate Bond Index — Index 2 — is an unmanaged index of dollar-denominated and non-convertible investment grade debt issues.

40% S&P 500/60% Barclays Capital U.S. Aggregate Bond Index Blend — Index 3 — is comprised of 40% S&P 500 Index and 60% Barclays Capital U.S. Aggregate Bond Index.

Performance chart

Total returns with maximum sales charge (POP) for the period ended 6-30-10

	Class A	Class B	Class C	Class R1[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class 1[1]	Class 5[1]

Inception	10-18-05	10-18-05	10-18-05	9-18-06	10-18-05	10-18-05	10-18-05	10-15-05	7-3-06

Average annual returns — 1 year	9.96%	9.81%	13.94%	15.05%	15.25%	15.62%	16.03%	16.15%	16.23%

Average annual returns — Since inception	1.93%	1.87%	2.32%	1.51%	2.77%	3.02%	3.36%	3.46%	2.86%

Cumulative returns — 1 year	9.96%	9.81%	13.94%	15.05%	15.25%	15.62%	16.03%	16.15%	16.23%

Cumulative returns — Since inception	9.40%	9.12%	11.39%	5.86%	13.69%	15.03%	16.78%	17.39%	11.94%

Cumulative returns — 6 months	–5.32%	–5.67%	–1.68%	–0.58%	–0.55%	–0.37%	–0.16%	–0.13%	–0.10%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charges will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class R1, Class R3, Class R4, Class R5, Class 1 and Class 5 shares.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until 4-30-11, for Class A, Class B, Class C, Class R1, Class R3, Class R4 and Class R5 shares. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The net expenses are as follows: Class B — 2.13% and Class R1 — 1.88%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class B — 2.19% and Class R1 — 1.92%. For the other classes, the net expenses equal the gross expenses and are as follows: Class A — 1.32%, Class C — 2.03%, Class R3 — 1.73%, Class R4 — 1.48%, Class R5 — 1.10%, Class 1 — 0.89% and Class 5 — 0.85%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or the redemption of Portfolio shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors, as described in the Portfolio’s Class R1, Class R3, Class R4, Class R5, Class 1 and Class 5 shares prospectuses.

2 Index as of closest month end to inception date.

3 NAV represents net asset value and POP represents public offering price.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

Semiannual report | Lifestyle Portfolios	11

John Hancock

Lifestyle Conservative Portfolio

Goal and strategy

The Portfolio seeks a high level of current income with some consideration given to growth of capital. The Portfolio operates as a fund of funds and normally invests approximately 80% of its assets in underlying funds that invest primarily in fixed-income securities and approximately 20% of its assets in underlying funds that invest primarily in equity securities.

Asset Allocation

Equity	% of Total

U.S. Large Cap	15%

International Large Cap	3%

Real Estate	1%

Fixed Income	% of Total

Intermediate Bond	34%

Multi-Sector Bond	17%

High Yield Bond	8%

Global Bond	6%

Short-Term Bond	6%

Bank Loan	6%

Treasury Inflation-
Protected Securities	4%

As a percentage of net assets on 6-30-10.

Portfolio review

During the six months ended June 30, 2010, John Hancock Lifestyle Conservative Portfolio’s Class A, Class B, Class C, Class R1, Class R3, Class R4, Class R5 and Class 1 shares returned 1.79%, 1.42%, 1.43%, 1.62%, 1.67%, 1.70%, 1.89% and 2.00%, respectively. In comparison, the S&P 500 Index returned –6.65%, the Barclays Capital U.S. Aggregate Bond Index returned 5.33% and a blended index — 20% S&P 500 Index/80% Barclays Capital U.S. Aggregate Bond Index — returned 2.98% over the same period. The Portfolio’s results topped the 0.02% return of the Morningstar, Inc.’s average conservative allocation fund.1

Performance review

The Portfolio’s performance was helped on an absolute basis by its allocations to fixed income, as this broad sector managed to post positive returns in the period, unlike most equity asset classes. The Barclays Capital U.S. Aggregate Bond Index, which is dominated by high-quality securities such as Treasuries, outperformed most other areas of the fixed-income market, including credit-heavy sectors and Treasury Inflation-Protected Securities (TIPS). On the equity side, the Portfolio was negatively impacted by an allocation to international large-cap equities, which were hurt by the strong performance of the U.S. dollar, and by its exposure to U.S. large-cap equities, which produced more negative results than U.S. small- and mid-cap stocks.

It was a mixed period for active managers, as some benchmark indexes were difficult to beat. On the fixed-income side, Spectrum Income Fund (T. Rowe Price) underperformed the multi-sector peer group due to exposure to riskier areas, such as high-yield bonds and dividend-paying stocks. Floating Rate Income Fund (WAMCO) also underperformed its benchmark. On the equity side, Value & Restructuring Fund (Columbia), a strong long-term performer, was challenged due to an overweight in the energy sector as well as poor stock selection in that sector.

On a positive note, several of our fixed-income active managers did outperform their respective benchmarks during the period. High Income Fund (MFC Global (U.S.)) topped the high-yield bond index, helped by an overweight in lower-quality issues. In addition, Global Bond Fund (PIMCO) outperformed its index, helped by underweights in the euro and the British pound.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

Past performance is no guarantee of future results.

This commentary reflects the views of the portfolio management team through the end of the Portfolio’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

12	Lifestyle Portfolios | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Lifestyle Conservative Portfolio Class A shares for the period indicated. For comparison, we’ve shown the same investment in a blended index and two separate indexes.

	Class B	Class C	Class R1[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class 1[1]

Period beginning	10-18-05	10-18-05	9-18-06	10-18-05	10-18-05	10-18-05	10-15-05

Without sales charge	$11,729	$11,749	$11,365	$12,027	$12,140	$12,330	$12,401

With maximum sales charge	11,544	11,749	11,365	12,027	12,140	12,330	12,401

Index 1	9,570	9,570	8,477	9,570	9,570	9,570	9,598

Index 2	13,255	13,255	12,832	13,255	13,255	13,255	13,260

Index 3[2]	12,546	12,546	11,823	12,546	12,546	12,546	12,425

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Portfolio’s Class B, Class C, Class R1, Class R3, Class R4, Class R5 and Class 1 shares, respectively, as of 6-30-10. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

S&P 500 Index — Index 1 — is an unmanaged index that includes 500 widely traded common stocks.

Barclays Capital U.S. Aggregate Bond Index — Index 2 — is an unmanaged index of dollar-denominated and non-convertible investment grade debt issues.

20% S&P 500/80% Barclays Capital U.S. Aggregate Bond Index Blend — Index 3 — is comprised of 20% S&P 500 Index and 80% Barclays Capital U.S. Aggregate Bond Index.

Performance chart

Total returns with maximum sales charge (POP) for the period ended 6-30-10

	Class A	Class B	Class C	Class R1[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class 1[1]

Inception	10-18-05	10-18-05	10-18-05	9-18-06	10-18-05	10-18-05	10-18-05	10-15-05

Average annual returns — 1 year	8.89%	8.64%	12.75%	14.01%	14.22%	14.33%	14.79%	15.03%

Average annual returns — Since inception	3.12%	3.10%	3.49%	3.44%	4.00%	4.21%	4.56%	4.68%

Cumulative returns — 1 year	8.89%	8.64%	12.75%	14.01%	14.22%	14.33%	14.79%	15.03%

Cumulative returns — Since inception	15.53%	15.44%	17.49%	13.65%	20.27%	21.40%	23.30%	24.01%

Cumulative returns — 6 months	–3.30%	–3.58%	0.43%	1.62%	1.67%	1.70%	1.89%	2.00%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charges will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class R1, Class R3, Class R4, Class R5 and Class 1 shares.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until 4-30-11, for Class R1, Class R3, Class R4 and Class R5 shares. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The net expenses are as follows: Class R1 — 1.85% and Class R4 — 1.45%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class R1 — 1.91% and Class R4 — 1.52%. For the other classes, the net expenses equal the gross expenses and are as follows: Class A — 1.27%, Class B — 2.10%, Class C — 1.99%, Class R3 — 1.67%, Class R5 — 1.08%, and Class 1 — 0.87%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or the redemption of Portfolio shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors, as described in the Portfolio’s Class R1, Class R3, Class R4, Class R5 and Class 1 shares prospectuses.

2 Index as of closest month end to inception date.

3 NAV represents net asset value and POP represents public offering price.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

Semiannual report | Lifestyle Portfolios	13

Your expenses

As a shareholder of a John Hancock Lifestyle Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other Portfolio expenses. In addition to the operating expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the operating expenses of the affiliated underlying funds in which the Portfolio invests. Because the affiliated underlying funds have varied operating expenses and transaction costs and the Portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the Portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would have been higher than the amounts shown.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the period and held for the entire period (January 1, 2010 through June 30, 2010).

Actual expenses:

The first line of each share class in the table below and on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table below and on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

14	Lifestyle Portfolios | Semiannual report

Shareholder expense example chart

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period[1]	Annualized
		1-1-10	6-30-10	1-1-10–6-30-10	Expense Ratio[2]
Lifestyle Aggressive

Class A	Actual	$1,000.00	$920.50	$3.10	0.65%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.26	0.65%

Class B	Actual	1,000.00	917.10	6.42	1.35%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.10	6.76	1.35%

Class C	Actual	1,000.00	917.10	6.42	1.35%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.10	6.76	1.35%

Class R1	Actual	1,000.00	918.10	4.76	1.00%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,019.80	5.01	1.00%

Class R3	Actual	1,000.00	919.60	3.90	0.82%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.11	0.82%

Class R4	Actual	1,000.00	921.40	2.24	0.47%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.50	2.36	0.47%

Class R5	Actual	1,000.00	922.20	1.05	0.22%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.70	1.10	0.22%

Class 1	Actual	1,000.00	922.90	0.52	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.55	0.11%

Lifestyle Growth

Class A	Actual	$1,000.00	$948.70	$2.71	0.56%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.00	2.81	0.56%

Class B	Actual	1,000.00	945.40	6.51	1.35%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.10	6.76	1.35%

Class C	Actual	1,000.00	945.40	6.03	1.25%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.60	6.26	1.25%

Class R1	Actual	1,000.00	946.40	4.20	0.87%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.50	4.36	0.87%

Class R3	Actual	1,000.00	947.80	3.72	0.77%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.86	0.77%

Class R4	Actual	1,000.00	949.60	2.08	0.43%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.70	2.16	0.43%

Class R5	Actual	1,000.00	949.60	0.87	0.18%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.90	0.90	0.18%

Class 1	Actual	1,000.00	951.10	0.53	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.55	0.11%

Class 5	Actual	1,000.00	951.00	0.29	0.06%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.30	0.06%

Semiannual report | Lifestyle Portfolios	15

Shareholder expense example chart, continued

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period[1]	Annualized
		1-1-10	6-30-10	1-1-10–6-30-10	Expense Ratio[2]
Lifestyle Balanced

Class A	Actual	$1,000.00	$970.70	$2.59	0.53%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.20	2.66	0.53%

Class B	Actual	1,000.00	966.70	6.58	1.35%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.10	6.76	1.35%

Class C	Actual	1,000.00	967.30	5.95	1.22%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.70	6.11	1.22%

Class R1	Actual	1,000.00	969.50	4.35	0.89%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.40	4.46	0.89%

Class R3	Actual	1,000.00	970.50	3.71	0.76%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.81	0.76%

Class R4	Actual	1,000.00	971.30	1.96	0.40%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.80	2.01	0.40%

Class R5	Actual	1,000.00	972.50	0.78	0.16%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.00	0.80	0.16%

Class 1	Actual	1,000.00	972.70	0.54	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.55	0.11%

Class 5	Actual	1,000.00	972.90	0.29	0.06%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.30	0.06%

Lifestyle Moderate

Class A	Actual	$1,000.00	$996.70	$2.62	0.53%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.20	2.66	0.53%

Class B	Actual	1,000.00	992.50	6.67	1.35%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.10	6.76	1.35%

Class C	Actual	1,000.00	993.10	6.03	1.22%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.70	6.11	1.22%

Class R1	Actual	1,000.00	994.20	4.80	0.97%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.00	4.86	0.97%

Class R3	Actual	1,000.00	994.50	4.10	0.83%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.16	0.83%

Class R4	Actual	1,000.00	996.30	2.67	0.54%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.10	2.71	0.54%

Class R5	Actual	1,000.00	998.40	0.94	0.19%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.90	0.95	0.19%

Class 1	Actual	1,000.00	998.70	0.55	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.55	0.11%

Class 5	Actual	1,000.00	999.00	0.30	0.06%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.30	0.06%

16	Lifestyle Portfolios | Semiannual report

Shareholder expense example chart, continued

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period[1]	Annualized
		1-1-10	6-30-10	1-1-10–6-30-10	Expense Ratio[2]
Lifestyle Conservative

Class A	Actual	$1,000.00	$1,017.90	$2.60	0.52%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.20	2.61	0.52%

Class B	Actual	1,000.00	1,014.20	6.34	1.27%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.50	6.36	1.27%

Class C	Actual	1,000.00	1,014.30	6.04	1.21%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.80	6.06	1.21%

Class R1	Actual	1,000.00	1,016.20	4.75	0.95%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.10	4.76	0.95%

Class R3	Actual	1,000.00	1,016.70	4.05	0.81%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.06	0.81%

Class R4	Actual	1,000.00	1,017.00	3.40	0.68%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.41	0.68%

Class R5	Actual	1,000.00	1,018.90	1.00	0.20%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.80	1.00	0.20%

Class 1	Actual	1,000.00	1,020.00	0.55	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.55	0.11%

1 Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181), and divided by 365 (to reflect the one-half year period).

2 The Portfolios’ expense ratios do not include fees and expenses indirectly incurred by the underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolios. The range of the expense ratios of the underlying funds held by the Portfolios was as follows:

	Lifestyle	Lifestyle	Lifestyle	Lifestyle	Lifestyle
Period ended	Aggressive	Growth	Balanced	Moderate	Conservative
6-30-10	0.48%–1.40%	0.48%–1.40%	0.48%–1.40%	0.48%–1.13%	0.48%–1.08%

Semiannual report | Lifestyle Portfolios	17

Portfolio’s investments

Investment companies
Underlying Funds’ Subadvisers
American Century Management, Inc.	(American Century)
BlackRock Investment Management, LLC	(BlackRock)
Columbia Management Advisors, LLC	(Columbia)
Davis Advisors	(Davis)
Declaration Management/	(Declaration)
John Hancock Advisers
Deutsche Asset Management	(Deutsche)
Dimensional Fund Advisors, Inc.	(DFA)
Epoch Investment Partners	(Epoch)
Franklin®Templeton®	(Templeton)
Frontier Capital Management Company	(Frontier)
Grantham, Mayo, Van Otterloo & Co.	(GMO)
Invesco Advisers	(Invesco)
Jennison Associates LLC	(Jennison)
Lord Abbett	(Lord Abbett)
Marsico Capital Management, LLC	(Marsico)
MFC Global Investment Management	(MFC Global U.S.)
(U.S.), LLC
MFC Global Investment Management	(MFC Global U.S.A.)
(U.S.A.) Limited
Pacific Investment Management Company	(PIMCO)
Perimeter Capital Management, LLC	(Perimeter)
Rainier Investments Management, Inc.	(Rainier)
Robeco Investment Management, Inc.	(Robeco)
SSgA Funds Management, Inc.	(SSgA)
Stone Harbor Investment Partners, LP	(Stone Harbor)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
UBS Global Asset Management
(Americas) Inc.	(UBS)
Wellington Management Company, LLP	(Wellington)
Wells Capital Management, Inc.	(Wells Capital)
Western Asset Management Company	(WAMCO)

Lifestyle Aggressive Portfolio

Securities owned by the Portfolio on 6-30-10 (Unaudited)

	Shares	Value
Affiliated investment companies

John Hancock Investment Trust (G) — 1.47%

Small Cap Intrinsic Value, Class NAV
(MFC Global U.S.) (A)	4,515,175	$46,054,786

John Hancock Funds II (G) — 88.79%

All Cap Core, Class NAV (Deutsche)	10,875,073	77,430,523

All Cap Value, Class NAV (Lord Abbett)	4,860,912	46,810,583

Alpha Opportunities, Class NAV (Wellington)	9,118,681	92,736,984

Blue Chip Growth, Class NAV (T. Rowe Price)	9,618,363	154,855,651

Capital Appreciation, Class NAV (Jennison)	15,369,357	138,938,985

Emerging Markets Value, Class NAV (DFA)	21,390,181	216,468,630

Equity-Income, Class NAV (T. Rowe Price)	7,912,039	93,203,820

Fundamental Value, Class NAV (Davis)	12,566,633	157,585,574

Heritage, Class NAV (American Century) (I)	8,849,940	62,038,078

Index 500, Class NAV (MFC Global U.S.A.) (A)	20,399,367	156,259,148

International Equity Index, Class NAV (SSgA)	3,271,614	47,013,093

International Opportunities, Class NAV (Marsico)	14,770,721	164,545,826

International Small Cap, Class NAV (Templeton)	3,764,059	47,013,093

International Small Company, Class NAV (DFA)	6,995,996	47,013,093

International Value, Class NAV (Templeton)	13,815,770	164,545,826

Large Cap Value, Class NAV (BlackRock)	3,987,551	61,647,542

Large Cap, Class NAV (UBS)	2,924,324	31,056,318

Mid Cap Index, Class NAV (MFC Global U.S.A.) (A)	5,946,642	93,719,085

Mid Cap Stock, Class NAV (Wellington)	8,534,533	116,411,032

Mid Cap Value Equity, Class NAV (Columbia)	5,033,312	38,605,505

Mid Value, Class NAV (T. Rowe Price)	5,964,505	77,717,498

Natural Resources, Class NAV (Wellington)	5,183,605	91,801,640

Optimized Value, Class NAV (MFC Global U.S.A.) (A)	4,877,772	46,729,056

Small Cap Growth, Class NAV (Wellington) (I)	4,271,744	38,872,873

Small Cap Index, Class NAV (MFC Global U.S.A.) (A)	2,949,285	30,937,998

Small Cap Opportunities, Class NAV (DFA/Invesco)	1,900,749	30,773,122

Small Cap Value, Class NAV (Wellington)	2,836,751	38,835,116

Small Company Growth, Class NAV (Invesco)	3,785,273	39,177,578

Small Company Value, Class NAV (T. Rowe Price)	3,019,767	61,814,626

Smaller Company Growth, Class NAV
(Frontier/MFC Global U.S.A. (A)/Perimeter) (I)	3,542,229	38,929,101

Technical Opportunities, Class NAV (Wellington) (I)	4,924,615	46,980,825

U.S. Multi Sector, Class NAV (GMO)	15,535,099	125,368,249

Value & Restructuring, Class NAV (Columbia)	6,985,710	61,474,249

Value, Class NAV (Invesco)	3,652,921	31,342,062

John Hancock Funds III (G) — 9.74%

Disciplined Value, Class NAV (Robeco)	2,942,322	31,247,454

International Core, Class NAV (GMO)	6,972,281	164,545,826

Rainier Growth, Class NAV (Rainier)	6,759,432	107,880,537

Total investments
(Cost $3,286,967,631) — 100.00%		$3,118,380,985

Other assets and liabilities, net (0.00%)		(88,780)

Total net assets 100.00%		$3,118,292,205

Percentages are stated as a percent of net assets.

(A) The subadviser is an affiliate of the adviser.

(G) The underlying fund’s subadviser is shown parenthetically.

(I) Non-income producing.

See notes to financial statements

18	Lifestyle Portfolios | Semiannual report

Lifestyle Growth Portfolio

Securities owned by the Portfolio on 6-30-10 (Unaudited)

	Shares	Value
Affiliated investment companies

John Hancock Investment Trust (G) — 0.48%

Small Cap Intrinsic Value, Class NAV
(MFC Global U.S.) (A)	4,529,201	$46,197,848

John Hancock Funds II (G) — 92.64%

Active Bond, Class NAV
(MFC Global U.S./Declaration) (A)	5,185,335	51,179,257

All Cap Core, Class NAV (Deutsche)	32,213,680	229,361,398

All Cap Value, Class NAV (Lord Abbett)	13,609,413	131,058,647

Alpha Opportunities, Class NAV (Wellington)	32,934,766	334,946,568

Blue Chip Growth, Class NAV (T. Rowe Price)	28,625,623	460,872,524

Capital Appreciation, Class NAV (Jennison)	43,468,434	392,954,639

Emerging Markets Value, Class NAV (DFA)	44,103,125	446,323,625

Equity-Income, Class NAV (T. Rowe Price)	21,316,146	251,104,194

Floating Rate Income, Class NAV (WAMCO)	38,207,903	354,187,258

Fundamental Value, Class NAV (Davis)	41,100,480	515,400,014

Global Bond, Class NAV (PIMCO)	9,822,165	118,062,419

Global High Yield, Class NAV (Stone Harbor)	4,856,138	49,192,675

Global Real Estate, Class NAV (Deutsche)	15,566,335	96,511,277

Heritage, Class NAV (American Century) (I)	13,244,289	92,842,463

High Income, Class NAV (MFC Global U.S.) (A)	15,772,079	122,233,613

High Yield, Class NAV (WAMCO)	34,847,231	295,156,048

Index 500, Class NAV (MFC Global U.S.A.) (A)	67,870,671	519,889,343

International Equity Index, Class NAV (SSgA)	4,691,733	67,420,199

International Opportunities, Class NAV (Marsico)	25,949,296	289,075,161

International Small Cap, Class NAV (Templeton)	3,850,818	48,096,714

International Small Company, Class NAV (DFA)	7,175,473	48,219,177

International Value, Class NAV (Templeton)	24,237,692	288,670,906

Large Cap Value, Class NAV (BlackRock)	10,626,981	164,293,122

Large Cap, Class NAV (UBS)	8,641,709	91,774,945

Mid Cap Index, Class NAV (MFC Global U.S.A.) (A)	21,323,560	336,059,303

Mid Cap Stock, Class NAV (Wellington)	12,091,287	164,925,156

Mid Cap Value Equity, Class NAV (Columbia)	9,050,880	69,420,253

Mid Value, Class NAV (T. Rowe Price)	7,262,407	94,629,161

Multi-Sector Bond, Class NAV (Stone Harbor)	12,492,944	126,178,739

Natural Resources, Class NAV (Wellington)	10,979,886	194,453,789

Optimized Value, Class NAV (MFC Global U.S.A.) (A)	12,601,469	120,722,075

Real Estate Equity, Class NAV (T. Rowe Price)	9,825,703	62,786,245

Real Return Bond, Class NAV (PIMCO)	36,327,582	459,907,188

Small Cap Growth, Class NAV (Wellington) (I)	3,415,619	31,082,129

Small Cap Index, Class NAV (MFC Global U.S.A.) (A)	2,220,746	23,295,629

Small Cap Opportunities, Class NAV (DFA/Invesco)	1,418,234	22,961,203

Small Cap Value, Class NAV (Wellington)	2,068,026	28,311,279

Small Company Growth, Class NAV (Invesco)	3,084,449	31,924,051

Small Company Value, Class NAV (T. Rowe Price)	2,259,320	46,248,282

Smaller Company Growth, Class NAV
(Frontier/MFC Global U.S.A. (A)/Perimeter) (I)	2,808,103	30,861,048

Spectrum Income, Class NAV (T. Rowe Price)	12,055,587	122,846,428

Strategic Income Opportunities, Class NAV
(MFC Global U.S.) (A)	12,146,688	125,596,755

Technical Opportunities, Class NAV (Wellington) (I)	14,614,266	139,420,094

Total Return, Class NAV (PIMCO)	25,930,630	377,809,274

U.S. High Yield Bond, Class NAV (Wells Capital)	13,986,153	171,190,508

U.S. Multi Sector, Class NAV (GMO)	48,853,632	394,248,810

Value & Restructuring, Class NAV (Columbia)	19,009,849	167,286,672

Value, Class NAV (Invesco)	6,131,979	52,612,381

John Hancock Funds III (G) — 6.88%

Disciplined Value, Class NAV (Robeco)	8,734,190	92,757,101

International Core, Class NAV (GMO)	12,277,534	289,749,801

Rainier Growth, Class NAV (Rainier)	17,231,484	275,014,482

Total investments
(Cost $9,713,759,458) — 100.00%		$9,557,321,870

Other assets and liabilities, net 0.00%		164,624

Total net assets 100.00%		$9,557,486,494

Percentages are stated as a percent of net assets.

(A) The subadviser is an affiliate of the adviser.

(G) The underlying fund’s subadviser is shown parenthetically

(I) Non-income producing.

Lifestyle Balanced Portfolio

Securities owned by the Portfolio on 6-30-10 (Unaudited)

	Shares	Value
Affiliated investment companies

John Hancock Funds II (G) — 94.86%

Active Bond, Class NAV
(MFC Global U.S./Declaration) (A)	30,540,650	$301,436,212

All Cap Core, Class NAV (Deutsche)	25,373,502	180,659,337

All Cap Value, Class NAV (Lord Abbett)	10,405,706	100,206,951

Alpha Opportunities, Class NAV (Wellington)	23,333,784	237,304,586

Blue Chip Growth, Class NAV (T. Rowe Price)	25,164,714	405,151,896

Capital Appreciation, Class NAV (Jennison)	34,771,573	314,335,024

Core Bond, Class NAV (Wells Capital)	16,747,144	224,746,679

Emerging Markets Value, Class NAV (DFA)	30,783,096	311,524,933

Equity-Income, Class NAV (T. Rowe Price)	17,387,502	204,824,770

Floating Rate Income, Class NAV (WAMCO)	45,591,130	422,629,771

Fundamental Value, Class NAV (Davis)	31,276,658	392,209,291

Global Bond, Class NAV (PIMCO)	21,630,253	259,995,639

Global High Yield, Class NAV (Stone Harbor)	9,702,467	98,285,993

Global Real Estate, Class NAV (Deutsche)	18,138,428	112,458,254

Heritage, Class NAV (American Century) (I)	6,478,474	45,414,106

High Income, Class NAV (MFC Global U.S.) (A)	29,653,947	229,818,093

High Yield, Class NAV (WAMCO)	52,218,060	442,286,970

Index 500, Class NAV (MFC Global U.S.A.) (A)	54,421,897	416,871,734

International Opportunities, Class NAV (Marsico)	17,447,012	194,359,709

International Value, Class NAV (Templeton)	16,310,643	194,259,753

Large Cap Value, Class NAV (BlackRock)	9,299,036	143,763,095

Large Cap, Class NAV (UBS)	8,536,564	90,658,309

Mid Cap Stock, Class NAV (Wellington)	6,723,753	91,711,996

Mid Cap Value Equity, Class NAV (Columbia)	4,159,535	31,903,636

Mid Value, Class NAV (T. Rowe Price)	4,902,161	63,875,153

Multi-Sector Bond, Class NAV (Stone Harbor)	19,066,227	192,568,896

Natural Resources, Class NAV (Wellington)	11,842,778	209,735,604

Optimized Value, Class NAV (MFC Global U.S.A.) (A)	9,546,079	91,451,440

Real Estate Equity, Class NAV (T. Rowe Price)	16,120,074	103,007,270

Real Return Bond, Class NAV (PIMCO)	33,383,078	422,629,771

Small Cap Growth, Class NAV (Wellington) (I)	2,521,408	22,944,808

Small Company Growth, Class NAV (Invesco)	4,514,273	46,722,721

Small Company Value, Class NAV (T. Rowe Price)	5,839,958	119,543,946

Smaller Company Growth, Class NAV
(Frontier/MFC Global U.S.A. (A)/Perimeter) (I)	6,221,715	68,376,643

Spectrum Income, Class NAV (T. Rowe Price)	35,205,483	358,743,875

Strategic Bond, Class NAV (WAMCO)	9,855,478	108,114,593

Strategic Income Opportunities, Class NAV
(MFC Global U.S.) (A)	19,347,876	200,057,041

Technical Opportunities, Class NAV (Wellington) (I)	14,403,430	137,408,727

Total Bond Market, Class NAV (Declaration) (A)	971,376	10,170,308

Total Return, Class NAV (PIMCO)	40,474,671	589,715,959

U.S. High Yield Bond, Class NAV (Wells Capital)	29,710,635	363,658,175

U.S. Multi Sector, Class NAV (GMO)	39,165,576	316,066,202

Value & Restructuring, Class NAV (Columbia)	16,640,768	146,438,756

Value, Class NAV (Invesco)	2,678,953	22,985,419

John Hancock Funds III (G) — 5.13%

Disciplined Value, Class NAV (Robeco)	7,306,456	77,594,561

International Core, Class NAV (GMO)	8,263,281	195,013,435

Rainier Growth, Class NAV (Rainier)	13,576,860	216,686,685

Total investments
(Cost $9,373,501,764) — 99.99%		$9,530,326,725

Other assets and liabilities, net 0.01%		1,201,351

Total net assets 100.00%		$9,531,528,076

Percentages are stated as a percent of net assets.

(A) The subadviser is an affiliate of the adviser.

(G) The underlying fund’s subadviser is shown parenthetically.

(I) Non-income producing.

See notes to financial statements

Semiannual report | Lifestyle Portfolios	19

Lifestyle Moderate Portfolio

Securities owned by the Portfolio on 6-30-10 (Unaudited)

	Shares	Value

Affiliated investment companies

John Hancock Funds II (G) — 94.65%

Active Bond, Class NAV
(MFC Global U.S./Declaration) (A)	15,387,799	$151,877,578

Alpha Opportunities, Class NAV (Wellington)	3,777,270	38,414,838

Blue Chip Growth, Class NAV (T. Rowe Price)	8,937,606	143,895,451

Capital Appreciation, Class NAV (Jennison)	4,751,747	42,955,796

Core Bond, Class NAV (Wells Capital)	10,884,507	146,070,089

Equity-Income, Class NAV (T. Rowe Price)	7,228,354	85,150,005

Floating Rate Income, Class NAV (WAMCO)	15,866,196	147,079,634

Fundamental Value, Class NAV (Davis)	8,732,083	109,500,319

Global Bond, Class NAV (PIMCO)	10,833,524	130,218,955

Global High Yield, Class NAV (Stone Harbor)	2,968,576	30,071,671

Global Real Estate, Class NAV (Deutsche)	6,915,922	42,878,717

Heritage, Class NAV (American Century) (I)	1,034,191	7,249,678

High Income, Class NAV (MFC Global U.S.) (A)	13,534,182	104,889,913

High Yield, Class NAV (WAMCO)	12,016,568	101,780,333

Index 500, Class NAV (MFC Global U.S.A.) (A)	14,115,776	108,126,842

International Opportunities, Class NAV (Marsico)	6,710,684	74,757,021

International Value, Class NAV (Templeton)	6,315,314	75,215,386

Investment Quality Bond, Class NAV (Wellington)	5,241,936	63,846,784

Mid Cap Stock, Class NAV (Wellington)	2,866,377	39,097,377

Mid Cap Value Equity, Class NAV (Columbia)	940,890	7,216,628

Mid Value, Class NAV (T. Rowe Price)	2,650,490	34,535,884

Multi-Sector Bond, Class NAV (Stone Harbor)	8,437,005	85,213,747

Real Estate Equity, Class NAV (T. Rowe Price)	4,775,867	30,517,793

Real Return Bond, Class NAV (PIMCO)	10,995,227	139,199,573

Small Company Value, Class NAV (T. Rowe Price)	711,658	14,567,649

Smaller Company Growth, Class NAV
(Frontier/MFC Global U.S.A. (A)/Perimeter) (I)	1,325,838	14,570,962

Spectrum Income, Class NAV (T. Rowe Price)	14,869,940	151,524,691

Strategic Bond, Class NAV (WAMCO)	5,729,225	62,849,594

Strategic Income Opportunities, Class NAV
(MFC Global U.S.) (A)	8,528,025	88,179,778

Total Bond Market, Class NAV (Declaration) (A)	12,505,666	130,934,326

Total Return, Class NAV (PIMCO)	15,627,697	227,695,549

U.S. High Yield Bond, Class NAV (Wells Capital)	8,315,387	101,780,333

U.S. Multi Sector, Class NAV (GMO)	8,953,817	72,257,299

Value & Restructuring, Class NAV (Columbia)	5,253,965	46,234,888

John Hancock Funds III (G) — 5.34%

Global Shareholder Yield, Class NAV (Epoch)	9,377,844	71,552,950

International Core, Class NAV (GMO)	2,860,437	67,506,305

Rainier Growth, Class NAV (Rainier)	1,356,192	21,644,818

Total investments
(Cost $2,980,178,940) — 99.99%		$3,011,059,154

Other assets and liabilities, net 0.01%		249,698

Total net assets 100.00%		$3,011,308,852

Percentages are stated as a percent of net assets.

(A) The subadviser is an affiliate of the adviser.

(G) The underlying fund’s subadviser is shown parenthetically.

(I) Non-income producing.

Lifestyle Conservative Portfolio

Securities owned by the Portfolio on 6-30-10 (Unaudited)

	Shares	Value

Affiliated investment companies

John Hancock Funds II (G) — 96.24%

Active Bond, Class NAV
(MFC Global U.S./Declaration) (A)	15,271,414	$150,728,857

Blue Chip Growth, Class NAV (T. Rowe Price)	4,496,685	72,396,635

Core Bond, Class NAV (Wells Capital)	10,112,739	135,712,962

Equity-Income, Class NAV (T. Rowe Price)	4,093,621	48,222,858

Floating Rate Income, Class NAV (WAMCO)	14,751,717	136,748,420

Fundamental Value, Class NAV (Davis)	4,806,047	60,267,829

Global Bond, Class NAV (PIMCO)	13,271,509	159,523,538

Global High Yield, Class NAV (Stone Harbor)	4,301,056	43,569,696

Global Real Estate, Class NAV (Deutsche)	2,956,032	18,327,399

High Income, Class NAV (MFC Global U.S.) (A)	5,474,512	42,427,468

High Yield, Class NAV (WAMCO)	7,684,192	65,085,108

Index 500, Class NAV (MFC Global U.S.A.) (A)	9,440,716	72,315,881

International Value, Class NAV (Templeton)	3,076,600	36,642,309

Investment Quality Bond, Class NAV (Wellington)	6,198,101	75,492,866

Multi-Sector Bond, Class NAV (Stone Harbor)	9,472,156	95,668,775

Real Estate Equity, Class NAV (T. Rowe Price)	2,736,641	17,487,133

Real Return Bond, Class NAV (PIMCO)	7,875,372	99,702,211

Short Term Government Income, Class NAV
(MFC Global U.S.) (A)	14,705,341	149,553,317

Spectrum Income, Class NAV (T. Rowe Price)	16,877,950	171,986,315

Strategic Bond, Class NAV (WAMCO)	4,617,756	50,656,788

Strategic Income Opportunities, Class NAV
(MFC Global U.S.) (A)	9,445,562	97,667,107

Total Bond Market, Class NAV (Declaration) (A)	22,616,309	236,792,752

Total Return, Class NAV (PIMCO)	16,392,195	238,834,283

U.S. High Yield Bond, Class NAV (Wells Capital)	3,947,748	48,320,439

U.S. Multi Sector, Class NAV (GMO)	2,992,266	24,147,587

Value & Restructuring, Class NAV (Columbia)	4,794,694	42,193,308

John Hancock Funds III (G) — 3.70%

Global Shareholder Yield, Class NAV (Epoch)	8,067,314	61,553,603

International Core, Class NAV (GMO)	1,292,873	30,511,810

Total investments
(Cost $2,391,089,231) — 99.94%		$2,482,537,254

Other assets and liabilities, net 0.06%		1,381,806

Total net assets 100.00%		$2,483,919,060

Percentages are stated as a percent of net assets.

(A) The subadviser is an affiliate of the adviser.

(G) The underlying fund’s subadviser is shown parenthetically.

See notes to financial statements

20	Lifestyle Portfolios | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statements of assets and liabilities 6-30-10 (Unaudited)

These Statements of Assets and Liabilities are the Portfolios’ balance sheets. They show the value of what each Portfolio owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share for each Portfolio. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

	Lifestyle	Lifestyle	Lifestyle
	Aggressive	Growth	Balanced
Assets

Investments in affiliated funds, at value (Note 7)	$3,118,380,985	$9,557,321,870	$9,530,326,725
Receivable for investments sold	10,651,389	34,493,183	28,077,048
Receivable for fund shares sold	668,768	2,801,439	3,936,525
Dividends and interest receivable	—	3,282,520	4,498,870
Receivable due from adviser	1,019	10	—
Other assets	37,775	53,423	58,712
Total assets	3,129,739,936	9,597,952,445	9,566,897,880

Liabilities

Payable for investments purchased	—	3,397,100	4,656,047
Payable for fund shares repurchased	11,257,012	36,531,499	30,025,892
Distributions payable	—	—	209,386
Payable to affiliates: Accounting and legal services fees	45,431	137,639	137,548
Transfer agent fees	59,200	152,014	135,920
Trustees’ fees	3,526	10,150	9,526
Distribution and service fees	5,203	8,029	10,291
Other liabilities and accrued expenses	77,359	229,520	185,194
Total liabilities	11,447,731	40,465,951	35,369,804

Net assets

Capital paid-in	$3,932,467,362	$11,416,105,850	$11,013,407,743
Undistributed (accumulated) net investment income (loss)	(2,998,478)	51,142,051	(73,991)
Accumulated net realized loss on investments	(642,590,033)	(1,753,323,819)	(1,638,630,637)
Net unrealized appreciation (depreciation) on investments	(168,586,646)	(156,437,588)	156,824,961
Net assets	$3,118,292,205	$9,557,486,494	$9,531,528,076
Investments in affiliated funds, at cost	$3,286,967,631	$9,713,759,458	$9,373,501,764

Net asset value per share

The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A: Net assets	$141,660,267	$444,305,895	$452,267,305
Shares outstanding	14,226,019	40,718,196	39,624,220
Net asset value and redemption price per share	$9.96	$10.91	$11.41
Class B:[1] Net assets	$19,523,821	$73,213,787	$63,917,234
Shares outstanding	1,960,706	6,712,834	5,601,206
Net asset value, offering price and redemption price per share	$9.96	$10.91	$11.41
Class C:[1] Net assets	$86,775,833	$318,617,804	$364,776,261
Shares outstanding	8,715,664	29,233,125	31,928,451
Net asset value, offering price and redemption price per share	$9.96	$10.90	$11.42
Class R1: Net assets	$6,677,010	$11,853,009	$11,591,307
Shares outstanding	668,903	1,082,195	1,018,572
Net asset value, offering price and redemption price per share	$9.98	$10.95	$11.38
Class R3: Net assets	$10,016,255	$19,703,866	$29,829,229
Shares outstanding	1,006,708	1,807,972	2,617,582
Net asset value, offering price and redemption price per share	$9.95	$10.90	$11.40
Class R4: Net assets	$6,673,575	$16,359,998	$23,636,798
Shares outstanding	670,271	1,498,691	2,073,620
Net asset value, offering price and redemption price per share	$9.96	$10.92	$11.40
Class R5: Net assets	$8,760,805	$18,788,680	$31,277,085
Shares outstanding	879,549	1,720,085	2,742,077
Net asset value, offering price and redemption price per share	$9.96	$10.92	$11.41
Class 1: Net assets	$2,838,204,639	$8,581,339,799	$8,517,191,770
Shares outstanding	285,618,687	788,148,115	749,673,078
Net asset value, offering price and redemption price per share	$9.94	$10.89	$11.36
Class 5: Net assets	—	$73,303,656	$37,041,087
Shares outstanding	—	6,738,295	3,259,309
Net asset value, offering price and redemption price per share	—	$10.88	$11.36

Maximum public offering price per share

Class A (net asset value per share ÷ 95%)[2]	$10.48	$11.48	$12.01

1 Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Semiannual report | Lifestyle Portfolios	21

F I N A N C I A L  S T A T E M E N T S

Statements of assets and liabilities 6-30-10 (Unaudited)

Continued

	Lifestyle	Lifestyle
	Moderate	Conservative
Assets

Investments in affiliated funds, at value (Note 7)	$3,011,059,154	$2,482,537,254
Receivable for investments sold	26,242,152	7,240,064
Receivable for fund shares sold	1,356,970	3,201,498
Dividends and interest receivable	1,712,576	1,811,536
Receivable due from adviser	—	—
Other assets	42,963	43,910
Total assets	3,040,413,815	2,494,834,262

Liabilities

Payable for investments purchased	21,772,227	1,875,313
Payable for fund shares repurchased	7,034,556	8,596,610
Distributions payable	141,566	311,982
Payable to affiliates: Accounting and legal services fees	42,887	34,225
Transfer agent fees	47,863	43,275
Trustees’ fees	2,659	2,038
Distribution and service fees	3,887	3,690
Other liabilities and accrued expenses	59,318	48,069
Total liabilities	29,104,963	10,915,202

Net assets

Capital paid-in	$3,268,029,918	$2,564,828,900
Undistributed net investment income (loss)	9,117	5,231
Accumulated net realized loss on investments	(287,610,397)	(172,363,094)
Net unrealized appreciation (depreciation) on investments	30,880,214	91,448,023
Net assets	$3,011,308,852	$2,483,919,060
Investments in affiliated funds, at cost	$2,980,178,940	$2,391,089,231

Net asset value per share

The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A: Net assets	$169,225,888	$167,820,297
Shares outstanding	14,606,725	13,760,497
Net asset value and redemption price per share	$11.59	$12.20
Class B:[1] Net assets	$21,356,904	$22,930,623
Shares outstanding	1,844,900	1,879,778
Net asset value, offering price and redemption price per share	$11.58	$12.20
Class C:[1] Net assets	$147,293,723	$151,706,373
Shares outstanding	12,711,489	12,440,772
Net asset value, offering price and redemption price per share	$11.59	$12.19
Class R1: Net assets	$6,102,832	$8,078,465
Shares outstanding	526,806	661,809
Net asset value, offering price and redemption price per share	$11.58	$12.21
Class R3: Net assets	$8,603,716	$9,578,830
Shares outstanding	743,309	786,002
Net asset value, offering price and redemption price per share	$11.57	$12.19
Class R4: Net assets	$5,390,125	$5,047,803
Shares outstanding	466,237	414,348
Net asset value, offering price and redemption price per share	$11.56	$12.18
Class R5: Net assets	$9,739,152	$10,185,885
Shares outstanding	841,697	835,264
Net asset value, offering price and redemption price per share	$11.57	$12.19
Class 1: Net assets	$2,626,514,509	$2,108,570,784
Shares outstanding	227,195,884	173,133,362
Net asset value, offering price and redemption price per share	$11.56	$12.18
Class 5: Net assets	$17,082,003	—
Shares outstanding	1,478,846	—
Net asset value, offering price and redemption price per share	$11.55	—

Maximum public offering price per share

Class A (net asset value per share ÷ 95%)[2]	$12.20	$12.84

1 Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

22	Lifestyle Portfolios | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Statements of operations For the six months ended 6-30-10 (Unaudited)

These Statements of Operations summarize the Portfolios’ investment income earned and expenses directly incurred in operating each Portfolio. They also show net gains (losses) for the period stated.

	Lifestyle	Lifestyle	Lifestyle	Lifestyle	Lifestyle
	Aggressive	Growth	Balanced	Moderate	Conservative
Investment income

Income distributions received from affiliated
underlying funds	—	$59,618,759	$105,264,019	$44,228,008	$39,435,528
Expenses

Investment management fees (Note 4)	$814,348	2,189,344	2,015,953	614,069	489,220
Distribution and service fees (Note 4)	1,627,923	5,049,686	5,138,015	1,718,275	1,581,971
Transfer agent fees (Note 4)	336,666	806,096	720,924	255,099	236,810
Accounting and legal services fees (Note 4)	241,471	716,213	696,668	212,393	168,888
State registration fees (Note 4)	5,942	10,766	11,305	9,504	7,126
Professional fees	42,108	89,292	87,150	37,941	33,516
Printing and postage fees (Note 4)	20,244	54,145	40,241	12,210	10,907
Trustees’ fees (Note 4)	19,229	56,658	54,860	16,567	13,183
Registration and filing fees	17,593	42,292	40,495	30,696	30,866
Miscellaneous	24,282	63,513	61,440	21,846	17,655
Total expenses before reductions and
amounts recaptured	3,155,778	9,083,977	8,873,023	2,934,572	2,596,114

Net expense reductions and amounts recaptured
(Note 4)	(78,361)	(108,806)	16,507	9,694	7,338
Net expenses	3,077,417	8,975,171	8,889,530	2,944,266	2,603,452

Net investment income (loss)	(3,077,417)	50,643,588	96,374,489	41,283,742	36,832,076

Realized and unrealized gain (loss)

Net realized loss on
Investments in affiliated issuers	(12,163,880)	(16,849,254)	(6,715,842)	(6,026,776)	(8,025,426)
Change in net unrealized appreciation
(depreciation) of
Investments in affiliated issuers	(249,649,758)	(541,762,991)	(368,586,198)	(45,013,806)	14,224,536
Net realized and unrealized gain (loss)	(261,813,638)	(558,612,245)	(375,302,040)	(51,040,582)	6,199,110
Increase (decrease) in net assets
from operations	($264,891,055)	($507,968,657)	($278,927,551)	($9,756,840)	$43,031,186

See notes to financial statements

Semiannual report | Lifestyle Portfolios	23

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Portfolios’ net assets have changed during the period. They reflect earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Portfolio share transactions.

	Lifestyle Aggressive		Lifestyle Growth
	Six Months Ended 6-30-10	Year Ended 12-31-09	Six Months Ended 6-30-10	Year Ended 12-31-09
	(Unaudited)		(Unaudited)
Increase (decrease) in net assets

From operations
Net investment income (loss)	($3,077,417)	$28,276,848	$50,643,588	$201,128,938
Net realized loss	(12,163,880)	(270,314,079)	(16,849,254)	(790,676,249)
Change in net unrealized appreciation	(249,649,758)	1,134,320,799	(541,762,991)	3,109,916,824
(depreciation)
Increase (decrease) in net	(264,891,055)	892,283,568	(507,968,657)	2,520,369,513
assets resulting from operations

Distributions to shareholders
From net investment income
Class A	—	(630,612)	—	(7,070,624)
Class B	—	—	—	(809,211)
Class C	—	—	—	(3,420,732)
Class R1	—	(5,516)	—	(138,441)
Class R3	—	(25,799)	—	(283,371)
Class R4	—	(38,089)	—	(281,708)
Class R5	—	(72,599)	—	(351,449)
Class I	—	(27,656,032)	—	(188,654,587)
Class 5	—	—	—	(1,452,733)
From net realized gain
Class A	—	(510,730)	—	(1,570,157)
Class B	—	(56,216)	—	(287,229)
Class C	—	(229,565)	—	(1,159,785)
Class R1	—	(22,322)	—	(41,136)
Class R3	—	(37,553)	—	(71,616)
Class R4	—	(30,848)	—	(61,644)
Class R5	—	(36,760)	—	(66,680)
Class I	—	(11,484,426)	—	(34,093,560)
Class 5	—	—	—	(257,438)

Total distributions	—	(40,837,067)	—	(240,072,101)
From Portfolio share transactions (Note 5)	46,764,754	186,719,081	233,171,192	607,855,954
Total increase (decrease)	(218,126,301)	1,038,165,582	(274,797,465)	2,888,153,366

Net assets

Beginning of period	3,336,418,506	2,298,252,924	9,832,283,959	6,944,130,593
End of period	$3,118,292,205	$3,336,418,506	$9,557,486,494	$9,832,283,959

Undistributed (accumulated) net investment	($2,998,478)	$78,939	$51,142,051	$498,463
income (loss)

See notes to financial statements

24	Lifestyle Portfolios | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

Continued

	Lifestyle Balanced		Lifestyle Moderate
	Six Months Ended 6-30-10	Year Ended 12-31-09	Six Months Ended 6-30-10	Year Ended 12-31-09
	(Unaudited)		(Unaudited)
Increase (decrease) in net assets

From operations
Net investment income	$96,374,489	$281,471,402	$41,283,742	$104,101,297
Net realized loss	(6,715,842)	(828,430,095)	(6,026,776)	(189,874,901)
Change in net unrealized appreciation	(368,586,198)	2,852,959,551	(45,013,806)	681,861,530
(depreciation)
Increase (decrease) in net	(278,927,551)	2,306,000,858	(9,756,840)	596,087,926
assets resulting from operations
Distributions to shareholders
From net investment income
Class A	(3,679,856)	(10,196,327)	(2,002,520)	(4,645,678)
Class B	(261,120)	(1,279,662)	(167,448)	(524,569)
Class C	(1,678,994)	(6,481,199)	(1,195,685)	(3,042,754)
Class R	—	(30,044)	—	(17,911)
Class R1	(81,386)	(180,223)	(60,579)	(139,229)
Class R2	—	(46,524)	—	(16,491)
Class R3	(220,867)	(738,787)	(95,519)	(251,695)
Class R4	(221,915)	(637,423)	(63,530)	(153,794)
Class R5	(305,641)	(770,253)	(123,228)	(257,339)
Class I	(90,294,182)	(261,455,836)	(37,581,038)	(94,893,766)
Class 5	(384,502)	(898,953)	(240,605)	(485,292)
From net realized gain
Class A	—	(1,313,724)	—	(443,807)
Class B	—	(208,278)	—	(60,005)
Class C	—	(1,056,007)	—	(354,383)
Class R1	—	(33,287)	—	(17,415)
Class R3	—	(97,447)	—	(25,265)
Class R4	—	(78,956)	—	(13,526)
Class R5	—	(89,346)	—	(23,001)
Class I	—	(27,872,312)	—	(7,657,451)
Class 5	—	(101,460)	—	(42,708)
Total distributions	(97,128,463)	(313,566,048)	(41,530,152)	(113,066,079)
From Portfolio share transactions (Note 5)	426,551,497	669,110,101	237,143,176	291,315,446
Total increase (decrease)	50,495,483	2,661,544,911	185,856,184	774,337,293

Net assets

Beginning of period	9,481,032,593	6,819,487,682	2,825,452,668	2,051,115,375
End of period	$9,531,528,076	$9,481,032,593	$3,011,308,852	$2,825,452,668

Undistributed (accumulated) net investment	($73,991)	$679,983	$9,117	$255,527
income (loss)

See notes to financial statements

Semiannual report | Lifestyle Portfolios	25

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

Continued

	Lifestyle Conservative
	Six Months Ended 6-30-10	Year Ended 12-31-09
	(Unaudited)
Increase (decrease) in net assets

From operations
Net investment income	$36,832,076	$91,629,920
Net realized loss	(8,025,426)	(112,405,266)
Change in net unrealized appreciation	14,224,536	409,480,142
(depreciation)
Increase (decrease) in net	43,031,186	388,704,796
assets resulting from operations

Distributions to shareholders
From net investment income
Class A	(2,223,998)	(5,075,375)
Class B	(227,349)	(629,455)
Class C	(1,451,110)	(3,571,788)
Class R	—	(25,511)
Class R1	(86,127)	(190,701)
Class R2	—	(10,451)
Class R3	(114,430)	(301,534)
Class R4	(59,891)	(136,489)
Class R5	(151,758)	(322,972)
Class I	(32,782,048)	(81,718,889)
From net realized gain
Class A	—	(511,233)
Class B	—	(75,135)
Class C	—	(430,087)
Class R1	—	(23,998)
Class R3	—	(29,565)
Class R4	—	(13,888)
Class R5	—	(31,020)
Class I	—	(7,025,408)
Total distributions	(37,096,711)	(100,123,499)
From Portfolio share transactions (Note 5)	239,133,884	364,299,113
Total increase	245,068,359	652,880,410

Net assets

Beginning of period	2,238,850,701	1,585,970,291
End of period	$2,483,919,060	$2,238,850,701

Undistributed net investment income	$5,231	$269,866

See notes to financial statements

26	Lifestyle Portfolios | Semiannual report

Financial highlights

These Financial Highlights show how each Portfolio’s net asset value for a share has changed since the beginning of the period.

Lifestyle Aggressive

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net									Expenses
			realized	Total							Expenses	including		Net
	Net asset	Net	and	from	From net						before re-	reduc-		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		ductions and	tions and	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	amounts	investment	period (in	Portfolio
	of period)	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	recaptured	recaptured	income	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)	(%)	(loss) (%)[1]	($)	(%)

CLASS A

6-30-2010[5]	10.82	(0.04)	(0.82)	(0.86)	—	—	—	—	9.96	(7.95)[6,7]	0.62[8,9]	0.65[8,9,15]	(0.65)[8]	142	2
12-31-2009	8.02	0.06	2.83	2.89	(0.05)	(0.04)	—	(0.09)	10.82	36.04[6]	0.72[9]	0.65[9]	0.70	138	23
12-31-2008	15.22	0.10	(6.58)	(6.48)	(0.09)	(0.63)	—	(0.72)	8.02	(42.40)[6]	0.66[9]	0.61[9]	0.77	78	36
12-31-2007	14.72	0.11	1.05	1.16	(0.12)	(0.54)	—	(0.66)	15.22	8.00[6]	0.59[9]	0.59[9]	0.69	116	21
12-31-2006[10]	14.06	0.08	1.24	1.32	(0.37)	(0.29)	—	(0.66)	14.72	9.40[6,7]	0.65[4,8]	0.64[4,8]	1.69[8]	56	5
8-31-2006[11]	12.63	(0.07)	1.56	1.49	(0.06)	—	—	(0.06)	14.06	11.85[6,7]	0.84[4,8]	0.65[4,8]	(0.59)[8]	35	23

CLASS B

6-30-2010[5]	10.86	(0.07)	(0.83)	(0.90)	—	—	—	—	9.96	(8.29)[6,7]	1.43[8,9]	1.35[8,9]	(1.35)[8]	20	2
12-31-2009	8.06	(0.01)	2.84	2.83	—	(0.03)	—	(0.03)	10.86	35.09[6]	1.60[9]	1.35[9]	(0.15)	22	23
12-31-2008	15.23	—[12]	(6.54)	(6.54)	—	(0.63)	—	(0.63)	8.06	(42.84)[6]	1.51[9]	1.35[9]	0.01	16	36
12-31-2007	14.72	(0.02)	1.07	1.05	—	(0.54)	—	(0.54)	15.23	7.23[6]	1.37[9]	1.35[9]	(0.13)	24	21
12-31-2006[10]	14.00	0.05	1.23	1.28	(0.27)	(0.29)	—	(0.56)	14.72	9.15[6,7]	1.54[4,8]	1.35[4,8]	1.07[8]	13	5
8-31-2006[11]	12.63	(0.15)	1.56	1.41	(0.04)	—	—	(0.04)	14.00	11.22[6,7]	2.00[4,8]	1.34[4,8]	(1.23)[8]	8	23

CLASS C

6-30-2010[5]	10.86	(0.07)	(0.83)	(0.90)	—	—	—	—	9.96	(8.29)[6,7]	1.33[8,9]	1.35[8,9,15]	(1.35)[8]	87	2
12-31-2009	8.06	(0.01)	2.84	2.83	—	(0.03)	—	(0.03)	10.86	35.09[6]	1.43[9]	1.35[9]	(0.14)	89	23
12-31-2008	15.23	0.01	(6.55)	(6.54)	—	(0.63)	—	(0.63)	8.06	(42.79)[6]	1.36[9]	1.31[9]	0.05	62	36
12-31-2007	14.73	—[12]	1.05	1.05	(0.01)	(0.54)	—	(0.55)	15.23	7.21[6]	1.32[9]	1.31[9]	0.03	95	21
12-31-2006[10]	14.00	0.05	1.24	1.29	(0.27)	(0.29)	—	(0.56)	14.73	9.22[6,7]	1.36[4,8]	1.35[4,8]	1.10[8]	39	5
8-31-2006[11]	12.63	(0.15)	1.57	1.42	(0.05)	—	—	(0.05)	14.00	11.22[6,7]	1.60[4,8]	1.34[4,8]	(1.27)[8]	25	23

CLASS R1

6-30-2010[5]	10.87	(0.05)	(0.84)	(0.89)	—	—	—	—	9.98	(8.19)[6,7]	0.90[8,9]	1.00[8,9,15]	(1.00)[8]	7	2
12-31-2009	8.05	0.08	2.79	2.87	(0.01)	(0.04)	—	(0.05)	10.87	35.66[6]	1.16[9]	1.05[9]	0.81	6	23
12-31-2008	15.27	0.10	(6.63)	(6.53)	(0.06)	(0.63)	—	(0.69)	8.05	(42.56)[6]	1.49[9]	0.85[9]	0.83	2	36
12-31-2007	14.76	0.15	1.00	1.15	(0.10)	(0.54)	—	(0.64)	15.27	7.92[6]	3.54[9]	0.72[9,13]	0.92	1	21
12-31-2006[10,11]	14.11	0.08	1.23	1.31	(0.37)	(0.29)	—	(0.66)	14.76	9.25[6,7]	12.89[4,8]	0.70[4,8]	1.79[8]	—[14]	5

CLASS R3

6-30-2010[5]	10.82	(0.04)	(0.83)	(0.87)	—	—	—	—	9.95	(8.04)[6,7]	0.82[8,9]	0.82[8,9]	(0.82)[8]	10	2
12-31-2009	8.03	0.03	2.83	2.86	(0.03)	(0.04)	—	(0.07)	10.82	35.59[6]	0.95[9]	0.95[9]	0.31	10	23
12-31-2008	15.22	0.07	(6.57)	(6.50)	(0.06)	(0.63)	—	(0.69)	8.03	(42.54)[6]	0.91[9]	0.86[9]	0.59	6	36
12-31-2007	14.72	0.11	1.03	1.14	(0.10)	(0.54)	—	(0.64)	15.22	7.85[6]	1.21[9]	0.81[9,13]	0.68	7	21
12-31-2006[10]	14.06	0.08	1.24	1.32	(0.37)	(0.29)	—	(0.66)	14.72	9.36[6,7]	2.21[4,8]	0.72[4,8]	1.70[8]	2	5
8-31-2006[11]	12.63	(0.05)	1.54	1.49	(0.06)	—	—	(0.06)	14.06	11.81[6,7]	8.07[4,8]	0.69[4,8]	(0.47)[8]	1	23

CLASS R4

6-30-2010[5]	10.81	(0.03)	(0.82)	(0.85)	—	—	—	—	9.96	(7.86)[6,7]	0.48[8,9]	0.47[8,9]	(0.47)[8]	7	2
12-31-2009	8.01	0.06	2.83	2.89	(0.05)	(0.04)	—	(0.09)	10.81	36.09[6]	0.62[9]	0.62[9]	0.68	9	23
12-31-2008	15.21	0.18	(6.66)	(6.48)	(0.09)	(0.63)	—	(0.72)	8.01	(42.38)[6]	0.66[9]	0.56[9]	1.56	6	36
12-31-2007	14.71	0.11	1.07	1.18	(0.14)	(0.54)	—	(0.68)	15.21	8.13[6]	0.96[9]	0.54[9,13]	0.70	5	21
12-31-2006[10]	14.07	0.08	1.25	1.33	(0.40)	(0.29)	—	(0.69)	14.71	9.46[6,7]	1.38[4,8]	0.53[4,8]	1.71[8]	2	5
8-31-2006[11]	12.63	(0.05)	1.55	1.50	(0.06)	—	—	(0.06)	14.07	11.94[6,7]	4.08[4,8]	0.49[4,8]	(0.38)[8]	2	23

See notes to financial statements

Semiannual report | Lifestyle Portfolios	27

Financial highlights

Continued

Lifestyle Aggressive continued

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total							Expenses	Expenses		Net
	Net asset	Net	and	from	From net						before re-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		ductions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period)	come (loss	on invest-	operations	income	realized	capital	distribu-	of period	return	recaptured	recaptured	income	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)	(%)	(loss) (%)[1]	($)	(%)

CLASS R5

6-30-2010[5]	10.80	(0.01)	(0.83)	(0.84)	—	—	—	—	9.96	(7.78)[6,7]	0.23[8,9]	0.22[8,9]	(0.22)[8]	9	2
12-31-2009	8.00	0.09	2.83	2.92	(0.08)	(0.04)	—	(0.12)	10.80	36.51[6]	0.32[9]	0.32[9]	0.97	10	23
12-31-2008	15.21	0.17	(6.62)	(6.45)	(0.13)	(0.63)	—	(0.76)	8.00	(42.18)[6]	0.32[9]	0.24[9]	1.42	6	36
12-31-2007	14.71	0.22	1.00	1.22	(0.18)	(0.54)	—	(0.72)	15.21	8.42[6]	1.11[9]	0.23[9,13]	1.40	3	21
12-31-2006[10]	14.09	0.09	1.26	1.35	(0.44)	(0.29)	—	(0.73)	14.71	9.57[6,7]	4.07[4,8]	0.23[4,8]	1.90[8]	1	5
8-31-2006[11]	12.63	0.01	1.52	1.53	(0.07)	—	—	(0.07)	14.09	12.16[6,7]	8.26[4,8]	0.20[4,8]	0.05[8]	—[14]	23

CLASS 1

6-30-2010[5]	10.77	(0.01)	(0.82)	(0.83)	—	—	—	—	9.94	(7.71)[6,7]	0.12[8,9]	0.11[8,9]	(0.11)[8]	2,838	2
12-31-2009	7.98	0.10	2.83	2.93	(0.10)	(0.04)	—	(0.14)	10.77	36.70[6]	0.11[9]	0.11[9]	1.11	3,052	23
12-31-2008	15.18	0.15	(6.57)	(6.42)	(0.15)	(0.63)	—	(0.78)	7.98	(42.08)[6]	0.12[9]	0.12[9]	1.24	2,120	36
12-31-2007	14.68	0.15	1.09	1.24	(0.20)	(0.54)	—	(0.74)	15.18	8.54	0.11[9]	0.11[9]	0.94	3,416	21
12-31-2006[10]	14.07	0.10	1.25	1.35	(0.45)	(0.29)	—	(0.74)	14.68	9.59[7]	0.11[4,8]	0.11[4,8]	2.09[8]	2,782	5
8-31-2006[11]	12.60	0.06	1.48	1.54	(0.07)	—	—	(0.07)	14.07	12.27[7]	0.11[4,8]	0.11[4,8]	0.48[8]	2,422	23

1 Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.

2 Based on the average daily shares outstanding.

3 Assumes dividend reinvestment (if applicable).

4 Does not include expenses of the underlying affiliated funds in which the Portfolio invests.

5 Semiannual period from 1-1-10 to 6-30-10. Unaudited.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Annualized.

9 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.48%–1.40%, 0.49%–1.40%, 0.49%–2.84% and 0.79%–0.91%, for the periods ended 6-30-10, 12-31-09, 12-31-08 and 12-31-07, respectively.

10 The fiscal year-end changed from August 31 to December 31.

11 The inception date for Class A, Class B, Class C, Class R3, Class R4 and Class R5 shares is 10-18-05 and the inception dates for Class R1 and Class 1 shares are 9-18-06 and 10-15-05, respectively.

12 Less than $0.005 per share.

13 Includes transfer agent fee earned credits of less than 0.01% of average net assets.

14 Less than $500,000.

15 Includes the impact of expense recapture which amounted to 0.03%, 0.02% and 0.10% for Class A, Class C and Class R1 shares, respectively, of average net assets. See Note 4.

Lifestyle Growth

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total							Expenses	Expenses		Net
	Net asset	Net	and	from	From net						before re-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		ductions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	recaptured	recaptured	income	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)	(%) (loss)	(%)[1]	($)	(%)

CLASS A

6-30-2010[5]	11.50	0.04	(0.63)	(0.59)	—	—	—	—	10.91	(5.13)[6,7]	0.56[8,9]	0.56[8,9]	0.65[8]	444	3
12-31-2009	8.73	0.21	2.81	3.02	(0.21)	(0.04)	—	(0.25)	11.50	34.54[7]	0.64[9]	0.62[9]	2.17	417	26
12-31-2008	15.05	0.27	(5.85)	(5.58)	(0.26)	(0.48)	—	(0.74)	8.73	(36.89)[7]	0.59[9]	0.57[9]	2.14	251	37
12-31-2007	14.72	0.28	0.73	1.01	(0.23)	(0.45)	—	(0.68)	15.05	6.96[7]	0.54[9]	0.53[9]	1.79	332	18
12-31-2006[10]	14.63	0.16	1.01	1.17	(0.43)	(0.36)	(0.29)	(1.08)	14.72	8.00[6,7]	0.58[4,8]	0.58[4,8]	3.18[8]	165	4
8-31-2006[11]	13.35	0.07	1.28	1.35	(0.07)	—	—	(0.07)	14.63	10.18[6,7]	0.72[4,8]	0.61[4,8]	0.55[8]	103	26

See notes to financial statements

28	Lifestyle Portfolios | Semiannual report

Financial highlights

Continued

Lifestyle Growth continued

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total							Expenses	Expenses		Net
	Net asset	Net	and	from	From net						before re-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		ductions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	recaptured	recaptured	income	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)	(%)	(loss) (%)[1]	($)	(%)

CLASS B

6-30-2010[5]	11.54	(0.01)	(0.62)	(0.63)	—	—	—	—	10.91	(5.46)[6,7]	1.33[8,9]	1.35[8,9,15]	(0.16)[8]	73	3
12-31-2009	8.77	0.13	2.81	2.94	(0.13)	(0.04)	—	(0.17)	11.54	33.53[7]	1.48[9]	1.35[9]	1.32	75	26
12-31-2008	15.06	0.16	(5.81)	(5.65)	(0.16)	(0.48)	—	(0.64)	8.77	(37.35)[7]	1.41[9]	1.32[9]	1.30	54	37
12-31-2007	14.73	0.16	0.73	0.89	(0.11)	(0.45)	—	(0.56)	15.06	6.14[7]	1.30[9]	1.29[9]	1.02	78	18
12-31-2006[10]	14.57	0.12	1.01	1.13	(0.36)	(0.36)	(0.25)	(0.97)	14.73	7.77[6,7]	1.40[4,8]	1.35[4,8]	2.45[8]	39	4
8-31-2006[11]	13.35	(0.02)	1.30	1.28	(0.06)	—	—	(0.06)	14.57	9.57[6,7]	1.69[4,8]	1.34[4,8]	(0.19)[8]	24	26

CLASS C

6-30-2010[5]	11.53	—[12]	(0.63)	(0.63)	—	—	—	—	10.90	(5.46)[6,7]	1.25[8,9]	1.25[8,9]	(0.05)[8]	319	3
12-31-2009	8.76	0.14	2.81	2.95	(0.14)	(0.04)	—	(0.18)	11.53	33.63[7]	1.35[9]	1.34[9]	1.37	305	26
12-31-2008	15.05	0.17	(5.81)	(5.64)	(0.17)	(0.48)	—	(0.65)	8.76	(37.33)[7]	1.30[9]	1.29[9]	1.36	206	37
12-31-2007	14.72	0.16	0.74	0.90	(0.12)	(0.45)	—	(0.57)	15.05	6.19[7]	1.25[9]	1.25[9]	1.05	294	18
12-31-2006[10]	14.57	0.13	0.99	1.12	(0.36)	(0.36)	(0.25)	(0.97)	14.72	7.73[6,7]	1.29[4,8]	1.29[4,8]	2.53[8]	152	4
8-31-2006[11]	13.35	(0.02)	1.30	1.28	(0.06)	—	—	(0.06)	14.57	9.57[6,7]	1.44[4,8]	1.33[4,8]	(0.14)[8]	93	26

CLASS R1

6-30-2010[5]	11.57	0.02	(0.64)	(0.62)	—	—	—	—	10.95	(5.36)[6,7]	0.87[8,9]	0.87[8,9]	0.33[8]	12	3
12-31-2009	8.77	0.25	2.75	3.00	(0.16)	(0.04)	—	(0.20)	11.57	34.15[7]	1.02[9]	1.02[9]	2.45	11	26
12-31-2008	15.10	0.34	(5.96)	(5.62)	(0.23)	(0.48)	—	(0.71)	8.77	(37.05)[7]	1.34[9]	0.83[9]	2.81	3	37
12-31-2007	14.77	0.32	0.66	0.98	(0.20)	(0.45)	—	(0.65)	15.10	6.75[7]	2.42[9]	0.73[9]	2.02	2	18
12-31-2006[10,11]	14.70	0.14	1.00	1.14	(0.42)	(0.36)	(0.29)	(1.07)	14.77	7.75[6,7]	12.95[4,8]	0.69[4,8]	3.23[8]	—[13]	4

CLASS R3

6-30-2010[5]	11.50	0.02	(0.62)	(0.60)	—	—	—	—	10.90	(5.22)[6,7]	0.78[8,9]	0.77[8,9]	0.43[8]	20	3
12-31-2009	8.73	0.18	2.81	2.99	(0.18)	(0.04)	—	(0.22)	11.50	34.26[7]	0.88[9]	0.88[9]	1.77	19	26
12-31-2008	15.03	0.24	(5.84)	(5.60)	(0.22)	(0.48)	—	(0.70)	8.73	(37.06)[7]	0.84[9]	0.83[9]	1.93	12	37
12-31-2007	14.71	0.28	0.69	0.97	(0.20)	(0.45)	—	(0.65)	15.03	6.69[7]	0.98[9]	0.80[9]	1.83	14	18
12-31-2006[10]	14.61	0.16	1.01	1.17	(0.42)	(0.36)	(0.29)	(1.07)	14.71	8.00[6,7]	1.35[4,8]	0.71[4,8]	3.13[8]	4	4
8-31-2006[11]	13.35	0.07	1.26	1.33	(0.07)	—	—	(0.07)	14.61	9.98[6,7]	5.07[4,8]	0.68[4,8]	0.62[8]	2	26

CLASS R4

6-30-2010[5]	11.50	0.04	(0.62)	(0.58)	—	—	—	—	10.92	(5.04)[6,7]	0.43[8,9]	0.43[8,9]	0.76[8]	16	3
12-31-2009	8.72	0.21	2.82	3.03	(0.21)	(0.04)	—	(0.25)	11.50	34.73[7]	0.54[9]	0.54[9]	2.11	16	26
12-31-2008	15.03	0.29	(5.86)	(5.57)	(0.26)	(0.48)	—	(0.74)	8.72	(36.87)[7]	0.56[9]	0.56[9]	2.34	13	37
12-31-2007	14.71	0.27	0.74	1.01	(0.24)	(0.45)	—	(0.69)	15.03	6.95[7]	0.64[9]	0.53[9]	1.76	15	18
12-31-2006[10]	14.64	0.16	1.01	1.17	(0.44)	(0.36)	(0.30)	(1.10)	14.71	8.04[6,7]	0.80[4,8]	0.53[4,8]	3.12[8]	7	4
8-31-2006[11]	13.35	0.08	1.29	1.37	(0.08)	—	—	(0.08)	14.64	10.26[6,7]	1.78[4,8]	0.49[4,8]	0.69[8]	5	26

CLASS R5

6-30-2010[5]	11.50	0.06	(0.64)	(0.58)	—	—	—	—	10.92	(5.04)[6,7]	0.19[8,9]	0.18[8,9]	1.02[8]	19	3
12-31-2009	8.72	0.25	2.81	3.06	(0.24)	(0.04)	—	(0.28)	11.50	35.09[7]	0.26[9]	0.26[9]	2.48	18	26
12-31-2008	15.04	0.33	(5.87)	(5.54)	(0.30)	(0.48)	—	(0.78)	8.72	(36.64)[7]	0.24[9]	0.24[9]	2.67	10	37
12-31-2007	14.71	0.39	0.67	1.06	(0.28)	(0.45)	—	(0.73)	15.04[6]	7.31[7]	0.54[9]	0.21[9]	2.53	8	18
12-31-2006[10]	14.66	0.18	1.02	1.20	(0.47)	(0.36)	(0.32)	(1.15)	14.71	8.15[6,7]	1.40[4,8]	0.20[4,8]	3.54[8]	2	4
8-31-2006[11]	13.35	0.09	1.30	1.39	(0.08)	—	—	(0.08)	14.66	10.47[6,7]	2.52[4,8]	0.19[4,8]	0.70[8]	2	26

CLASS 1

6-30-2010[5]	11.45	0.06	(0.62)	(0.56)	—	—	—	—	10.89	(4.89)[6,7]	0.11[8,9]	0.11[8,9]	1.08[8]	8,581	3
12-31-2009	8.68	0.25	2.81	3.06	(0.25)	(0.04)	—	(0.29)	11.45	35.27[7]	0.11[9]	0.11[9]	2.55	8,903	26
12-31-2008	15.00	0.32	(5.85)	(5.53)	(0.31)	(0.48)	—	(0.79)	8.68	(36.63)[7]	0.12[9]	0.12[9]	2.49	6,345	37
12-31-2007	14.67	0.30	0.77	1.07	(0.29)	(0.45)	—	(0.74)	15.00[6]	7.44[7]	0.11[9]	0.11[9]	1.94	9,574	18
12-31-2006[10]	14.63	0.17	1.03	1.20	(0.48)	(0.36)	(0.32)	(1.16)	14.67	8.18[6]	0.11[4,8]	0.11[4,8]	3.34[8]	8,059	4
8-31-2006[11]	13.31	0.15	1.25	1.40	(0.08)	—	—	(0.08)	14.63	10.58[6]	0.11[4,8]	0.11[4,8]	1.17[8]	7,081	26

See notes to financial statements

Semiannual report | Lifestyle Portfolios	29

Financial highlights

Continued

Lifestyle Growth continued

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total							Expenses	Expenses		Net
	Net asset	Net	and	from	From net						before re-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		ductions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	recaptured	recaptured	income	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)	(%) (loss)	(%)[1]	($)	(%)

CLASS 5

6-30-2010[5]	11.44	0.07	(0.63)	(0.56)	—	—	—	—	10.88	(4.90)[6,7]	0.06[8,9]	0.06[8,9]	1.14[8]	73	3
12-31-2009	8.67	0.27	2.80	3.07	(0.26)	(0.04)	—	(0.30)	11.44	35.37[7]	0.07[9]	0.07[9]	2.70	68	26
12-31-2008	14.98	0.35	(5.86)	(5.51)	(0.32)	(0.48)	—	(0.80)	8.67	(36.57)[7]	0.07[9]	0.07[9]	2.78	41	37
12-31-2007	14.66	0.37	0.70	1.07	(0.30)	(0.45)	—	(0.75)	14.98	7.42[7]	0.06[9]	0.06[9]	2.39	46	18
12-31-2006[10]	14.62	0.24	0.97	1.21	(0.48)	(0.36)	(0.33)	(1.17)	14.66	8.24[6]	0.06[4,8]	0.06[4,8]	4.68[8]	15	4
8-31-2006[14]	14.40	—[14]	0.22	0.22	—	—	—	—	14.62	1.53[6]	0.06[4,8]	0.06[4,8]	(0.02)[8]	3	26

1 Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.

2 Based on the average daily shares outstanding.

3 Assumes dividend reinvestment (if applicable).

4 Does not include expenses of the underlying affiliated funds in which the Portfolio invests.

5 Semiannual period from 1-1-10 to 6-30-10. Unaudited.

6 Not annualized.

7 Total returns would have been lower had certain expenses not been reduced during the periods shown.

8 Annualized.

9 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.48%–1.40%, 0.49%–1.40%, 0.49%–2.84% and 0.79%–0.91%, for the periods ended 6-30-10, 12-31-09, 12-31-08 and 12-31-07,

10 The fiscal year-end changed from August 31 to December 31.

11 The inception date for Class A, Class B, Class C, Class R3, Class R4 and Class R5 shares is 10-18-05 and the inception dates for Class R1, Class 1 and Class 5 shares are 9-18-06, 10-15-05, and 7-3-06, respectively.

12 Less than ($0.005) per share.

13 Less than $500,000.

14 Less than $0.005 per share.

15 Includes the impact of expense recapture which amounted to 0.02% of average net assets. See Note 4.

Lifestyle Balanced

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total							Expenses	Expenses		Net
	Net asset	Net	and	from	From net						before re-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		ductions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total value,	end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	recaptured	recaptured	income	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)	(%)	(loss) (%)[1]	($)	(%)

CLASS A

6-30-2010[5]	11.85	0.10	(0.44)	(0.34)	(0.10)	—	—	(0.10)	11.41	(2.93)[6]	0.53[7,8]	0.53[7,8]	1.66[7]	452	3
12-31-2009	9.22	0.35	2.65	3.00	(0.33)	(0.04)	—	(0.37)	11.85	32.87[9]	0.57[8]	0.56[8]	3.35	408	31[10]
12-31-2008	14.54	0.45	(4.96)	(4.51)	(0.42)	(0.39)	—	(0.81)	9.22	(31.63)[9]	0.54[8]	0.54[8]	3.60	249	36
12-31-2007	14.37	0.42	0.42	0.84	(0.35)	(0.32)	—	(0.67)	14.54	5.90[9]	0.51[8]	0.50[8]	2.84	284	14
12-31-2006[11]	14.38	0.24	0.81	1.05	(0.43)	(0.27)	(0.36)	(1.06)	14.37	7.25	0.55[4,7]	0.55[4,7]	4.77[7]	125	3
8-31-2006[12]	13.35	0.19	1.01	1.20	(0.17)	—[13]	—	(0.17)	14.38	9.08[6,9]	0.70[4,7]	0.58[4,7]	1.60[7]	81	23

CLASS B

6-30-2010[5]	11.85	0.05	(0.44)	(0.39)	(0.05)	—	—	(0.05)	11.41	(3.33)[6]	1.30[7,8]	1.35[7,8,14]	0.80[7]	64	3
12-31-2009	9.21	0.25	2.68	2.93	(0.25)	(0.04)	—	(0.29)	11.85	31.99[9]	1.40[8]	1.35[8]	2.44	64	31[10]
12-31-2008	14.53	0.33	(4.94)	(4.61)	(0.32)	(0.39)	—	(0.71)	9.21	(32.22)[9]	1.36[8]	1.32[8]	2.66	46	36
12-31-2007	14.37	0.29	0.42	0.71	(0.23)	(0.32)	—	(0.55)	14.53	5.02[9]	1.30[8]	1.30[8]	1.95	60	14
12-31-2006[11]	14.37	0.20	0.81	1.01	(0.40)	(0.27)	(0.34)	(1.01)	14.37	6.96[6]	1.41[4,7]	1.34[4,7]	4.00[7]	32	3
8-31-2006[12]	13.35	0.10	1.02	1.12	(0.10)	—[13]	—	(0.10)	14.37	8.47[6,9]	1.73[4,7]	1.34[4,7]	0.84[7]	20	23

See notes to financial statements

30	Lifestyle Portfolios | Semiannual report

Financial highlights

Continued

Lifestyle Balanced continued

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total							Expenses	Expenses		Net
	Net asset	Net	and	from	From net						before re-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		ductions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss) on	invest-	operations	income	realized	capital	distribu-	of period	return	recaptured	recaptured	income	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)	(%)	(loss) (%)[1]	($)	(%)

CLASS C

6-30-2010[5]	11.86	0.06	(0.45)	(0.39)	(0.05)	—	—	(0.05)	11.42	(3.27)[6]	1.22[7,8]	1.22[7,8]	0.97[7]	365	3
12-31-2009	9.22	0.27	2.67	2.94	(0.26)	(0.04)	—	(0.30)	11.86	32.08[9]	1.27[8]	1.26[8]	2.63	327	31[10]
12-31-2008	14.55	0.34	(4.95)	(4.61)	(0.33)	(0.39)	—	(0.72)	9.22	(32.19)[9]	1.24[8]	1.24[8]	2.76	209	36
12-31-2007	14.39	0.31	0.42	0.73	(0.25)	(0.32)	—	(0.57)	14.55	5.10[9]	1.22[8]	1.21[8]	2.09	268	14
12-31-2006[11]	14.38	0.20	0.82	1.02	(0.40)	(0.27)	(0.34)	(1.01)	14.39	7.03	1.25[4,7]	1.25[4,7]	4.10[7]	128	3
8-31-2006[12]	13.35	0.12	1.01	1.13	(0.10)	—[13]	—	(0.10)	14.38	8.55[6,9]	1.41[4,7]	1.29[4,7]	0.97[7]	79	23

CLASS R1

6-30-2010[5]	11.82	0.08	(0.44)	(0.36)	(0.08)	—	—	(0.08)	11.38	(3.05)[6]	0.89[7,8]	0.89[7,8]	1.31[7]	12	3
12-31-2009	9.20	0.43	2.51	2.94	(0.28)	(0.04)	—	(0.32)	11.82	32.21[9]	1.07[8]	1.07[8]	3.96	10	31[10]
12-31-2008	14.53	0.44	(5.01)	(4.57)	(0.37)	(0.39)	—	(0.76)	9.20	(32.01)[9]	2.58[8]	1.06[8]	3.69	1	36
12-31-2007[11]	14.38	0.49	0.31	0.80	(0.33)	(0.32)	—	(0.65)	14.53	5.58[9]	7.35[8]	0.78[8,15]	3.25	1	14
12-31-2006[12]	14.44	0.21	0.78	0.99	(0.42)	(0.27)	(0.36)	(1.05)	14.38	6.84[6,9]	13.06[4,7]	0.70[4,7]	4.96[7]	—[16]	3

CLASS R3

6-30-2010[5]	11.83	0.08	(0.43)	(0.35)	(0.08)	—	—	(0.08)	11.40	(2.95)[6]	0.76[7,8]	0.76[7,8]	1.39[7]	30	3
12-31-2009	9.20	0.30	2.67	2.97	(0.30)	(0.04)	—	(0.34)	11.83	32.62[9]	0.84[8]	0.84[8]	2.94	30	31[10]
12-31-2008	14.52	0.40	(4.95)	(4.55)	(0.38)	(0.39)	—	(0.77)	9.20	(31.89)[9]	0.81[8]	0.80[8]	3.21	20	36
12-31-2007	14.36	0.43	0.37	0.80	(0.32)	(0.32)	—	(0.64)	14.52	5.65[9]	0.85[8]	0.76[8,15]	2.90	23	14
12-31-2006[11]	14.37	0.22	0.82	1.04	(0.42)	(0.27)	(0.36)	(1.05)	14.36	7.22[6,9]	1.24[4,7]	0.72[4,7]	4.55[7]	5	3
8-31-2006[12]	13.35	0.36	0.82	1.18	(0.16)	—[13]	—	(0.16)	14.37	8.92[6,9]	3.70[4,7]	0.69[4,7]	3.10[7]	3	23

CLASS R4

6-30-2010[5]	11.84	0.10	(0.44)	(0.34)	(0.10)	—	—	(0.10)	11.40	(2.87)[6]	0.40[7,8]	0.40[7,8]	1.74[7]	24	3
12-31-2009	9.20	0.35	2.66	3.01	(0.33)	(0.04)	—	(0.37)	11.84	33.10[9]	0.53[8]	0.53[8]	3.37	24	31[10]
12-31-2008	14.52	0.43	(4.94)	(4.51)	(0.42)	(0.39)	—	(0.81)	9.20	(31.68)[9]	0.52[8]	0.52[8]	3.51	14	36
12-31-2007	14.36	0.39	0.45	0.84	(0.36)	(0.32)	—	(0.68)	14.52	5.91[9]	0.58[8]	0.51[8,15]	2.63	18	14
12-31-2006[11]	14.38	0.23	0.81	1.04	(0.43)	(0.27)	(0.36)	(1.06)	14.36	7.27[6,9]	0.70[4,7]	0.52[4,7]	4.55[7]	10	3
8-31-2006[12]	13.35	0.16	1.06	1.22	(0.19)	—[13]	—	(0.19)	14.38	9.19[6,9]	1.46[4,7]	0.48[4,7]	1.37[7]	7	23

CLASS R5

6-30-2010[5]	11.85	0.12	(0.44)	(0.32)	(0.12)	—	—	(0.12)	11.41	(2.75)[6]	0.16[7,8]	0.16[7,8]	2.03[7]	31	3
12-31-2009	9.21	0.39	2.65	3.04	(0.36)	(0.04)	—	(0.40)	11.85	33.45[9]	0.22[8]	0.22[8]	3.74	27	31[10]
12-31-2008	14.52	0.54	(5.01)	(4.47)	(0.45)	(0.39)	—	(0.84)	9.21	(31.40)[9]	0.21[8]	0.21[8]	4.46	15	36
12-31-2007	14.36	0.50	0.38	0.88	(0.40)	(0.32)	—	(0.72)	14.52	6.18[9]	0.43[8]	0.21[8,15]	3.35	10	14
12-31-2006[11]	14.38	0.24	0.82	1.06	(0.44)	(0.27)	(0.37)	(1.08)	14.36	7.41[6,9]	1.69[4,7]	0.20[4,7]	4.85[7]	2	3
8-31-2006[12]	13.35	0.18	1.06	1.24	(0.21)	—[13]	—	(0.21)	14.38	9.39[6,9]	2.58[4,7]	0.19[4,7]	1.48[7]	1	23

CLASS 1

6-30-2010[5]	11.80	0.12	(0.44)	(0.32)	(0.12)	—	—	(0.12)	11.36	(2.73)[6]	0.11[7,8]	0.11[7,8]	2.04[7]	8,517	3
12-31-2009	9.17	0.38	2.66	3.04	(0.37)	(0.04)	—	(0.41)	11.80	33.59	0.11[8]	0.11[8]	3.65	8,557	31[10]
12-31-2008	14.47	0.47	(4.91)	(4.44)	(0.47)	(0.39)	—	(0.86)	9.17	(31.37)	0.12[8]	0.12[8]	3.79	6,241	36
12-31-2007	14.31	0.42	0.47	0.89	(0.41)	(0.32)	—	(0.73)	14.47	6.30	0.11[8]	0.11[8]	2.84	8,928	14
12-31-2006[11]	14.34	0.24	0.82	1.06	(0.45)	(0.27)	(0.37)	(1.09)	14.31	7.40[6]	0.11[4,7]	0.11[4,7]	4.84[7]	7,609	3
8-31-2006[12]	13.31	0.22	1.03	1.25	(0.22)	—[13]	—	(0.22)	14.34	9.47[6]	0.11[4,7]	0.11[4,7]	1.81[7]	6,736	23

CLASS 5

6-30-2010[5]	11.80	0.13	(0.45)	(0.32)	(0.12)	—	—	(0.12)	11.36	(2.71)[6]	0.06[7,8]	0.06[7,8]	2.15[7]	37	3
12-31-2009	9.17	0.40	2.65	3.05	(0.38)	(0.04)	—	(0.42)	11.80	33.66	0.07[8]	0.07[8]	3.89	32	31[10]
12-31-2008	14.48	0.50	(4.95)	(4.45)	(0.47)	(0.39)	—	(0.86)	9.17	(31.38)	0.07[8]	0.07[8]	4.07	18	36
12-31-2007	14.32	0.50	0.40	0.90	(0.42)	(0.32)	—	(0.74)	14.48	6.35	0.06[8]	0.06[8]	3.39	19	14
12-31-2006[11]	14.35	0.33	0.74	1.07	(0.45)	(0.27)	(0.38)	(1.10)	14.32	7.42[6]	0.06[4,7]	0.06[4,7]	6.63[7]	7[7]	3
8-31-2006[12]	14.17	—[13]	0.31	0.31	(0.13)	—	—	(0.13)	14.35	2.23[6]	0.01[4,7]	0.01[4,7]	(0.01)[7]	1[7]	23

See notes to financial statements

Semiannual report | Lifestyle Portfolios	31

Financial highlights

Continued

Lifestyle Balanced continued

1 Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.

2 Based on the average daily shares outstanding.

3 Assumes dividend reinvestment (if applicable).

4 Does not include expenses of the underlying affiliated funds in which the Portfolio invests.

5 Semiannual period from 1-1-10 to 6-30-10. Unaudited.

6 Not annualized.

7 Annualized.

8 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.48%–1.40%, 0.49%–1.40%, 0.49%–2.84% and 0.79%–0.91%, for the periods ended 6-30-10, 12-31-09, 12-31-08 and 12-31-07, respectively.

9 Total returns would have been lower had certain expenses not been reduced during the periods shown.

10 Excludes merger activity.

11 The fiscal year-end changed from August 31 to December 31.

12 The inception date for Class A, Class B, Class C, Class R3, Class R4 and Class R5 shares is 10-18-05 and the inception dates for Class R1, Class 1 and Class 5 shares are 9-18-06, 10-15-05, and 7-3-06, respectively.

13 Less than ($0.005) per share.

14 Includes the impact of expense recapture which amounted to 0.05% of average net assets. See Note 4.

15 Includes transfer agent fee earned credits of less than 0.01% of average net assets.

16 Less than $500,000.

Lifestyle Moderate

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total							Expenses	Expenses		Net
	Net asset	Net	and	from	From net						before re-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		ductions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	recaptured	recaptured	income	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)	(%)	(loss) (%)[1]	($)	(%)

CLASS A

6-30-2010[5]	11.77	0.15	(0.19)	(0.04)	(0.14)	—	—	(0.14)	11.59	(0.33)[6]	0.53[7,8]	0.53[7,8]	2.49[7]	169	4
12-31-2009	9.59	0.45	2.19	2.64	(0.42)	(0.04)	—	(0.46)	11.77	27.88[9]	0.54[8]	0.54[8]	4.27	146	29
12-31-2008	13.57	0.58	(3.76)	(3.18)	(0.54)	(0.26)	—	(0.80)	9.59	(23.88)[9]	0.53[8]	0.53[8]	4.81	86	32
12-31-2007	13.53	0.50	0.14	0.64	(0.41)	(0.19)	—	(0.60)	13.57	4.78[9]	0.53[8]	0.53[8]	3.57	76	13
12-31-2006[10]	13.64	0.27	0.52	0.79	(0.36)	(0.21)	(0.33)	(0.90)	13.53	5.77[6,9]	0.57[4,7]	0.56[4,7]	5.86[7]	37	1
8-31-2006[11]	12.94	0.25	0.66	0.91	(0.21)	—	—	(0.21)	13.64	7.10[6,9]	0.83[4,7]	0.57[4,7]	2.21[7]	25	24

CLASS B

6-30-2010[5]	11.76	0.10	(0.19)	(0.09)	(0.09)	—	—	(0.09)	11.58	(0.75)[6]	1.30[7,8]	1.35[7,8,15]	1.63[7]	21	4
12-31-2009	9.58	0.35	2.20	2.55	(0.33)	(0.04)	—	(0.37)	11.76	26.91[9]	1.41[8]	1.35[8]	3.33	20	29
12-31-2008	13.56	0.45	(3.74)	(3.29)	(0.43)	(0.26)	—	(0.69)	9.58	(24.56)[9]	1.39[8]	1.36[8]	3.70	14	32
12-31-2007	13.52	0.38	0.15	0.53	(0.30)	(0.19)	—	(0.49)	13.56	3.97[9]	1.43[8]	1.35[8]	2.73	15	13
12-31-2006[10]	13.62	0.23	0.52	0.75	(0.33)	(0.21)	(0.31)	(0.85)	13.52	5.49[6,9]	1.66[4,7]	1.35[4,7]	4.87[7]	7	1
8-31-2006[11]	12.94	0.15	0.68	0.83	(0.15)	—	—	(0.15)	13.62	6.42[6,9]	2.43[4,7]	1.34[4,7]	1.28[7]	5	24

CLASS C

6-30-2010[5]	11.77	0.11	(0.19)	(0.08)	(0.10)	—	—	(0.10)	11.59	(0.69)[6]	1.22[7,8]	1.22[7,8]	1.85[7]	147	4
12-31-2009	9.59	0.38	2.18	2.56	(0.34)	(0.04)	—	(0.38)	11.77	27.00[9]	1.25[8]	1.25[8]	3.58	116	29
12-31-2008	13.57	0.48	(3.75)	(3.27)	(0.45)	(0.26)	—	(0.71)	9.59	(24.44)[9]	1.25[8]	1.25[8]	4.02	69	32
12-31-2007	13.53	0.41	0.13	0.54	(0.31)	(0.19)	—	(0.50)	13.57	4.05[9]	1.24[8]	1.24[8]	2.94	69	13
12-31-2006[10]	13.63	0.24	0.51	0.75	(0.33)	(0.21)	(0.31)	(0.85)	13.53	5.49[6,9]	1.32[4,7]	1.28[4,7]	5.13[7]	29	1
8-31-2006[11]	12.94	0.17	0.67	0.84	(0.15)	—	—	(0.15)	13.63	6.49[6,9]	1.67[4,7]	1.29[4,7]	1.51[7]	18	24

CLASS R1

6-30-2010[5]	11.76	0.12	(0.19)	(0.07)	(0.11)	—	—	(0.11)	11.58	(0.58)[6]	0.88[7,8]	0.97[7,8,15]	1.99[7]	6	4
12-31-2009	9.58	0.50	2.09	2.59	(0.37)	(0.04)	—	(0.41)	11.76	27.35[9]	1.14[8]	1.06[8]	4.57	6	29
12-31-2008	13.58	0.64	(3.87)	(3.23)	(0.51)	(0.26)	—	(0.77)	9.58	(24.21)[9]	1.97[8]	0.85[8]	5.39	2	32
12-31-2007	13.54	0.52	0.10	0.62	(0.39)	(0.19)	—	(0.58)	13.58	4.63[9]	4.10[8]	0.71[8,12]	3.73	1	13
12-31-2006[10,11]	13.69	0.25	0.50	0.75	(0.36)	(0.21)	(0.33)	(0.90)	13.54	5.43[6,9]	13.14[4,7]	0.70[4,7]	6.07[7]	—[13]	1

See notes to financial statements

32	Lifestyle Portfolios | Semiannual report

Financial highlights

Continued

Lifestyle Moderate continued

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total							Expenses	Expenses		Net
	Net asset	Net	and	from	From net						before re-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		ductions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	recaptured	recaptured	income	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)	(%) (loss)	(%)[1]	($)	(%)

CLASS R3

6-30-2010[5]	11.76	0.13	(0.19)	(0.06)	(0.13)	—	—	(0.13)	11.57	(0.55)[6]	0.83[7,8]	0.83[7,8]	2.14[7]	9	4
12-31-2009	9.58	0.39	2.21	2.60	(0.38)	(0.04)	—	(0.42)	11.76	27.43[9]	0.95[8]	0.95[8]	3.72	8	29
12-31-2008	13.57	0.55	(3.78)	(3.23)	(0.50)	(0.26)	—	(0.76)	9.58	(24.22)[9]	1.00[8]	0.86[8]	4.55	5	32
12-31-2007	13.53	0.47	0.15	0.62	(0.39)	(0.19)	—	(0.58)	13.57	4.61[9]	1.51[8]	0.83[8,12]	3.40	4	13
12-31-2006[10]	13.65	0.23	0.55	0.78	(0.36)	(0.21)	(0.33)	(0.90)	13.53	5.66[6,9]	3.13[4,7]	0.78[4,7]	4.89[7]	1	1
8-31-2006[11]	12.94	0.33	0.58	0.91	(0.20)	—	—	(0.20)	13.65	7.10[6,9]	8.44[4,7]	0.69[4,7]	2.93[7]	1	24

CLASS R4

6-30-2010[5]	11.74	0.14	(0.18)	(0.04)	(0.14)	—	—	(0.14)	11.56	(0.37)[6]	0.49[7,8]	0.54[7,8,15]	2.44[7]	5	4
12-31-2009	9.57	0.40	2.22	2.62	(0.41)	(0.04)	—	(0.45)	11.74	27.71[9]	0.70[8]	0.66[8]	3.83	5	29
12-31-2008	13.55	0.56	(3.75)	(3.19)	(0.53)	(0.26)	—	(0.79)	9.57	(23.94)[9]	0.79[8]	0.57[8]	4.66	4	32
12-31-2007	13.51	0.47	0.18	0.65	(0.42)	(0.19)	—	(0.61)	13.55	4.87[9]	1.13[8]	0.54[8,12]	3.38	4	13
12-31-2006[10]	13.63	0.25	0.53	0.78	(0.36)	(0.21)	(0.33)	(0.90)	13.51	5.80[6,9]	1.53[4,7]	0.52[4,7]	5.44[7]	2	1
8-31-2006[11]	12.94	0.30	0.62	0.92	(0.23)	—	—	(0.23)	13.63	7.14[6,9]	4.65[4,7]	0.49[4,7]	2.59[7]	1	24

CLASS R5

6-30-2010[5]	11.75	0.17	(0.19)	(0.02)	(0.16)	—	—	(0.16)	11.57	(0.16)[6]	0.19[7,8]	0.19[7,8]	2.92[7]	10	4
12-31-2009	9.58	0.46	2.19	2.65	(0.44)	(0.04)	—	(0.48)	11.75	28.10[9]	0.32[8]	0.32[8]	4.39	8	29
12-31-2008	13.56	0.63	(3.78)	(3.15)	(0.57)	(0.26)	—	(0.83)	9.58	(23.67)[9]	0.36[8]	0.23[8]	5.27	5	32
12-31-2007	13.52	0.58	0.11	0.69	(0.46)	(0.19)	—	(0.65)	13.56	5.15[9]	0.97[8]	0.21[8,12]	4.21	4	13
12-31-2006[10]	13.64	0.32	0.48	0.80	(0.37)	(0.21)	(0.34)	(0.92)	13.52	5.93[6,9]	2.83[4,7]	0.20[4,7]	6.83[7]	1	1
8-31-2006[11]	12.94	0.22	0.73	0.95	(0.25)	—	—	(0.25)	13.64	7.40[6,9]	4.86[4,7]	0.19[4,7]	1.92[7]	1	24

CLASS 1

6-30-2010[5]	11.74	0.17	(0.18)	(0.01)	(0.17)	—	—	(0.17)	11.56	(0.13)[6]	0.11[7,8]	0.11[7,8]	2.85[7]	2,627	4
12-31-2009	9.56	0.47	2.21	2.68	(0.46)	(0.04)	—	(0.50)	11.74	28.49[9]	0.11[8]	0.11[8]	4.49	2,503	29
12-31-2008	13.54	0.59	(3.73)	(3.14)	(0.58)	(0.26)	—	(0.84)	9.56	(23.63)[9]	0.12[8]	0.12[8]	4.90	1,857	32
12-31-2007	13.50	0.49	0.21	0.70	(0.47)	(0.19)	—	(0.66)	13.54	5.25	0.11[8]	0.11[8,12]	3.53	2,339	13
12-31-2006[10]	13.63	0.27	0.54	0.81	(0.38)	(0.21)	(0.35)	(0.94)	13.50	5.90[6]	0.11[4,7]	0.11[4,7]	5.80[7]	2,008	1
8-31-2006[11]	12.93	0.26	0.70	0.96	(0.26)	—	—	(0.26)	13.63	7.47[6]	0.11[4,7]	0.11[4,7]	2.23[7]	1,820	24

CLASS 5

6-30-2010[5]	11.73	0.18	(0.19)	(0.01)	(0.17)	—	—	(0.17)	11.55	(0.10)[6]	0.06[7,8]	0.06[7,8]	2.98	17	4
12-31-2009	9.56	0.51	2.17	2.68	(0.47)	(0.04)	—	(0.51)	11.73	28.45[9]	0.07[8]	0.07[8]	4.78	14	29
12-31-2008	13.54	0.67	(3.80)	(3.13)	(0.59)	(0.26)	—	(0.85)	9.56	(23.59)[9]	0.07[8]	0.07[8]	5.70	8	32
12-31-2007	13.49	0.53	0.19	0.72	(0.48)	(0.19)	—	(0.67)	13.54	5.39	0.06[8]	0.06	3.80	5	13
12-31-2006[10]	13.62	0.34	0.47	0.81	(0.38)	(0.21)	(0.35)	(0.94)	13.49	5.93[6]	0.06[4,7]	0.06[4,7]	7.21[7]	3	1
8-31-2006[11]	13.48	—[14]	0.30	0.30	(0.16)	—	—	(0.16)	13.62	2.27[6]	0.01[4,7]	0.01[4,7]	(0.01)[7]	1	24

1 Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.

2 Based on the average daily shares outstanding.

3 Assumes dividend reinvestment (if applicable).

4 Does not include expenses of the underlying affiliated funds in which the Portfolio invests.

5 Semiannual period from 1-1-10 to 6-30-10. Unaudited.

6 Not annualized.

7 Annualized.

8 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.48%–1.13%, 0.49%–1.17%, 0.49%–2.40% and 0.79%–0.91%, for the periods ended 6-30-10, 12-31-09, 12-31-08 and 12-31-07, respectively.

9 Total returns would have been lower had certain expenses not been reduced during the periods shown.

10 The fiscal year-end changed from August 31 to December 31.

11 The inception date for Class A, Class B, Class C, Class R3, Class R4 and Class R5 shares is 10-18-05 and the inception dates for Class R1, Class 1 and Class 5 shares are 9-18-06, 10-15-05, and 7-3-06, respectively.

12 Includes transfer agent fee earned credits of less than 0.01% of average net assets.

13 Less than $500,000.

14 Less than ($0.005) per share.

15 Includes the impact of expense recapture which amounted to 0.05%, 0.09% and 0.05% for Class B, Class R1 and Class R4 shares, respectively, of average net assets. See Note 4.

See notes to financial statements

Semiannual report | Lifestyle Portfolios	33

Financial highlights

Continued

Lifestyle Conservative

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net								Expenses
			realized	Total							before	Expenses		Net
	Net asset	Net	and	from	From net						reduc-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	recaptured	recaptured	income	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)	(%) (loss)	(%)[1]	($)	(%)

CLASS A

6-30-2010[6]	12.15	0.17	0.05	0.22	(0.17)	—	—	(0.17)	12.20	1.79[7]	0.52[8,10]	0.52[8,10]	2.84[8]	168	6
12-31-2009	10.39	0.54	1.77	2.31	(0.50)	(0.05)	—	(0.55)	12.15	22.53[9]	0.52[10]	0.52[10]	4.80	141	24
12-31-2008	13.32	0.73	(2.75)	(2.02)	(0.63)	(0.28)	—	(0.91)	10.39	(15.41)[9]	0.53[10]	0.53[10]	6.01	87	33
12-31-2007	13.29	0.59	0.05	0.64	(0.49)	(0.12)	—	(0.61)	13.32	4.89[9]	0.55[10]	0.54[10]	4.38	44	13
12-31-2006[11]	13.63	0.33	0.23	0.56	(0.38)	(0.16)	(0.36)	(0.90)	13.29	4.11[7,9]	0.64[4,5,8]	0.56[4,5,8]	7.20[8]	20	2
8-31-2006[12]	13.16	0.31	0.41	0.72	(0.25)	—	—	(0.25)	13.63	5.53[7,9]	1.02[4,5,8]	0.57[4,5,8]	2.75[8]	12	20

CLASS B

6-30-2010[6]	12.15	0.12	0.05	0.17	(0.12)	—	—	(0.12)	12.20	1.42[7]	1.27[8,10]	1.27[8,10,15]	2.02[8]	23	6
12-31-2009	10.40	0.44	1.77	2.21	(0.41)	(0.05)	—	(0.46)	12.15	21.46[9]	1.35[10]	1.35[10]	3.88	21	24
12-31-2008	13.32	0.59	(2.70)	(2.11)	(0.53)	(0.28)	—	(0.81)	10.40	(16.04)[9]	1.36[10]	1.34[10]	4.81	13	33
12-31-2007	13.29	0.50	0.04	0.54	(0.39)	(0.12)	—	(0.51)	13.32	4.11[9]	1.54[10]	1.32[10]	3.71	10	13
12-31-2006[11]	13.63	0.29	0.22	0.51	(0.35)	(0.16)	(0.34)	(0.85)	13.29	3.75[7,9]	1.88[4,5,8]	1.33[4,5,8]	6.20[8]	4	2
8-31-2006[12]	13.16	0.24	0.41	0.65	(0.18)	—	—	(0.18)	13.63	4.99[7,9]	3.12[4,5,8]	1.33[4,5,8]	2.08[8]	3	20

CLASS C

6-30-2010[6]	12.14	0.13	0.04	0.17	(0.12)	—	—	(0.12)	12.19	1.43[7]	1.21[8,10]	1.21[8,10]	2.18[8]	152	6
12-31-2009	10.39	0.46	1.76	2.22	(0.42)	(0.05)	—	(0.47)	12.14	21.58	1.24[10]	1.24[10]	4.08	119	24
12-31-2008	13.32	0.62	(2.73)	(2.11)	(0.54)	(0.28)	—	(0.82)	10.39	(16.03)[9]	1.24[10]	1.24[10]	5.05	73	33
12-31-2007	13.28	0.52	0.04	0.56	(0.40)	(0.12)	—	(0.52)	13.32	4.22[9]	1.28[10]	1.28[10,13]	3.88	44	13
12-31-2006[11]	13.62	0.30	0.21	0.51	(0.35)	(0.16)	(0.34)	(0.85)	13.28	3.76[7,9]	1.41[4,5,8]	1.29[4,5,8]	6.55[8]	14	2
8-31-2006[12]	13.16	0.29	0.35	0.64	(0.18)	—	—	(0.18)	13.62	4.91[7,9]	2.05[4,5,8]	1.31[4,5,8]	2.54[8]	8	20

CLASS R1

6-30-2010[6]	12.15	0.15	0.05	0.20	(0.14)	—	—	(0.14)	12.21	1.62[7]	0.84[8,10]	0.95[8,10,15]	2.42[8]	8	6
12-31-2009	10.41	0.57	1.66	2.23	(0.44)	(0.05)	—	(0.49)	12.15	21.74[9]	1.16[10]	1.06[10]	5.00	7	24
12-31-2008	13.34	1.02	(3.07)	(2.05)	(0.60)	(0.28)	—	(0.88)	10.41	(15.62)[9]	2.31[10]	0.88[10]	8.75	2	33
12-31-2007	13.30	0.57	0.07	0.64	(0.48)	(0.12)	—	(0.60)	13.34	4.83[9]	9.69[10]	0.71[10,13]	4.21	—[14]	13
12-31-2006[11,12]	13.67	0.30	0.23	0.53	(0.38)	(0.16)	(0.36)	(0.90)	13.30	3.85[7,9]	13.24[4,5,8]	0.70[4,5,8]	7.38[8]	—[14]	2

CLASS R3

6-30-2010[6]	12.14	0.16	0.04	0.20	(0.15)	—	—	(0.15)	12.19	1.67[7]	0.81[8,10]	0.81[8,10]	2.58[8]	10	6
12-31-2009	10.40	0.46	1.79	2.25	(0.46)	(0.05)	—	(0.51)	12.14	21.94	0.92[10]	0.92[10]	4.14	8	24
12-31-2008	13.33	0.54	(2.59)	(2.05)	(0.60)	(0.28)	—	(0.88)	10.40	(15.62)[9]	0.90[10]	0.83[10]	4.27	6	33
12-31-2007	13.29	0.70	(0.07)	0.63	(0.47)	(0.12)	—	(0.59)	13.33	4.81[9]	1.89[10]	0.81[10,13]	5.17	4	13
12-31-2006[11]	13.65	0.29	0.25	0.54	(0.38)	(0.16)	(0.36)	(0.90)	13.29	3.93[7,9]	6.23[4,5,8]	0.77[4,5,8]	6.23[8]	—[14]	2
8-31-2006[12]	13.16	0.28	0.44	0.72	(0.23)	—	—	(0.23)	13.65	5.55[7,9]	14.72[4,5,8]	0.68[4,5,8]	2.46[8]	—[14]	20

CLASS R4

6-30-2010[6]	12.13	0.17	0.04	0.21	(0.16)	—	—	(0.16)	12.18	1.70[7]	0.53[8,10]	0.68[8,10,15]	2.80[8]	5	6
12-31-2009	10.39	0.52	1.75	2.27	(0.48)	(0.05)	—	(0.53)	12.13	22.22[9]	0.77[10]	0.66[10]	4.60	4	24
12-31-2008	13.31	0.64	(2.65)	(2.01)	(0.63)	(0.28)	—	(0.91)	10.39	(15.38)[9]	0.87[10]	0.57[10]	5.21	3	33
12-31-2007	13.28	0.53	0.12	0.65	(0.50)	(0.12)	—	(0.62)	13.31	4.97[9]	1.46[10]	0.53[10,13]	3.96	3	13
12-31-2006[11]	13.64	0.28	0.27	0.55	(0.38)	(0.16)	(0.37)	(0.91)	13.28	4.06[7,9]	2.87[4,5,8]	0.51[4,5,8]	6.17[8]	1	2
8-31-2006[12]	13.16	0.44	0.30	0.74	(0.26)	—	—	(0.26)	13.64	5.66[9,7]	10.01[4,5,8]	0.45[4,5,8]	3.89[8]	1	20

CLASS R5

6-30-2010[6]	12.15	0.20	0.03	0.23	(0.19)	—	—	(0.19)	12.19	1.89[7]	0.20[8,10]	0.20[8,10]	3.25[8]	10	6
12-31-2009	10.40	0.57	1.75	2.32	(0.52)	(0.05)	—	(0.57)	12.15	22.67	0.33[10]	0.33[10]	5.08	9	24
12-31-2008	13.32	0.86	(2.83)	(1.97)	(0.67)	(0.28)	—	(0.95)	10.40	(15.10)[9]	0.52[10]	0.25[10]	7.19	4	33
12-31-2007	13.29	0.57	0.12	0.69	(0.54)	(0.12)	—	(0.66)	13.32	5.27[9]	3.42[10]	0.22[10,13]	4.23	1	13
12-31-2006[11]	13.65	0.28	0.29	0.57	(0.40)	(0.16)	(0.37)	(0.93)	13.29	4.19[7,9]	6.37[4,5,8]	0.20[4,5,8]	6.01[8]	—[14]	2
8-31-2006[12]	13.16	0.28	0.49	0.77	(0.28)	—	—	(0.28)	13.65	5.94[7,9]	9.18[4,5,8]	0.19[4,5,8]	2.44[8]	—[14]	20

See notes to financial statements

34	Lifestyle Portfolios | Semiannual report

Financial highlights

Continued

Lifestyle Conservative continued

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total							Expenses	Expenses		Net
	Net asset	Net	and	from	From net						before re-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		ductions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	recaptured	recaptured	income	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)	(%) (loss)	(%)[1]	($)	(%)

CLASS 1

6-30-2010[6]	12.13	0.20	0.04	0.24	(0.19)	—	—	(0.19)	12.18	2.00[7]	0.11[8,10]	0.11[8,10]	3.20[8]	2,109	6
12-31-2009	10.38	0.56	1.78	2.34	(0.54)	(0.05)	—	(0.59)	12.13	22.96	0.12[10]	0.12[10]	4.99	1,931	24
12-31-2008	13.30	0.71	(2.67)	(1.96)	(0.68)	(0.28)	—	(0.96)	10.38	(15.02)[9]	0.12[10]	0.12[10]	5.71	1,393	33
12-31-2007	13.27	0.57	0.14	0.71	(0.56)	(0.12)	—	(0.68)	13.30	5.38[9]	0.11[10]	0.11[10]	4.24	1,401	13
12-31-2006[11]	13.64	0.32	0.25	0.57	(0.40)	(0.16)	(0.38)	(0.94)	13.27	4.16[7]	0.11[4,5,8]	0.11[4,5,8]	6.96[8]	1,184	2
8-31-2006[12]	13.15	0.30	0.48	0.78	(0.29)	—	—	(0.29)	13.64	6.01[7]	0.12[4,5,8]	0.12[4,5,8]	2.54[8]	1,097	20

1 Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.

2 Based on the average daily shares outstanding.

3 Assumes dividend reinvestment (if applicable).

4 Does not take into consideration expense reductions during the periods shown.

5 Does not include expenses of the underlying affiliated funds in which the Portfolio invests.

6 Semiannual period from 1-1-10 to 6-30-10. Unaudited.

7 Not annualized.

8 Annualized.

9 Total returns would have been lower had certain expenses not been reduced during the periods shown.

10 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.48%–1.08%, 0.49%–1.17%, 0.49%–2.40% and 0.79%–0.91%, for the periods ended 6-30-10, 12-31-09, 12-31-08 and 12-31-07, respectively.

11 The fiscal year-end changed from August 31 to December 31.

12 The inception date for Class A, Class B, Class C, Class R3, Class R4 and Class R5 shares is 10-18-05 and the inception dates for Class R1 and Class 1 shares are 9-18-06 and 10-15-05, respectively.

13 Includes transfer agent fee earned credits of less than 0.01% of average net assets.

14 Less than $500,000.

15 Includes the impact of expense recapture which amounted to less than 0.005%, 0.11% and 0.15% for Class B, Class R1 and Class R4 shares, respectively, of average net assets. See Note 4.

See notes to financial statements

Semiannual report | Lifestyle Portfolios	35

Notes to financial statements

(Unaudited)

Note 1 — Organization

John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust. The Trust is a series company which means it has several funds, each with a stated investment objective that it pursues through separate investment policies. The Trust currently offers eighty-six separate investment funds, five of which (collectively, Lifestyle Portfolios or the Portfolios, and individually the Portfolio) are presented in this report.

The Portfolios may offer multiple classes of shares. The shares currently offered by the Trust are detailed in the Statements of Assets and Liabilities. Class A, Class B and Class C shares are open to all investors. Class R1, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Class 1 and Class 5 shares are sold to only certain affiliates of Manulife Financial Corporation (MFC). The Lifestyle Portfolios are a series of the Trust and operate as “funds of funds” that invest in Class NAV shares of underlying funds of the Trust, John Hancock Funds III (JHF III) and also in other affiliated funds of the John Hancock funds complex. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase. Effective at the close of business on August 21, 2009, Class R converted into Class R1 and Class R2 converted into Class A.

The accounting policies of the underlying funds of the Portfolios are outlined in the underlying funds’ shareholder reports, available without charge by calling 1-800-344-1029, at jhfunds.com and on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds are not covered by this report.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Portfolios:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Portfolios’ own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2010, all investments for the Portfolios are categorized as Level 1 under the hierarchy discussed above.

During the six months ended June 30, 2010, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Portfolios use the following valuation techniques. Investments by the Portfolios in underlying affiliated funds and/or other investment companies are valued at their respective net asset values each business day. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-date.

Line of credit. The Portfolios may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to a Portfolio to make properly authorized payments. The Portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Portfolio property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Portfolios and other affiliated funds have entered into an agreement with the custodian which enables them to participate in a $200 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis based on their relative average net assets. At June 30, 2010, the Portfolios did not have an outstanding balance from the line of credit.

36	Lifestyle Portfolios | Semiannual report

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses, and realized and unrealized gains (losses) are determined at the Portfolio level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

Federal income taxes. The Portfolios intend to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Portfolios have a capital loss carryforward available to offset future net realized capital gains. The following table details the capital loss carryforward available as of December 31, 2009.

	Capital Loss Carryforward
	Expiring at December 31,

Portfolio	2016	2017

Lifestyle Aggressive	$129,404,422	$364,659,388
Lifestyle Growth	354,305,219	966,013,756
Lifestyle Balanced	164,498,926	987,127,767
Lifestyle Moderate	39,351,498	168,786,302
Lifestyle Conservative	—	89,776,301

As of December 31, 2009, the Portfolios had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Portfolios’ federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

The cost of investments owned on June 30, 2010, including short-term investments, for federal income tax purposes, was as follows:

				Net Unrealized
		Unrealized	Unrealized	Appreciation/
Portfolio	Aggregate Cost	Appreciation	Depreciation	(Depreciation)

Lifestyle Aggressive	$3,416,701,399	$155,241,112	$453,561,526	($298,320,414)
Lifestyle Growth	10,107,604,599	555,011,262	1,105,293,991	(550,282,729)
Lifestyle Balanced	9,834,963,440	492,193,352	796,830,067	(304,636,715)
Lifestyle Moderate	3,046,384,274	119,515,732	154,840,852	(35,325,120)
Lifestyle Conservative	2,455,902,797	110,901,172	84,266,715	26,634,457

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Lifestyle Aggressive and Lifestyle Growth Portfolios generally declare and pay dividends and capital gain distributions, if any, annually. The Lifestyle Balanced, Lifestyle Moderate and Lifestyle Conservative Portfolios generally declare and pay dividends quarterly and capital gain distributions at least annually.

Distributions paid by the Portfolios with respect to each series of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Portfolios’ financial statements as a return of capital. Short term gains from underlying funds are treated as ordinary income for tax purposes.

Capital accounts within financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book/tax differences will reverse in a subsequent period.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.

Semiannual report | Lifestyle Portfolios	37

Note 4 – Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Trust. The Adviser and the Distributor are indirect wholly owned subsidiaries of MFC.

Management fee. The Trust pays the Adviser a management fee for its services to the Portfolios. The management fee has two components: (a) a fee on net assets invested in a fund of the Trust or JHF III (Affiliated Fund Assets); and (b) a fee on net assets invested in investments other than a fund of the Trust or JHF III (Other Assets). The fee on assets invested in Affiliated Fund Assets is stated as an annual percentage of the current value of the aggregate net assets of all the Portfolios and is equivalent to the sum of: (a) 0.050% of the first $7.5 billion of aggregate net assets and (b) 0.040% of the excess over $7.5 billion of aggregate net assets. The fee on Other Assets is stated as an annual percentage of the current value of the aggregate net assets the aggregate net assets of all the Portfolios and is equivalent to the sum of: (a) 0.500% of the first $7.5 billion of aggregate net assets and (b) 0.490% of the excess over $7.5 billion of aggregate net assets and is applied to the Other Assets of the Portfolios.

MFC Global Investment Management (U.S.A.), Limited acts as subadviser to the Lifestyle Portfolios. The Portfolios are not responsible for the payment of subadvisory fees. The investment management fees incurred for the six months ended June 30, 2010 were equivalent to an annual effective rate of each Portfolio’s average daily net assets as follows:

Portfolio	Annual Effective Rate

Lifestyle Aggressive	0.04%
Lifestyle Growth	0.04%
Lifestyle Balanced	0.04%
Lifestyle Moderate	0.04%
Lifestyle Conservative	0.04%

Expense reimbursements. The Adviser voluntarily agreed to waive a portion of its management fee if certain expenses of the Lifestyle Portfolios exceed the percentage of 0.10% of average net assets. Expenses excluded from this waiver are taxes, brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Portfolios’ business, advisory fees, Rule 12b-1 fees, printing, transfer agent, service fees, underlying Portfolio expenses and short dividends. This expense reduction will continue in effect until terminated by the Adviser.

The Adviser has voluntarily agreed to waive its advisory fee or reimburse the Portfolios, on the Other Assets of the Portfolios, so that the sum of (i) the advisory fee paid by the fund to the adviser and (ii) the advisory fee paid by the underlying fund to and retained (after payment of any subadvisory fee) by the adviser or its affiliate, does not exceed an annual rate of 0.50%. This voluntary waiver may terminate at any time.

The Adviser has contractually agreed to waive fees and/or reimburse certain class specific expenses, including 12b-1, transfer agent fees, service fees, state registration fees, and printing and postage fees for Class A, Class B, Class C, Class R1, Class R3, Class R4 and Class R5 shares, to the extent that each class exceeds 0.59%, 1.29%, 1.29%, 1.04%, 0.94%, 0.64% and 0.34%, respectively, of the average annual net assets attributable to the classes. This expense fee waiver and/or reimbursement will continue in effect until at least April 30, 2011.

For the six months ended June 30, 2010, the expense reductions related to these plans amounted to the following and are reflected as a reduction of total expenses in the Statements of Operations:

Expense Reimbursement by Class

Portfolio	Class A	Class B	Class C	Class R1	Class R3	Class R4	Class R5	Class 1	Class 5

Lifestyle Aggressive	$5,036	$8,589	$3,131	$239	$362	$264	$326	$105,296	—
Lifestyle Growth	5,199	4,609	3,766	140	235	198	219	105,642	$858

Expense recapture. The Adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements made subsequent to January 1, 2009, for a period of three years following the beginning of the month in which such reimbursements or waivers originally occurred. The table below outlines the amounts recovered during the six months ended June 30, 2010 and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates. Certain reimbursements or waivers are not subject to recapture.

	Amounts eligible for recovery	Amounts eligible for recovery	Amounts recovered during the
Portfolio	through December 1, 2012	through June 1, 2013	six months ended June 30, 2010

Lifestyle Aggressive	$81,281	$7,850	$44,882
Lifestyle Growth	$51,798	$3,715	$12,060
Lifestyle Balanced	$2,471	—	$16,507
Lifestyle Moderate	$2,227	—	$9,694
Lifestyle Conservative	—	—	$7,338

38	Lifestyle Portfolios | Semiannual report

Accounting and legal services. Pursuant to the Service Agreement, the Portfolios reimburse the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. The accounting and legal services fees incurred for the six months ended June 30, 2010 amounted to an annual rate of 0.01% of each Portfolio’s average daily net assets.

Distribution and service plans. The Trust has a distribution agreement with the Distributor. The Portfolios have adopted distribution and service plans with respect Class A, Class B, Class C, Class R1, Class R3, Class R4 and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Portfolios. In addition, under a service plan for Class R1, Class R3, Class R4 and Class R5 shares, the Portfolios pay for certain other services. The Portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Portfolios’ shares:

Class	12b-1 Fee	Service Fee

A	0.30%	—
B	1.00%	—
C	1.00%	—
R1	0.50%	0.25%
R3	0.50%	0.15%
R4	0.25%	0.10%
R5	—	0.05%
1	0.05%	—

Sales charges. Class A shares are assessed up-front sales charges of up to 5% of the net asset value of such shares. The following summarizes the net up-front sales charges received by the Distributor during the six months ended June 30, 2010:

Lifestyle Aggressive		Lifestyle Growth	Lifestyle Balanced	Lifestyle Moderate	Lifestyle Conservative

Net sales charges	$377,923	$1,608,015	$1,657,905	$704,057	$700,164
Retained for printing prospectuses,
advertising and sales literature	59,019	254,833	268,130	114,834	117,255
Sales commission to unrelated broker-dealers	310,137	1,331,632	1,364,977	585,096	578,662
Sales commission to affiliated sales personnel	8,767	21,550	24,798	4,127	4,247

Class B and Class C shares are subject to contingent deferred sales charges (CDSC). Class B shares that are redeemed within six years of purchase are subject to CDSC, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended June 30, 2010, CDSCs received by the Distributor were as follows:

Portfolio	Class B	Class C

Lifestyle Aggressive	$40,379	$7,744
Lifestyle Growth	102,528	27,912
Lifestyle Balanced	96,696	28,198
Lifestyle Moderate	22,913	17,013
Lifestyle Conservative	23,102	14,033

Transfer agent fees. The Portfolios have a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. The transfer agent fees are made up of the following:

• The Portfolios pay a monthly transfer agent fee at an annual rate of 0.05% based on each class’s average daily net assets.

• The Portfolios pay a monthly fee based on an annual rate of $16.50 per shareholder account for all classes except Class 1 and Class 5 shares.

• Signature Services is reimbursed for certain out-of-pocket expenses.

Effective July 1, 2010, the transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost). The Signature Services Cost is comprised of a component of allocated John Hancock corporate overhead for providing transfer agent services to the Portfolios and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for services provided to their clients who invest in one or more John Hancock funds. Signature Services Cost is calculated monthly and allocated to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, Signature Services Cost is allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Semiannual report | Lifestyle Portfolios	39

Class level expenses for the six months ended June 30, 2010 were:

		Distribution and	Transfer	State	Printing and
Portfolio	Share Class	service fees	agent fees	registration fees	postage fees

Lifestyle Aggressive	Class A	$220,061	$175,814	$976	$8,875
	Class B	108,319	35,646	1,105	2,511
	Class C	456,913	109,149	887	8,148
	Class R1	24,910	4,350	—	119
	Class R3	33,781	4,911	961	213
	Class R4	11,304	3,178	1,042	209
	Class R5	2,310	3,618	1,397	169
	Class 1	770,325	—	(426)	—
	Total	$1,627,923	$336,666	$5,942	$20,244

Lifestyle Growth	Class A	$664,965	$405,691	$5,295	$23,278
	Class B	382,688	94,840	285	7,509
	Class C	1,606,790	279,055	1,736	22,166
	Class R1	41,601	7,017	(427)	196
	Class R3	61,464	7,755	1,577	429
	Class R4	24,140	5,769	988	301
	Class R5	3,942	5,969	1,312	266
	Class 1	2,264,096	—	—	—
	Total	$5,049,686	$806,096	$10,766	$54,145

Lifestyle Balanced	Class A	$660,886	$356,058	$3,884	$16,816
	Class B	328,219	72,449	917	5,310
	Class C	1,777,052	258,706	3,152	16,744
	Class R1	42,385	5,660	(952)	131
	Class R3	96,655	11,262	1,385	555
	Class R4	32,688	7,869	1,819	323
	Class R5	4,864	8,920	1,100	362
	Class 1	2,195,266	—	—	—
	Total	$5,138,015	$720,924	$11,305	$40,241

Lifestyle Moderate	Class A	$238,433	$123,006	$2,818	$5,168
	Class B	103,266	22,083	901	1,403
	Class C	663,365	96,379	3,188	5,118
	Class R1	21,862	3,378	(589)	86
	Class R3	27,560	4,451	1,155	199
	Class R4	7,532	2,545	1,038	100
	Class R5	936	3,257	993	136
	Class 1	655,321	—	—	—
	Total	$1,718,275	$255,099	$9,504	$12,210

Lifestyle Conservative	Class A	$233,315	$110,484	$2,590	$4,575
	Class B	110,393	20,849	1,115	1,166
	Class C	669,903	91,568	1,901	4,701
	Class R1	25,907	4,009	(1,448)	95
	Class R3	26,749	4,233	983	164
	Class R4	6,506	2,182	996	83
	Class R5	1,351	3,485	989	123
	Class 1	507,847	—	—	—
	Total	$1,581,971	$236,810	$7,126	$10,907

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each Portfolio based on its average daily net assets.

40	Lifestyle Portfolios | Semiannual report

Note 5 — Portfolio share transactions

Transactions in Portfolio shares for the six months ended June 30, 2010 and for the year ended December 31, 2009 were as follows:

Lifestyle Aggressive
	Six months ended 6-30-10			Year ended 12-31-09
	Shares	Amount	Shares	Amount
Class A shares

Sold	3,506,477	$38,398,465	5,393,918	$49,553,716
Exchanged from Class R2	—	—	555,063	5,514,891
Distributions reinvested	—	—	101,292	1,098,270
Repurchased	(2,037,079)	(22,113,906)	(3,032,530)	(27,478,545)
Net increase	1,469,398	$16,284,559	3,017,743	$28,688,332

Class B shares

Sold	169,432	$1,869,313	460,786	$4,037,532
Distributions reinvested	—	—	4,818	52,850
Repurchased	(220,960)	(2,439,452)	(392,000)	(3,521,146)
Net increase (decrease)	(51,528)	($570,139)	73,604	$569,236

Class C shares

Sold	1,396,742	$15,259,235	2,572,549	$22,589,783
Distributions reinvested	—	—	19,654	213,891
Repurchased	(906,816)	(9,897,486)	(2,078,724)	(18,670,746)
Net increase	489,926	$5,361,749	513,479	$4,132,928

Class R shares

Sold	—	—	102,359	$810,679
Exchanged for Class R1	—	—	(217,916)	(2,170,600)
Repurchased	—	—	(81,154)	(639,467)
Net decrease	—	—	(196,711)	($1,999,388)

Class R1 shares

Sold	220,094	$2,435,177	214,172	$2,031,197
Exchanged from Class R	—	—	218,013	2,170,600
Distributions reinvested	—	—	2,155	23,468
Repurchased	(113,699)	(1,266,401)	(94,312)	(853,688)
Net increase	106,395	$1,168,776	340,028	$3,371,577

Class R2 shares

Sold	—	—	434,308	$3,793,245
Exchanged for Class A	—	—	(554,800)	(5,514,891)
Repurchased	—	—	(68,953)	(630,606)
Net decrease	—	—	(189,445)	($2,352,252)

Class R3 shares

Sold	265,695	$2,907,763	561,647	$4,906,273
Distributions reinvested	—	—	5,797	62,992
Repurchased	(205,893)	(2,244,873)	(352,738)	(3,269,588)
Net increase	59,802	$662,890	214,706	$1,699,677

Class R4 shares

Sold	137,030	$1,479,177	483,613	$4,352,134
Distributions reinvested	—	—	6,365	68,937
Repurchased	(254,573)	(2,717,875)	(487,525)	(4,187,328)
Net increase (decrease)	(117,543)	($1,238,698)	2,453	$233,743

Class R5 shares

Sold	157,189	$1,716,778	497,800	$4,558,425
Distributions reinvested	—	—	10,107	109,359
Repurchased	(192,361)	(2,112,429)	(304,790)	(2,888,196)
Net increase (decrease)	(35,172)	($395,651)	203,117	$1,779,588

Class 1 shares

Sold	9,095,876	$99,617,303	26,499,244	$228,826,778
Distributions reinvested	—	—	3,627,475	39,140,458
Repurchased	(6,910,807)	(74,126,035)	(12,412,965)	(117,371,596)
Net increase	2,185,069	$25,491,268	17,713,754	$150,595,640

Net increase	4,106,347	$46,764,754	21,692,728	$186,719,081

Semiannual report | Lifestyle Portfolios	41

Lifestyle Growth
	Six months ended 6-30-10			Year ended 12-31-09
	Shares	Amount	Shares	Amount

Class A shares

Sold	9,440,852	$110,154,669	14,352,411	$146,202,366
Exchanged from Class R2	—	—	601,503	6,459,715
Distributions reinvested	42	482	717,905	8,269,027
Repurchased	(5,006,122)	(58,210,744)	(8,178,840)	(79,244,982)
Net increase	4,434,772	$51,944,407	7,492,979	$81,686,126

Class B shares

Sold	718,067	$8,410,608	1,494,544	$14,722,280
Distributions reinvested	5	49	88,768	1,026,160
Repurchased	(528,953)	(6,198,021)	(1,179,186)	(11,226,752)
Net increase	189,119	$2,212,636	404,126	$4,521,688

Class C shares

Sold	5,540,361	$64,815,162	7,971,450	$79,773,645
Distributions reinvested	86	997	357,727	4,131,730
Repurchased	(2,778,846)	(32,253,226)	(5,346,607)	(51,289,408)
Net increase	2,761,601	$32,562,933	2,982,570	$32,615,967

Class R shares

Sold	—	—	154,297	$1,355,103
Exchanged for Class R1	—	—	(361,089)	(3,892,766)
Repurchased	—	—	(75,575)	(653,613)
Net decrease	—	—	(282,367)	($3,191,276)

Class R1 shares

Sold	263,565	$3,083,162	393,537	$4,183,798
Exchanged from Class R	—	—	361,619	3,892,766
Distributions reinvested	—	—	12,529	145,088
Repurchased	(123,938)	(1,448,964)	(179,674)	(1,884,017)
Net increase	139,627	$1,634,198	588,011	$6,337,635

Class R2 shares

Sold	—	—	379,506	$3,591,796
Exchanged for Class A	—	—	(600,523)	(6,459,715)
Repurchased	—	—	(509,838)	(4,566,133)
Net decrease	—	—	(730,855)	($7,434,052)

Class R3 shares

Sold	367,303	$4,301,541	731,415	$6,994,890
Distributions reinvested	—	—	30,785	354,642
Repurchased	(178,045)	(2,030,457)	(528,975)	(5,196,178)
Net increase	189,258	$2,271,084	233,225	$2,153,354

Class R4 shares

Sold	490,900	$5,705,050	730,467	$7,382,293
Distributions reinvested	—	—	29,805	343,352
Repurchased	(403,720)	(4,596,036)	(803,245)	(7,608,619)
Net increase (decrease)	87,180	$1,109,014	(42,973)	$117,026

Class R5 shares

Sold	365,011	$4,290,918	716,169	$7,022,351
Distributions reinvested	—	—	36,152	416,107
Repurchased	(184,168)	(2,136,681)	(366,045)	(3,662,895)
Net increase	180,843	$2,154,237	386,276	$3,775,563

Class 1 shares

Sold	22,998,703	$269,043,421	58,541,779	$561,888,928
Distributions reinvested	—	—	19,420,065	222,748,147
Repurchased	(12,127,449)	(138,851,389)	(31,392,850)	(310,161,132)
Net increase	10,871,254	$130,192,032	46,568,994	$474,475,943

Class 5 shares

Sold	842,174	$9,745,518	1,407,676	$14,108,155
Distributions reinvested	—	—	149,230	1,710,171
Repurchased	(56,634)	(654,867)	(329,293)	(3,020,346)
Net increase	785,540	$9,090,651	1,227,613	$12,797,980

Net increase	19,639,194	$233,171,192	58,827,599	$607,855,954

42	Lifestyle Portfolios | Semiannual report

Lifestyle Balanced
	Six months ended 6-30-10			Year ended 12-31-09
	Shares	Amount	Shares	Amount

Class A shares

Sold	9,651,635	$116,168,087	14,615,163	$154,720,951
Exchanged from Class R2	—	—	636,297	7,077,123
Distributions reinvested	298,486	3,517,331	968,873	10,789,622
Repurchased	(4,759,196)	(57,007,242)	(8,793,428)	(88,170,645)
Net increase	5,190,925	$62,678,176	7,426,905	$84,417,051

Class B shares

Sold	665,715	$8,022,289	1,341,474	$13,824,238
Distributions reinvested	20,447	240,668	122,200	1,363,802
Repurchased	(506,570)	(6,060,453)	(1,022,705)	(10,042,054)
Net increase	179,592	$2,202,504	440,969	$5,145,986

Class C shares

Sold	7,277,040	$87,589,898	9,973,381	$106,033,040
Distributions reinvested	127,543	1,501,812	580,625	6,522,968
Repurchased	(3,077,642)	(36,815,509)	(5,633,636)	(55,304,113)
Net increase	4,326,941	$52,276,201	4,920,370	$57,251,895

Class R shares

Sold	—	—	320,081	$3,136,327
Exchanged for Class R1	—	—	(498,542)	(5,538,767)
Distributions reinvested	—	—	3,132	30,044
Repurchased	—	—	(136,833)	(1,351,052)
Net decrease	—	—	(312,162)	($3,723,448)

Class R1 shares

Sold	281,648	$3,384,958	485,685	$4,980,858
Exchanged from Class R	—	—	499,598	5,538,767
Distributions reinvested	5,428	63,854	14,390	166,999
Repurchased	(141,370)	(1,697,581)	(234,211)	(2,371,706)
Net increase	145,706	$1,751,231	765,462	$8,314,918

Class R2 shares

Sold	—	—	425,204	$4,225,280
Exchanged for Class A	—	—	(637,650)	(7,077,123)
Distributions reinvested	—	—	4,800	46,524
Repurchased	—	—	(180,650)	(1,699,784)
Net decrease	—	—	(388,296)	($4,505,103)

Class R3 shares

Sold	536,767	$6,406,069	1,194,998	$11,833,000
Distributions reinvested	18,651	219,880	75,232	834,261
Repurchased	(477,064)	(5,661,382)	(859,207)	(8,707,827)
Net increase	78,354	$964,567	411,023	$3,959,434

Class R4 shares

Sold	655,602	$7,880,986	1,310,661	$13,375,078
Distributions reinvested	18,480	218,162	64,869	716,379
Repurchased	(663,302)	(7,928,237)	(883,577)	(8,836,631)
Net increase	10,780	$170,911	491,953	$5,254,826

Class R5 shares

Sold	710,805	$8,598,994	1,166,195	$11,864,446
Distributions reinvested	25,925	305,641	77,561	859,599
Repurchased	(312,210)	(3,736,384)	(586,927)	(5,929,081)
Net increase	424,520	$5,168,251	656,829	$6,794,964

Class 1 shares

Sold	27,388,801	$329,344,357	60,845,624	$627,910,053
Distributions reinvested	7,683,997	90,294,182	26,404,269	289,328,148
Repurchased	(10,628,545)	(125,120,827)	(42,500,742)	(419,118,196)
Net increase	24,444,253	$294,517,712	44,749,151	$498,120,005

Class 5 shares

Sold	587,442	$7,045,582	826,551	$8,763,637
Distributions reinvested	32,773	384,502	90,578	1,000,413
Repurchased	(51,133)	(608,140)	(173,919)	(1,684,477)
Net increase	569,082	$6,821,944	743,210	$8,079,573

Net increase	35,370,153	$426,551,497	59,905,414	$669,110,101

Semiannual report | Lifestyle Portfolios	43

Lifestyle Moderate
	Six months ended 6-30-10			Year ended 12-31-09
	Shares	Amount	Shares	Amount

Class A shares

Sold	3,662,736	$43,817,026	5,995,257	$64,253,345
Exchanged from Class R2	—	—	226,147	2,539,140
Distributions reinvested	158,702	1,879,118	416,764	4,660,459
Repurchased	(1,624,218)	(19,392,601)	(3,245,431)	(33,789,958)
Net increase	2,197,220	$26,303,543	3,392,737	$37,662,986

Class B shares

Sold	306,604	$3,667,883	544,886	$5,784,206
Distributions reinvested	12,930	153,049	46,602	521,685
Repurchased	(134,902)	(1,612,121)	(342,500)	(3,509,077)
Net increase	184,632	$2,208,811	248,988	$2,796,814

Class C shares

Sold	3,752,948	$44,906,730	4,505,216	$48,432,667
Distributions reinvested	89,949	1,064,540	252,849	2,842,914
Repurchased	(1,012,510)	(12,075,957)	(2,068,697)	(21,116,835)
Net increase	2,830,387	$33,895,313	2,689,368	$30,158,746

Class R shares

Sold	—	—	138,491	$1,324,777
Exchanged for Class R1	—	—	(200,158)	(2,243,414)
Distributions reinvested	—	—	1,808	17,911
Repurchased	—	—	(50,359)	(489,228)
Net decrease	—	—	(110,218)	($1,389,954)

Class R1 shares

Sold	163,407	$1,966,586	179,547	$1,948,712
Exchanged from Class R	—	—	200,011	2,243,414
Distributions reinvested	4,538	53,686	12,629	143,952
Repurchased	(130,549)	(1,563,939)	(66,118)	(698,631)
Net increase	37,396	$456,333	326,069	$3,637,447

Class R2 shares

Sold	—	—	216,278	$2,249,593
Exchanged for Class A	—	—	(226,467)	(2,539,140)
Distributions reinvested	—	—	1,600	16,491
Repurchased	—	—	(12,561)	(129,603)
Net decrease	—	—	(21,150)	($402,659)

Class R3 shares

Sold	146,990	$1,766,891	310,906	$3,264,341
Distributions reinvested	8,066	95,519	24,829	276,912
Repurchased	(119,657)	(1,436,979)	(175,560)	(1,850,673)
Net increase	35,399	$425,431	160,175	$1,690,580

Class R4 shares

Sold	156,793	$1,862,758	209,323	$2,180,617
Distributions reinvested	5,353	63,233	15,200	167,320
Repurchased	(81,987)	(975,624)	(229,299)	(2,361,820)
Net increase (decrease)	80,159	$950,367	(4,776)	($13,883)

Class R5 shares

Sold	260,611	$3,138,855	256,618	$2,751,945
Distributions reinvested	10,394	122,667	25,024	278,219
Repurchased	(90,662)	(1,081,169)	(191,685)	(1,884,941)
Net increase	180,343	$2,180,353	89,957	$1,145,223

Class 1 shares

Sold	13,764,217	$164,396,764	23,088,571	$249,217,878
Distributions reinvested	3,180,001	37,581,038	9,273,776	102,551,217
Repurchased	(2,922,937)	(34,713,434)	(13,386,853)	(140,124,043)
Net increase	14,021,281	$167,264,368	18,975,494	$211,645,052

Class 5 shares

Sold	323,581	$3,865,013	502,763	$5,335,211
Distributions reinvested	20,391	240,605	47,407	528,000
Repurchased	(54,072)	(646,961)	(148,917)	(1,478,117)
Net increase	289,900	$3,458,657	401,253	$4,385,094

Net increase	19,856,717	$237,143,176	26,147,897	$291,315,446

44	Lifestyle Portfolios | Semiannual report

Lifestyle Conservative
	Six months ended 6-30-10			Year ended 12-31-09
	Shares	Amount	Shares	Amount

Class A shares

Sold	4,621,477	$57,147,318	6,745,652	$77,003,665
Exchanged from Class R2	—	—	76,008	896,350
Distributions reinvested	160,480	1,974,358	407,282	4,762,263
Repurchased	(2,628,402)	(32,495,334)	(3,971,263)	(44,128,047)
Net increase	2,153,555	$26,626,342	3,257,679	$38,534,231

Class B shares

Sold	398,350	$4,918,198	789,204	$8,849,628
Distributions reinvested	16,190	199,187	54,066	632,538
Repurchased	(235,957)	(2,904,860)	(393,191)	(4,350,412)
Net increase	178,583	$2,212,525	450,079	$5,131,754

Class C shares

Sold	3,859,185	$47,664,753	5,086,004	$57,843,594
Distributions reinvested	95,942	1,179,129	256,632	3,012,711
Repurchased	(1,281,615)	(15,869,009)	(2,622,152)	(28,592,748)
Net increase	2,673,512	$32,974,873	2,720,484	$32,263,557

Class R shares

Sold	—	—	173,331	$1,843,722
Exchanged for Class R1	—	—	(247,090)	(2,913,364)
Distributions reinvested	—	—	2,164	23,127
Repurchased	—	—	(37,533)	(400,509)
Net decrease	—	—	(109,128)	($1,447,024)

Class R1 shares

Sold	177,367	$2,200,634	166,059	$1,848,870
Exchanged from Class R	—	—	247,037	2,913,364
Distributions reinvested	6,027	74,152	15,382	182,066
Repurchased	(66,885)	(827,695)	(85,466)	(978,438)
Net increase	116,509	$1,447,091	343,012	$3,965,862

Class R2 shares

Sold	—	—	44,671	$491,603
Exchanged for Class A	—	—	(75,962)	(896,350)
Distributions reinvested	—	—	972	10,452
Repurchased	—	—	(304,716)	(3,186,104)
Net decrease	—	—	(335,035)	($3,580,399)

Class R3 shares

Sold	258,824	$3,206,946	319,911	$3,492,606
Distributions reinvested	9,309	114,430	28,539	331,079
Repurchased	(155,344)	(1,925,197)	(215,360)	(2,432,388)
Net increase	112,789	$1,396,179	133,090	$1,391,297

Class R4 shares

Sold	141,044	$1,739,733	265,688	$2,989,366
Distributions reinvested	4,833	59,333	12,930	150,377
Repurchased	(44,388)	(544,070)	(267,700)	(2,900,378)
Net increase	101,489	$1,254,996	10,918	$239,365

Class R5 shares

Sold	252,412	$3,120,036	419,850	$4,646,869
Distributions reinvested	12,338	151,758	30,386	353,949
Repurchased	(133,856)	(1,660,748)	(161,722)	(1,793,563)
Net increase	130,894	$1,611,046	288,514	$3,207,255

Class 1 shares

Sold	13,902,776	$171,481,496	24,401,009	$274,926,863
Distributions reinvested	2,667,986	32,782,048	7,651,342	88,744,297
Repurchased	(2,647,844)	(32,652,712)	(7,025,853)	(79,077,945)
Net increase	13,922,918	$171,610,832	25,026,498	$284,593,215

Net increase	19,390,249	$239,133,884	31,786,111	$364,299,113

Semiannual report | Lifestyle Portfolios	45

Note 6 — Purchase and sale of securities

The following summarizes the purchases and sales of the affiliated underlying funds for the six months ended June 30, 2010:

Portfolio	Purchases	Sales

Lifestyle Aggressive	$115,468,774	$71,644,098
Lifestyle Growth	595,026,276	311,015,337
Lifestyle Balanced	733,038,556	308,051,379
Lifestyle Moderate	361,054,764	123,591,178
Lifestyle Conservative	376,168,699	138,380,870

Note 7 — Investment in affiliated underlying funds

The Portfolios invest primarily in affiliated underlying funds that are managed by the Adviser and affiliates. The Portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the Portfolios’ investment may represent a significant portion of each underlying fund’s net assets. For the six months ended June 30, 2010, the following Portfolios held 5% or more of an underlying fund’s net assets:

Percent of Underlying
Portfolio Affiliate Class NAV	Funds’ Net Assets

Lifestyle Aggressive
John Hancock Investment Trust
Small Cap Intrinsic Value	13.05%
John Hancock Funds II
All Cap Core	15.88%
All Cap Value	13.00%
Alpha Opportunities	11.59%
Blue Chip Growth	8.60%
Capital Appreciation	9.18%
Emerging Markets Value	18.19%
Equity-Income	11.17%
Fundamental Value	11.14%
Heritage	25.29%
Index 500	7.49%
International Equity Index	11.40%
International Opportunities	19.33%
International Small Cap	19.71%
International Small Company	37.64%
International Value	14.25%
Large Cap	12.35%
Large Cap Value	11.47%
Mid Cap Index	21.80%
Mid Cap Stock	15.11%
Mid Cap Value	24.03%
Mid Cap Value Equity	22.59%
Natural Resources	12.46%
Optimized Value	15.51%
Small Cap Growth	32.63%
Small Cap Index	26.31%
Small Cap Opportunities	29.57%
Small Cap Value	45.17%
Small Company Growth	28.62%
Small Company Value	16.31%
Smaller Company Growth	22.66%
Technical Opportunities	8.27%
U.S. Multi Sector	13.45%
Value	24.83%
Value & Restructuring	11.00%
John Hancock Funds III
Disciplined Value	5.09%
International Core	13.48%
Rainier Growth	8.56%

Percent of Underlying
Portfolio Affiliate Class NAV	Funds’ Net Assets

Lifestyle Growth
John Hancock Investment Trust
Small Cap Intrinsic Value	13.09%
John Hancock Funds II
Active Bond	7.36%
All Cap Core	47.04%
All Cap Value	36.41%
Alpha Opportunities	41.86%
Blue Chip Growth	25.60%
Capital Appreciation	25.95%
Emerging Markets Value	37.50%
Equity-Income	30.09%
Floating Rate Income	22.48%
Fundamental Value	36.44%
Global Bond	14.93%
Global High Yield	19.03%
Global Real Estate	32.56%
Heritage	37.84%
High Income	24.23%
High Yield	27.54%
Index 500	24.94%
International Equity Index	16.34%
International Opportunities	33.96%
International Small Cap	20.16%
International Small Company	38.60%
International Value	25.00%
Large Cap	36.49%
Large Cap Value	30.57%
Mid Cap Index	78.18%
Mid Cap Stock	21.41%
Mid Cap Value	29.26%
Mid Cap Value Equity	40.61%
Multi-Sector Bond	23.35%
Natural Resources	26.39%
Optimized Value	40.08%
Real Estate Equity	27.22%
Real Return Bond	34.66%
Small Cap Growth	26.09%
Small Cap Index	19.81%
Small Cap Opportunities	22.06%
Small Cap Value	32.93%
Small Company Growth	23.32%
Small Company Value	12.20%
Smaller Company Growth	17.96%
Spectrum Income	14.00%
Strategic Income	18.45%
Technical Opportunities Fund	24.55%
Total Return	17.68%
U.S. High Yield Bond	21.31%
U.S. Multi Sector	42.29%
Value	41.69%
Value & Restructuring	29.93%
John Hancock Funds III
Disciplined Value Fund	15.10%
International Core	23.73%
Rainier Growth	21.81%

46	Lifestyle Portfolios | Semiannual report

Percent of Underlying
Portfolio Affiliate Class NAV	Funds’ Net Assets

Lifestyle Balanced
John Hancock Funds II
Active Bond	43.35%
All Cap Core	37.05%
All Cap Value	27.84%
Alpha Opportunities	29.66%
Blue Chip Growth	22.51%
Capital Appreciation	20.76%
Core Bond	43.23%
Emerging Markets Value	26.17%
Equity-Income	24.55%
Floating Rate Income	26.82%
Fundamental Value	27.73%
Global Bond	32.88%
Global High Yield	38.03%
Global Real Estate	37.94%
Heritage	18.51%
High Income	45.55%
High Yield	41.27%
Index 500	19.99%
International Opportunities	22.83%
International Value	16.82%
Large Cap	36.04%
Large Cap Value	26.75%
Mid Cap Stock	11.91%
Mid Cap Value	19.75%
Mid Cap Value Equity	18.67%
Multi-Sector Bond	35.63%
Natural Resources	28.46%
Optimized Value	30.36%
Real Estate Equity	44.66%
Real Return Bond	31.85%
Small Cap Growth	19.26%
Small Company Growth	34.14%
Small Company Value	31.53%
Smaller Company Growth	39.80%
Spectrum Income	40.87%
Strategic Bond	39.54%
Strategic Income Opportunities	29.39%
Technical Opportunities Fund	24.20%
Total Return	27.59%
U.S. High Yield Bond	45.26%
U.S. Multi Sector	33.91%
Value	18.21%
Value & Restructuring	26.20%
John Hancock Funds III
Disciplined Value Fund	12.63%
International Core	15.97%
Rainier Growth	17.19%

Percent of Underlying
Portfolio Affiliate Class NAV	Funds’ Net Assets

Lifestyle Moderate
John Hancock Funds II
Active Bond	21.84%
Blue Chip Growth	7.99%
Core Bond	28.10%
Equity-Income	10.21%
Floating Rate Income	9.34%
Fundamental Value	7.74%
Global Bond	16.47%
Global High Yield	11.63%
Global Real Estate	14.46%
High Income	20.79%
High Yield	9.50%
Index 500	5.19%
International Opportunities	8.78%
International Value	6.51%
Investment Quality Bond	30.18%
Mid Cap Stock	5.08%
Mid Cap Value	10.68%
Multi-Sector Bond	15.77%
Real Estate Equity	13.23%
Real Return Bond	10.49%
Smaller Company Growth	8.48%
Spectrum Income	17.26%
Strategic Bond	22.99%
Strategic Income	12.95%
Total Bond Market	24.47%
Total Return	10.65%
U.S. High Yield Bond	12.67%
U.S. Multi Sector	7.75%
Value & Restructuring	8.27%
John Hancock Funds III
Global Shareholder Yield	28.84%
International Core	5.53%

Percent of Underlying
Portfolio Affiliate Class NAV	Funds’ Net Assets

Lifestyle Conservative
John Hancock Funds II
Active Bond	21.68%
Core Bond	26.10%
Equity-Income	5.78%
Floating Rate Income	8.68%
Global Bond	20.18%
Global High Yield	16.86%
Global Real Estate	6.18%
High Income	8.41%
High Yield	6.07%
Investment Quality Bond	35.69%
Multi-Sector Bond	17.70%
Real Estate Equity	7.58%
Real Return Bond	7.51%
Short Term Government Income	99.40%
Spectrum Income	19.59%
Strategic Bond	18.53%
Strategic Income Opportunities	14.35%
Total Bond Market	44.26%
Total Return	11.18%
U.S. High Yield Bond	6.01%
Value & Restructuring	7.55%
John Hancock Funds III
Global Shareholder Yield	24.81%

Semiannual report | Lifestyle Portfolios	47

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees of the Advisory Agreement (the “Advisory Agreement”) and each of the Subadvisory Agreements and the Sub-Subadvisory Agreements (collectively, the “Subadvisory Agreements”) for each of the portfolios (the “Funds”) of John Hancock Funds II (the “Trust”) discussed in this semiannual report.

Evaluation by the Board of Trustees

The Board, including the Independent Trustees, is responsible for selecting the Trust’s adviser, John Hancock Investment Management Services, LLC (the “Adviser” or “JHIMS”), approving the Adviser’s selection of subadvisers for each of the portfolios of the Trust and approving the Trust’s advisory and subadvisory (and any sub-subadvisory) agreements, their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates the Trust’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

1. the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the subadvisers to the Funds;

2. the investment performance of the Funds and their subadvisers;

3. the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Trust shareholders;

4. the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

5. comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all of these factors is relevant to its evaluation of the Trust’s advisory agreement. With respect to its evaluation of subadvisory agreements (including any sub-subadvisory agreements) with subadvisers not affiliated with the Adviser, the Board believes that, in view of the Trust’s “manager-of-managers” advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust generally are not a material factor in the Board’s consideration of these subadvisory agreements because such fees are paid by the Adviser and not by the Funds and the Board relies on the ability of the Adviser to negotiate the subadvisory fees at arms-length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (“Material Relationships”).

Approval of Advisory Agreement

At its meeting on May 27–28, 2010, the Board, including all the Independent Trustees, approved the Advisory Agreement.

In approving the renewal of the Advisory Agreement, and with reference to the factors that it regularly considers, the Board:

(1) — (a) considered the high value to the Trust of continuing its relationship with JHIMS as the Trust’s adviser, the skills and competency with which JHIMS has in the past managed the Trust’s affairs and its subadvisory relationships, JHIMS’s oversight and monitoring of the subadvisers’ investment performance and compliance programs including its timeliness in responding to performance issues and the qualifications of JHIMS’s personnel,

(b) considered JHIMS’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments, and

(c) considered JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the Funds and concluded that JHIMS may reasonably be expected to continue to perform its services under the Advisory Agreement with respect to the Funds;

(2) — reviewed the investment performance of each of the Funds; the comparative performance of their respective benchmarks, comparable funds as included in a report prepared by an independent third party (i.e., funds having approximately the same investment objective), if any; and JHIMS’s analysis of such performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds; and concluded that each of the Funds has generally performed well or within a range that the Board deemed competitive except as discussed in Appendix A and in such cases, that appropriate action is being taken to address performance, if necessary, or that such performance is reasonable in light of all factors considered, and that JHIMS may reasonably be expected to continue ably to monitor the performance of the Funds and each of their subadvisers;

48	Lifestyle Portfolios | Semiannual report

(3) — (a) with respect to each Fund (except those listed below), considered that the Adviser has agreed to waive its management fee for each of these Funds and each of the funds of John Hancock Trust (except those listed below) (the “Participating Portfolios”) or otherwise reimburse the expenses of the Participating Portfolios as follows (the “Reimbursement”): The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $85 billion. The amount of the Reimbursement shall be calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each Participating Portfolio, and that Reimbursement may be terminated or modified by the Adviser only upon notice to the Trust and approval of the Board of Trustees of the Trust. (The Funds that are not Participating Portfolios as of the date of this annual report are each of the funds of funds of the Trust and John Hancock Trust.)

(b) reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded (i) that to the extent that Funds have subadvisory fees with breakpoints, those breakpoints are reflected as breakpoints in the advisory fees for Funds, (ii) that all Funds with a subadviser that is not affiliated with the Adviser have subadvisory fees which are the product of arms-length negotiations between the Adviser and the subadviser and which in many, but not all, cases contain breakpoints, and (iii) that, although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow;

(4) — (a) reviewed the financial statements of JHIMS and considered (i) an analysis presented by JHIMS regarding the net profitability to JHIMS and Manulife Financial of each Fund;

(b) reviewed and considered an analysis presented by JHIMS regarding the profitability of JHIMS’ relationship with each Fund and whether JHIMS has the financial ability to continue to provide a high level of services to the Fund;

(c) considered that JHIMS derives reputational and other indirect benefits from providing advisory services to the Funds;

(d) noted that JHIMS pays the subadvisory fees out of the advisory fees JHIMS receives from the Funds and concluded that the advisory fees paid by the Trust with respect to the Funds are not unreasonable in light of such information; and

(e) considered that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Adviser. Based upon its review, the Board concluded that the Adviser and its affiliates’ anticipated level of profitability from their relationship with each Fund was reasonable and not excessive.

(5) — reviewed comparative information prepared by an independent third party with respect to the advisory fee rates and concluded that the Trust’s advisory fees are generally within a competitive range of those incurred by other comparable funds. In this regard, the Board took into account management’s discussion with respect to the advisory fee structure. The Board also noted that JHIMS is currently waiving fees and/or reimbursing expenses with respect to certain of the Funds and that the Adviser pays the subadvisory fees of the Funds. The Board also took into account the level and quality of services provided by JHIMS with respect to the Funds, as well as the other factors considered.

In addition, in the case of each Lifestyle Fund, each Lifecycle Fund, the Core Diversified Growth & Income Portfolio, the Core Fundamental Holdings Portfolio, the Core Global Diversification Portfolio, Retirement Distribution Portfolio, Retirement Rising Distribution Portfolio, the Alternative Asset Allocation Fund and the Retirement Portfolios (each a “Fund of Funds”), the Trustees reviewed the advisory fee to be paid to the Adviser for each Fund of Funds and concluded that the advisory fee to be paid to the Adviser with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.

Additional information that the Board considered in approving the Advisory Agreement is set forth in Appendix A.

Approval of Subadvisory Agreements

At its meeting on May 27–28, 2010, the Board, including all the Independent Trustees, renewed and approved the Subadvisory Agreements.

In making its determination with respect to the factors that its considers, the Board reviewed:

(1) information relating to each subadviser’s business, including current subadvisory services to the Trust;

(2) the historical and current performance of the Fund and comparative performance information relating to the Fund’s benchmark and comparable funds;

(3) the subadvisory fee for each Fund and comparative fee information prepared by an independent third party; and

(4) information relating to the nature and scope of Material Relationships and their significance to the Trust’s adviser and unaffiliated subadvisers.

Semiannual report | Lifestyle Portfolios	49

The Board noted that in the case of each sub-subadvisory agreement, that the sub-subadvisory fee would be paid by the Subadviser out of the subadvisory fee and would not be an expense of the Fund.

The Board’s decision to approve each Subadvisory Agreement was based on a number of determinations, including the following:

(1) The Subadviser has extensive experience and demonstrated skills as a manager;

(2) Although not without variation, the current and historical performance of each Fund managed by a Subadviser has generally been in line with or outperformed the current and historical performance of comparable funds and the Fund’s respective benchmarks with the exceptions noted in Appendix A (with respect to such exceptions, the Board concluded that appropriate action was being taken to address such Funds’ performance, if necessary, or that performance was reasonable in light of all factors considered);

(3) The subadvisory fees are generally competitive within the range of industry norms and, with respect to each Subadviser that is not affiliated with the Adviser, are a product of arms-length negotiation between the Adviser and the subadviser;

(4) With respect to those Funds that have subadvisory fees that contain breakpoints, such breakpoints are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if those Funds grow; and

(5) The Material Relationships consist of arrangements in which unaffiliated subadvisers or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s adviser or its affiliates, which may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans, and which in no case contained elements which would cause the Board to conclude that approval of the subadvisory agreement with the subadviser would be inappropriate.

In addition, in the case of each Fund of Funds, the Trustees reviewed the subadvisory fee to be paid to the subadviser for each Fund of Funds and concluded that the subadvisory fee to be paid to the subadviser with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the subadvisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.

Additional information that the Board considered for a particular Fund is set forth in Appendix A.

50	Lifestyle Portfolios | Semiannual report

Appendix A

Portfolio	Performance of Portfolios,
(Subadviser)	as of March 31, 2010	Fees and Expenses	Comments

JHF II Lifestyle	Benchmark Index — The	Subadvisory fees for this	The Board took into account
Aggressive	Fund modestly outperformed	Fund are lower than the peer	management’s discussion of
	for the one-year period, and	group median.	the Fund’s expenses, includ-
(MFC Global	slightly underperformed for the		ing the advisory/subadvisory
Investment Management	three-year period.	Net management fees for this	fee structure.
(U.S.A.) Limited)		Fund are lower than the peer
	Morningstar Category — The	group median.
Fund modestly outperformed
	for the one-year period, and	Total expenses for this Fund
	slightly outperformed for the	are higher than the peer
	three-year period.	group median.

JHF II Lifestyle	Benchmark Index — The Fund	Subadvisory fees for this
Balanced	outperformed for the one-year	Fund are lower than the peer
	period, and underperformed	group median.
for the three-year period.
(MFC Global		Net management fees for this
Investment Management	Morningstar Category —	Fund are lower than the peer
(U.S.A.) Limited)	The Fund outperformed	group median.
for the one-year and
	three-year periods.	Total expenses for this
Fund are equal to the peer
group median.

JHF II Lifestyle	Benchmark Index — The	Subadvisory fees for this Fund are	The Board took into account
Conservative	Fund outperformed for the	equal to the peer group median.	management’s discussion of
	one-year period, and mod-		the Fund’s expenses, includ-
(MFC Global	estly underperformed for the	Net management fees for this	ing the advisory/subadvisory
Investment Management	three-year period.	Fund are modestly lower than the	fee structure.
(U.S.A.) Limited)		peer group median.
Morningstar Category — The
	Fund slightly outperformed	Total expenses for this Fund are
	for the one-year period,	modestly higher than the peer
	and outperformed for the	group median.
three-year period.

JHF II Lifestyle Growth	Benchmark Index — The	Subadvisory fees for this	The Board took into account
	Fund outperformed for the	Fund are equal to the peer	management’s discussion of
(MFC Global	one-year period, and slightly	group median.	the Fund’s expenses, includ-
Investment Management	underperformed for the		ing the advisory/subadvisory
(U.S.A.) Limited)	three-year period.	Net management fees for this	fee structure.
Fund are equal to the peer
group median.
Morningstar Category — The
	Fund slightly outperformed	Total expenses for this Fund are
	for the one-year period,	slightly higher than the peer
	and outperformed for the	group median.
three-year period.

JHF II Lifestyle	Benchmark Index — The Fund	Subadvisory fees for this
Moderate	outperformed for the one-year	Fund are lower than the peer
	period, and underperformed	group median.
for the three-year period.
(MFC Global		Net management fees for this
Investment Management	Morningstar Category —	Fund are lower than the peer
(U.S.A.) Limited)	The Fund outperformed	group median.
for the one-year and
	three-year periods.	Total expenses for this Fund
are slightly lower than the peer
group median.

Semiannual report | Lifestyle Portfolios	51

More information

Trustees	Investment adviser
James M. Oates, Chairman	John Hancock Investment Management Services, LLC
James R. Boyle†
Grace K. Fey†	Investment subadviser
Charles L. Bardelis*	MFC Global Investment Management
Peter S. Burgess*	(U.S.A.), Limited
Theron S. Hoffman
Hassell H. McClellan	Principal distributor
Steven M. Roberts*	John Hancock Funds, LLC

Officers	Custodian
Hugh McHaffie	State Street Bank and Trust Company
President
Transfer agent
Thomas M. Kinzler	John Hancock Signature Services, Inc.
Secretary and Chief Legal Officer
Legal counsel
Francis V. Knox, Jr.	K&L Gates LLP
Chief Compliance Officer
Independent registered
Charles A. Rizzo	public accounting firm
Chief Financial Officer	PricewaterhouseCoopers LLP

Michael J. Leary	The report is certified under the Sarbanes-Oxley Act, which
Treasurer	requires mutual funds and other public companies to affirm
that, to the best of their knowledge, the information in
John G. Vrysen	their financial reports is fairly and accurately stated in all
Chief Operating Officer	material respects.

*Member of the Audit Committee
†Non-Independent Trustee

The Portfolio’s proxy voting policies and procedures, as well as the Portfolio’s proxy voting record, if any, for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Portfolio’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Portfolio’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

52	Lifestyle Portfolios | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Lifestyle Portfolios.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	LS0SA 6/10
8/10

John Hancock
MUTUAL FUNDS

John Hancock
Retirement Distribution Portfolio

Semiannual Report
6.30.10

A look at performance

For the period ended June 30, 2010

	Average annual returns (%)				Cumulative total returns (%)
	with maximum sales charge (POP)				with maximum sales charge (POP)
				Since					Since
	1-year	5-year	10-year	inception[1]	6-months	1-year	5-year	10-year	inception[1]

Class A	10.45	—	—	–3.38	–4.52	10.45	—	—	–8.23

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5%.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual until 4-30-11. The following expense ratios include expenses of the underlying affiliated funds in which the Fund invests. The net expenses for Class A are 1.29%. Had the fee waivers and expense limitations not been in place, the gross expenses for Class A would be 3.03%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 From 1-2-08.

6	Retirement Distribution Portfolio | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Retirement Distribution Portfolio Class A shares for the period indicated. For comparison, we’ve shown the same investment in three separate indexes.

S&P 500 Index — Index 1 — is an unmanaged index that includes 500 widely traded common stocks.

Barclays Capital U.S. Aggregate Bond Index — Index 2 — is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

50% S&P 500/50% Barclays Capital U.S. Aggregate Bond Index Blend — Index 3 — is comprised of 50% S&P 500 Index and 50% Barclays Capital U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or expenses and commissions that would have been incurred if an investor purchased or sold the securities represented in the index, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

Semiannual report | Retirement Distribution Portfolio	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on January 1, 2010 with the same investment held until June 30, 2010.

	Account value	Ending value	Expenses paid during period
	on 1-1-10	on 6-30-10	ended 6-30-10[1,2]

Class A	$1,000.00	$1,005.10	$3.33

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at June 30, 2010, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Retirement Distribution Portfolio | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on January 1, 2010, with the same investment held until June 30, 2010. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 1-1-10	on 6-30-10	period ended 6-30-10[1,2]

Class A	$1,000.00	$1,021.50	$3.36

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 0.67% for Class A shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Fund. The range of expense ratios of the underlying funds held by the Fund was 0.52% – 1.12%.

Semiannual report | Retirement Distribution Portfolio	9

Portfolio summary

Asset Allocation[1]

Unaffiliated Investment Companies	34%	Fixed Income — Affiliated	49%

Equities — Affiliated	16%	Intermediate Bond	30%

U.S. Mid Cap	6%	High Yield Bond	9%

International Large Cap	3%	Global Bond	5%

U.S. Large Cap	3%	Multi-Sector Bond	5%

Emerging Markets	2%	Short-Term Securities and Other	1%

Real Estate	1%

International Small Cap	1%

Investment companies

Underlying Funds’ Investment Managers
Columbia Management Advisors, LLC	(Columbia)
Davis Advisors	(Davis)
Declaration Management/John Hancock Advisers	(Declaration)
Deutsche Asset Management	(Deutsche)
Dimensional Fund Advisors, LLC	(DFA)
Grantham, Mayo, Van Otterloo & Co.	(GMO)
Invesco Advisers	(Invesco)
Jennison Associates, LLC	(Jennison)
Marsico Capital Management, LLC	(Marsico)
MFC Global Investment Management (U.S.), LLC	(MFC Global U.S.)
Pacific Investment Management Company	(PIMCO)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Templeton Investment Counsel, LLC	(Templeton)
Wellington Management Company, LLP	(Wellington)
Wells Capital Management, Inc.	(Wells Capital)
Western Asset Management Company	(WAMCO)

1 As a percentage of net assets on 6-30-10.

10	Retirement Distribution Portfolio | Semiannual report

Fund’s investments

As of 6-30-10 (unaudited)

	Shares	Value

Investment Companies 34.15%		$1,872,298

Unaffiliated Investment Companies 34.15%		1,872,298
(Cost $1,999,424)
iShares Barclays Aggregate Bond Fund	1,600	171,603

iShares Barclays TIPS Bond Fund	530	56,662

iShares iBoxx Investment Grade Corporate Bond Fund	4,400	477,223

iShares MSCI EAFE Index Fund	900	41,859

iShares MSCI Emerging Markets Index Fund	1,100	41,052

SPDR Barclays Capital High Yield Bond ETF	8,900	336,686

Vanguard REIT ETF	880	40,911

WisdomTree DEFA High-Yielding Equity Fund	3,850	129,283

WisdomTree High-Yielding Equity Fund	17,700	577,019

Affiliated Investment Companies 64.84%		$3,554,650

John Hancock Funds II (G) 63.21%		3,465,266
(Cost $3,593,833)
Active Bond, Class NAV (MFC Global U.S./Declaration) (A)	29,634	292,489

Capital Appreciation, Class NAV (Jennison)	2,717	24,566

Core Bond, Class NAV (Wells Capital)	22,526	302,295

Emerging Markets Value, Class NAV (DFA)	13,005	131,611

Equity-Income, Class NAV (T. Rowe Price)	4,181	49,254

Fundamental Value, Class NAV (Davis)	3,978	49,879

Global Bond, Class NAV (PIMCO)	24,421	293,536

Global Real Estate, Class NAV (Deutsche)	8,063	49,993

High Income, Class NAV (MFC Global U.S.) (A)	14,399	111,594

High Yield, Class NAV (WAMCO)	23,439	198,528

International Opportunities, Class NAV (Marsico)	4,397	48,982

International Small Company, Class NAV (DFA)	7,412	49,807

International Value, Class NAV (Templeton)	4,108	48,929

Mid Cap Stock, Class NAV (Wellington)	3,563	48,604

Mid Value, Class NAV (T. Rowe Price)	11,489	149,704

Strategic Income Opportunities, Class NAV (MFC Global U.S.) (A)	24,092	249,116

Total Bond Market, Class NAV (Declaration) (A)	43,175	452,046

Total Return, Class NAV (PIMCO)	38,872	566,367

U.S. High Yield Bond, Class NAV (Wells Capital)	16,322	199,783

Value & Restructuring, Class NAV (Columbia)	5,392	47,447

Value, Class NAV (Invesco)	11,741	100,736

See notes to financial statements

Semiannual report | Retirement Distribution Portfolio	11

	Shares	Value
John Hancock Funds III (G) 1.63%		$89,384
(Cost $111,169)
International Core, Class NAV (GMO)	3,787	89,384

Short-Term Investments 2.55%		$139,999

Short-Term Securities* 2.55%		139,999
(Cost $139,999)
Federal Home Loan Mortgage Corp. Discount Notes, 0.020%, 7-14-10	140,000	139,999

Total investments (Cost $5,844,425)† 101.54%		$5,566,947

Other assets and liabilities, net (1.54%)		($84,542)

Total net assets 100.00%		$5,482,405

Percentages are stated as a percent of net assets.

(A) The subadviser is an affiliate of the adviser.

(G) The underlying fund’s subadviser is shown parenthetically.

† At 6-30-10, the aggregate cost of investment securities for federal income tax purposes was $5,858,739. Net unrealized depreciation aggregated $291,792, of which $178,083 related to appreciated investment securities and $469,875 related to depreciated investment securities.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

See notes to financial statements

12	Retirement Distribution Portfolio | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 6-30-10 (unaudited)
This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $2,139,423) (Note 2)	$2,012,297
Investments in affiliated funds, at value (Cost $3,705,002) (Note 7)	3,554,650

Total investments, at value (Cost $5,844,425)	5,566,947
Cash	8,192
Receivable for investments sold	2,115
Dividends receivable	13,074
Receivable due from adviser	1,092
Other receivables and prepaid assets	5,957

Total assets	5,597,377

Liabilities

Payable for investments purchased	85,500
Payable for fund shares repurchased	892
Distributions payable	3,062
Payable to affiliates (Note 4)
Accounting and legal services fees	78
Transfer agent fees	222
Trustees’ fees	13
Other liabilities and accrued expenses	25,205

Total liabilities	114,972

Net assets

Capital paid-in	$6,122,537
Accumulated distributions in excess of net investment income	(68,023)
Accumulated net realized loss on investments and investments	(294,631)
Net unrealized depreciation on investments	(277,478)

Net assets	$5,482,405

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($5,482,405 ÷ 502,236 shares)	$10.92

Maximum offering price per share

Class A ($10.92 ÷ 95%)[1]	$11.49

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Semiannual report | Retirement Distribution Portfolio	13

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the six-month period ended 6-30-10 (unaudited)

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains for the period stated.

Investment income

Income distributions received from affiliated underlying funds	$67,719
Dividends	27,362
Interest	9

Total investment income	95,090

Expenses

Investment management fees (Note 4)	6,127
Distribution and service fees (Note 4)	8,045
Accounting and legal services fees (Note 4)	380
Transfer agent fees (Note 4)	1,413
Trustees’ fees (Note 4)	154
State registration fees	2,753
Printing and postage fees	843
Professional fees	15,542
Custodian fees	5,972
Registration and filing fees	6,216
Other	887

Total expenses	48,332
Less expense reductions (Note 4)	(30,406)

Net expenses	17,926

Net investment income	77,164

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(86,698)
Investments in affiliated issuers	(21,472)
(108,170)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	6,891
Investments in affiliated issuers	45,944
52,835
Net realized and unrealized loss	(55,335)

Increase in net assets from operations	$21,829

See notes to financial statements

14	Retirement Distribution Portfolio | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the period. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	6-30-10	ended
	(Unaudited)	12-31-09

Increase (decrease) in net assets
From operations
Net investment income	$77,164	$174,807
Net realized loss	(108,170)	(153,756)
Change in net unrealized appreciation	52,835	1,049,829

Increase in net assets resulting from operations	21,829	1,070,880

Distributions to shareholders
From net investment income	(145,187)[1]	(174,807)
From net realized gain	—	(17,462)
From tax return of capital	—	(71,788)

Total distributions	(145,187)	(264,057)

From Fund share transactions (Note 5)	387,554	585,112

Total increase	264,196	1,391,935

Net assets

Beginning of period	5,218,209	3,826,274

End of period	$5,482,405	$5,218,209

Accumulated distributions in excess of net investment income	($68,023)	—

1 A portion of the distributions may be deemed a tax return of capital at year-end.

See notes to financial statements

Semiannual report | Retirement Distribution Portfolio	15

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the beginning of the period.

CLASS A SHARES Period ended	6-30-10[1]	12-31-09	12-31-08[2]
Per share operating performance

Net asset value, beginning of period	$11.16	$9.44	$13.18
Net investment income[3]	0.16	0.39	0.46
Net realized and unrealized gain (loss) on investments	(0.10)	1.93	(3.45)
Total from investment operations	0.06	2.32	(2.99)
Less distributions
From net investment income	(0.30)[4]	(0.40)	(0.58)
From net realized gain	—	(0.04)	—
From tax return of capital	—	(0.16)	(0.17)
Total distributions	(0.30)	(0.60)	(0.75)
Net asset value, end of period	$10.92	$11.16	$9.44
Total return (%)[5,6]	0.51[7]	25.35	(23.47)

Ratios and supplemental data

Net assets, end of period (in millions)	$5	$5	$4
Ratios (as a percentage of average net assets):
Expenses before reductions[8]	1.80[9]	2.38	1.71
Expenses net of fee waivers[8]	0.67[9]	0.64	0.60
Net investment income	2.88[9]	3.94	3.97
Portfolio turnover (%)	12	38	16

1 Unaudited.

2 The inception date for Class A shares is 1-2-08.

3 Based on the average daily shares outstanding.

4 A portion of the distributions may be deemed a tax return of capital at year-end.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Assumes dividend reinvestment (if applicable).

7 Not annualized.

8 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Fund. The ranges of expense ratios of the underlying funds held by the Fund were 0.52%–1.12%, 0.53%–1.09% and 0.61%–1.13%, for the period ended 6-30-10 and the years ended 12-31-09 and 12-31-08, respectively.

9 Annualized.

See notes to financial statements

16	Retirement Distribution Portfolio | Semiannual report

Notes to financial statements

(unaudited)

Note 1 — Organization of the Trust

John Hancock Retirement Distribution Portfolio (the Fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund seeks to provide a stated, targeted (non-guaranteed) quarterly distribution. As a secondary objective the Fund seeks capital appreciation.

The Fund is a series of the Trust and operates as a“fund of funds” that invests in Class NAV shares of underlying funds of the Trust, John Hancock Funds III (JHF III) and also in other affiliated funds of the John Hancock funds complex. The Fund may also invest in unaffiliated underlying funds and other permitted security investments.

The accounting policies of the underlying funds of the Fund are outlined in the underlying funds’ shareholder reports, available without charge by calling 1-800-344-1029, on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds are not covered by this report.

The Fund currently offers Class A shares which are open to all retail investors. Affiliates of the Fund owned 87% of shares of beneficial interest of Class A, respectively, on June 30, 2010.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of June 30, 2010, the Fund’s investments are categorized as Level 1, except for short-term investments which are Level 2, under the hierarchy described above.

During the six-month period ended June 30, 2010, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Investments by the Fund in underlying affiliated funds are valued at their respective net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during

Semiannual report | Retirement Distribution Portfolio	17

the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Certain short-term securities are valued at amortized cost.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income and distributions from underlying funds are recorded on the ex-date.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with the custodian which enables them to participate in a $200 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis based on their relative average net assets. At June 30, 2010, the Fund did not have an outstanding balance from the line of credit.

Expenses. The majority of expenses are directly attributable to an individual Fund. Expenses that are not readily attributable to a specific fund are allocated among all Funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the Fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Federal income taxes. The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of December 31, 2009, the Fund had a capital loss carryforward of $172,146 available to offset future net realized capital gains which expires on December 31, 2017.

As of December 31, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund uses a quarterly targeted distribution strategy and distributes substantially all of its net income quarterly and capital gain distributions, if any, annually. If the Fund has not met its distribution goal from net income and capital gains, then the distributions may consist of a return of capital.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital. Short term gains from underlying funds are treated as ordinary income for tax purposes. The final determination of tax characteristics of the Fund’s distribution will occur at the end of the year at which time it will be reported to shareholders.

18	Retirement Distribution Portfolio | Semiannual report

Capital accounts within financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book/tax differences will reverse in a subsequent period.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser), serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Trust pays the adviser a management fee for its services to the Fund. The management fee has two components: (a) a fee on net assets invested in a fund of the Trust or JHF III (Affiliated Fund Assets); and (b) a fee on net assets invested in investments other than a fund of the Trust or JHF III (Other Assets). The fee on assets invested in Affiliated Fund Assets is stated as an annual percentage of the current value of the aggregate net assets of the Fund and the Retirement Rising Distribution Portfolio and is equivalent to the sum of: (a) 0.060% of the first $500 million of aggregate net assets and (b) 0.050% of the excess over $500 million of aggregate net assets. The fee on Other Assets is stated as an annual percentage of the current value of the aggregate net assets of the Fund and the Retirement Rising Distribution Portfolio and is equivalent to the sum of: (a) 0.510% of the first $500 million of aggregate net assets and (b) 0.500% of the excess over $500 million of aggregate net assets and is applied to the Other Assets of the Fund.

MFC Global Investment Management (U.S.A.) Limited acts as a subadviser to the Fund. The Fund is not responsible for the payment of subadvisory fees. The investment management fees incurred for the six-month period ended June 30, 2010, were equivalent to an annual effective rate of 0.23% of the Fund’s average daily net assets.

The Adviser has contractually agreed to reimburse or limit certain Fund level expenses to 0.09% of the Fund’s average annual net assets. This agreement excludes management fees, underlying fund expenses, taxes, portfolio brokerage commissions, interest, Rule 12b-1 fees, transfer agency fees, state registration fees, printing and postage, litigation and indemnification expenses, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition, fees incurred under any agreement or plans of the Fund dealing with services for the shareholders and others with beneficial interest in shares of the Fund, are excluded. The Adviser has also agreed to a contractual expense limit on Class A specific expenses (which include 12b-1 fees, transfer agent fees, state registration fees, and printing and postage fees) of 0.35%. Accordingly, the expense reductions amounted to $30,406 for the six-month period ended June 30, 2010. These expense reimbursements shall continue in effect until April 30, 2011 and thereafter until terminated by the Adviser.

Accounting and legal services. Pursuant to the service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports amongst other services. The accounting and legal

Semiannual report | Retirement Distribution Portfolio	19

services fees incurred for the six-month period ended June 30, 2010, amounted to an approximate annual rate of 0.01% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A Shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. Accordingly, the Fund makes daily payments to the Distributor at an annual rate not to exceed 0.30% of the average daily net assets of Class A shares.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $8,639 for the six month period ended June 30, 2010. Of this amount, $1,550 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $7,089 was paid as sales commissions to broker-dealers.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (“Signature Services” or “Transfer Agent”), an affiliate of the Adviser. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.015%, based on the class’s average daily net assets.

• The Fund pays a monthly fee based on an annual rate of $17.50 per Class A shareholder account.

• In addition, Signature Services is reimbursed for certain out-of-pocket expenses.

Effective July 1, 2010, the transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost). The Signature Services Cost is comprised of a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for services provided to their clients who invest in one or more John Hancock funds. Signature Services Cost is calculated monthly and allocated to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, Signature Services Cost is allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Expense recapture. The Adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements made subsequent to January 1, 2009, for a period of three years following the beginning of the month in which such reimbursements or waivers originally occurred. For the six-month period ended June 30, 2010, the Fund did not recapture any expenses. $76,944 and $30,406 of waived or reimbursed expenses are subject to potential recovery and expire in December 2012 and June 2013, respectively.

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each Fund based on its average daily net assets.

20	Retirement Distribution Portfolio | Semiannual report

Note 5 — Fund share transactions

Transactions in Fund shares for the six-month period ended June 30, 2010, and for the year ended December 31, 2009, were as follows:

	Six months ended 6-30-10		Year ended 12-31-09
	Shares	Amount	Shares	Amount
Class A shares

Sold	23,615	$266,453	57,815	$557,996
Distributions reinvested	12,683	140,843	25,434	258,488
Repurchased	(1,773)	(19,742)	(21,074)	(231,372)
Net increase	34,525	$387,554	62,175	$585,112

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $1,051,282 and $635,203, respectively, for the six-month period ended June 30, 2010.

Note 7 — Investment in affiliated underlying funds

The Fund invests primarily in affiliated underlying funds that are managed by the Adviser and affiliates. The Fund does not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the Fund’s investment may represent a significant portion of each underlying fund’s net assets. For the six-month period ended June 30, 2010, the Fund held less than 5% of the total net assets in any of the underlying funds.

Semiannual report | Retirement Distribution Portfolio	21

Evaluation of Advisory and Subadvisory Agreement by the Board of Trustees

This section describes the evaluation by the Board of Trustees of the Advisory Agreement (the “Advisory Agreement”) and each of the Subadvisory Agreements and the Sub-Subadvisory Agreements (collectively, the “Subadvisory Agreements”) for each of the portfolios (the “Funds”) of John Hancock Funds II (the “Trust”) discussed in this semiannual report.

Evaluation by the Board of Trustees

The Board, including the Independent Trustees, is responsible for selecting the Trust’s adviser, John Hancock Investment Management Services, LLC (the “Adviser” or “JHIMS”), approving the Adviser’s selection of subadvisers for each of the portfolios of the Trust and approving the Trust’s advisory and subadvisory (and any sub-subadvisory) agreements, their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates the Trust’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

1. the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the subadvisers to the Funds;

2. the investment performance of the Funds and their subadvisers;

3. the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Trust shareholders;

4. the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

5. comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all of these factors is relevant to its evaluation of the Trust’s advisory agreement. With respect to its evaluation of subadvisory agreements (including any sub-subadvisory agreements) with subadvisers not affiliated with the Adviser, the Board believes that, in view of the Trust’s “manager-of-managers” advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust generally are not a material factor in the Board’s consideration of these subadvisory agreements because such fees are paid by the Adviser and not by the Funds and the Board relies on the ability of the Adviser to negotiate the subadvisory fees at arms-length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (“Material Relationships”).

Approval of Advisory Agreement

At its meeting on May 27–28, 2010, the Board, including all the Independent Trustees, approved the Advisory Agreement.

In approving the renewal of the Advisory Agreement, and with reference to the factors that it regularly considers, the Board:

22	Retirement Distribution Portfolio | Semiannual report

(1) (a) considered the high value to the Trust of continuing its relationship with JHIMS as the Trust’s adviser, the skills and competency with which JHIMS has in the past managed the Trust’s affairs and its subadvisory relationships, JHIMS’s oversight and monitoring of the subadvisers’ investment performance and compliance programs including its timeliness in responding to performance issues and the qualifications of JHIMS’s personnel,

(b) considered JHIMS’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments, and

(c) considered JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the Funds and concluded that JHIMS may reasonably be expected to continue to perform its services under the Advisory Agreement with respect to the Funds;

(2) reviewed the investment performance of each of the Funds; the comparative performance of their respective benchmarks, comparable funds as included in a report prepared by an independent third party (i.e., funds having approximately the same investment objective), if any; and JHIMS’s analysis of such performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds; and concluded that each of the Funds has generally performed well or within a range that the Board deemed competitive except as discussed in Appendix A and in such cases, that appropriate action is being taken to address performance, if necessary, or that such performance is reasonable in light of all factors considered, and that JHIMS may reasonably be expected to continue ably to monitor the performance of the Funds and each of their subadvisers;

(3) (a) with respect to each Fund (except those listed below), considered that the Adviser has agreed to waive its management fee for each of these Funds and each of the funds of John Hancock Trust (except those listed below) (the “Participating Portfolios”) or otherwise reimburse the expenses of the Participating Portfolios as follows (the “Reimbursement”): The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $85 billion. The amount of the Reimbursement shall be calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each Participating Portfolio, and that Reimbursement may be terminated or modified by the Adviser only upon notice to the Trust and approval of the Board of Trustees of the Trust. (The Funds that are not Participating Portfolios as of the date of this annual report are each of the funds of funds of the Trust and John Hancock Trust.)

(b) reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded (i) that to the extent that Funds have subadvisory fees with breakpoints, those breakpoints are reflected as breakpoints in the advisory fees for Funds, (ii) that all Funds with a subadviser that is not affiliated with the Adviser have subadvisory fees which are the product of arms-length negotiations between the Adviser and the subadviser and which in many, but not all, cases contain breakpoints, and (iii) that, although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow;

(4) (a) reviewed the financial statements of JHIMS and considered (i) an analysis presented by JHIMS regarding the net profitability to JHIMS and Manulife Financial of each Fund;

(b) reviewed and considered an analysis presented by JHIMS regarding the profitability of JHIMS’ relationship with each Fund and whether JHIMS has the financial ability to continue to provide a high level of services to the Fund;

Semiannual report | Retirement Distribution Portfolio	23

(c) considered that JHIMS derives reputational and other indirect benefits from providing advisory services to the Funds;

(d) noted that JHIMS pays the subadvisory fees out of the advisory fees JHIMS receives from the Funds and concluded that the advisory fees paid by the Trust with respect to the Funds are not unreasonable in light of such information; and

(e) considered that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Adviser. Based upon its review, the Board concluded that the Adviser and its affiliates’ anticipated level of profitability from their relationship with each Fund was reasonable and not excessive.

(5) reviewed comparative information prepared by an independent third party with respect to the advisory fee rates and concluded that the Trust’s advisory fees are generally within a competitive range of those incurred by other comparable funds. In this regard, the Board took into account management’s discussion with respect to the advisory fee structure. The Board also noted that JHIMS is currently waiving fees and/or reimbursing expenses with respect to certain of the Funds and that the Adviser pays the subadvisory fees of the Funds. The Board also took into account the level and quality of services provided by JHIMS with respect to the Funds, as well as the other factors considered.

In addition, in the case of each Lifestyle Fund, each Lifecycle Fund, the Core Diversified Growth & Income Portfolio, the Core Fundamental Holdings Portfolio, the Core Global Diversification Portfolio, Retirement Distribution Portfolio, Retirement Rising Distribution Portfolio, the Alternative Asset Allocation Fund and the Retirement Portfolios (each a “Fund of Funds”), the Trustees reviewed the advisory fee to be paid to the Adviser for each Fund of Funds and concluded that the advisory fee to be paid to the Adviser with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.

Additional information that the Board considered in approving the Advisory Agreement is set forth in Appendix A.

Approval of Subadvisory Agreements

At its meeting on May 27–28, 2010, the Board, including all the Independent Trustees, renewed and approved the Subadvisory Agreements.

In making its determination with respect to the factors that its considers, the Board reviewed:

(1) information relating to each subadviser’s business, including current subadvisory services to the Trust;

(2) the historical and current performance of the Fund and comparative performance information relating to the Fund’s benchmark and comparable funds;

(3) the subadvisory fee for each Fund and comparative fee information prepared by an independent third party; and

(4) information relating to the nature and scope of Material Relationships and their significance to the Trust’s adviser and unaffiliated subadvisers.

The Board noted that in the case of each sub-subadvisory agreement, that the sub-subadvisory fee would be paid by the Subadviser out of the subadvisory fee and would not be an expense of the Fund.

24	Retirement Distribution Portfolio | Semiannual report

The Board’s decision to approve each Subadvisory Agreement was based on a number of determinations, including the following:

(1) The Subadviser has extensive experience and demonstrated skills as a manager;

(2) Although not without variation, the current and historical performance of each Fund managed by a Subadviser has generally been in line with or outperformed the current and historical performance of comparable funds and the Fund’s respective benchmarks with the exceptions noted in Appendix A (with respect to such exceptions, the Board concluded that appropriate action was being taken to address such Funds’ performance, if necessary, or that performance was reasonable in light of all factors considered);

(3) The subadvisory fees are generally competitive within the range of industry norms and, with respect to each Subadviser that is not affiliated with the Adviser, are a product of arms-length negotiation between the Adviser and the subadviser;

(4) With respect to those Funds that have subadvisory fees that contain breakpoints, such breakpoints are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if those Funds grow; and

(5) The Material Relationships consist of arrangements in which unaffiliated subadvisers or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s adviser or its affiliates, which may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans, and which in no case contained elements which would cause the Board to conclude that approval of the subadvisory agreement with the subadviser would be inappropriate.

In addition, in the case of each Fund of Funds, the Trustees reviewed the subadvisory fee to be paid to the subadviser for each Fund of Funds and concluded that the subadvisory fee to be paid to the subadviser with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the subadvisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.

Additional information that the Board considered for a particular Fund is set forth in Appendix A.

Semiannual report | Retirement Distribution Portfolio	25

Appendix A

Performance of
Portfolio	Fund as of
(Subadviser)	March 31, 2010	Fees and Expenses	Other Comments

JHF II Retirement	Benchmark	Subadvisory fees for	The Fund com-
Distribution	Index — The Trust	this Trust are lower	menced operations
	outperformed for the	than the peer group	in January, 2008.
(MFC Global	one-year period.	median.	In reviewing the
Investment			Fund’s performance,
Management	Morningstar	Net management	the Board took into
(U.S.A.) Limited)	Category — The	fees for this Trust are	account the Fund’s
	Trust outperformed	lower than the peer	limited perform-
	for the one-year	group median.	ance history and
	period.		noted the Trust’s
		Total expenses for	favorable perform-
		this Trust are higher	ance versus both
		than the peer group	the Morningstar
		median.	Category Average
and the index over
the one-year period.

The Board took into
account manage-
ment’s discussion of
the Fund’s expenses.

The terms noted below have the following meaning in the charts:

Performance
“Underperformed” means performance is more than 20% below the median for the benchmark or index.

Fees and Expenses
“Higher” means the fee is more than 20% above the median for the peer group.
“Lower” means the fee is more than 20% below the median for the peer group.

26	Retirement Distribution Portfolio | Semiannual report

More information

Trustees	Investment adviser
James M. Oates, Chairman	John Hancock Investment Management
James R. Boyle†	Services, LLC
Grace K. Fey†
Charles L. Bardelis*	Subadviser
Peter S. Burgess*	MFC Global Investment
Theron S. Hoffman	Management (U.S.A.) Limited
Hassell H. McClellan
Steven M. Roberts*	Principal distributor
John Hancock Funds, LLC
Officers
Hugh McHaffie	Custodian
President	State Street Bank and Trust Company

Thomas M. Kinzler	Transfer agent
Secretary and Chief Legal Officer	John Hancock Signature Services, Inc.

Francis V. Knox, Jr.	Legal counsel
Chief Compliance Officer	K&L Gates LLP

Michael J. Leary
Treasurer	The report is certified under the Sarbanes-Oxley
Act, which requires mutual funds and other public
Charles A. Rizzo	companies to affirm that, to the best of their
Chief Financial Officer	knowledge, the information in their financial reports
is fairly and accurately stated in all material respects.
John G. Vrysen
Chief Operating Officer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Semiannual report | Retirement Distribution Portfolio	27

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Retirement Distribution Portfolio.	330SA 6/10
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	8/10

John Hancock

MUTUAL FUNDS

John Hancock

Retirement Rising Distribution Portfolio

Semiannual Report

6.30.10

A look at performance

For the period ended June 30, 2010

	Average annual returns (%)				Cumulative total returns (%)
	with maximum sales charge (POP)				with maximum sales charge (POP)
			Since						Since
	1-year	5-year	10-year	inception[1]	6-months	1-year	5-year	10-year	inception[1]

Class A	10.10	—	—	–3.14	–4.94	10.10	—	—	–7.66

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5%.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual until 4-30-11. The following expense ratios include expenses of the underlying affiliated funds in which the Fund invests. The net expenses for Class A are 1.29%. Had the fee waivers and expense limitations not been in place, the gross expenses for Class A would be 3.15%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 From 1-2-08.

6	Retirement Rising Distribution Portfolio | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Retirement Rising Distribution Portfolio Class A shares for the period indicated. For comparison, we’ve shown the same investment in three separate indexes.

S&P 500 Index — Index 1 — is an unmanaged index that includes 500 widely traded common stocks.

Barclays Capital U.S. Aggregate Bond Index — Index 2 — is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

50% S&P 500/50% Barclays Capital U.S. Aggregate Bond Index Blend — Index 3 — is comprised of 50% S&P 500 Index and 50% Barclays Capital U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or expenses and commissions that would have been incurred if an investor purchased or sold the securities represented in the index, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

Semiannual report | Retirement Rising Distribution Portfolio	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on January 1, 2010 with the same investment held until June 30, 2010.

	Account value	Ending value	Expenses paid during
	on 1-1-10	on 6-30-10	period ended 6-30-10[1,2]

Class A	$1,000.00	$1,000.70	$3.52

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at June 30, 2010, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Retirement Rising Distribution Portfolio | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on January 1, 2010, with the same investment held until June 30, 2010. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 1-1-10	on 6-30-10	period ended 6-30-10[1,2]

Class A	$1,000.00	$1,021.30	$3.56

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 0.71% for Class A shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Fund. The range of expense ratios of the underlying funds held by the Fund was 0.52%–1.18%.

Semiannual report | Retirement Rising Distribution Portfolio	9

Portfolio summary

Asset Allocation[1]

Unaffiliated Investment Companies	34%	Fixed Income	48%

Equity	17%	Intermediate Bond	22%

U.S. Mid Cap	6%	High Yield Bond	9%

Emerging Markets	3%	Treasury Inflation-Protected Securities	9%

International Large Cap	3%	Multi-Sector Bond	4%

International Small Cap	2%	Global Bond	4%

U.S. Large Cap	1%	Short-Term Securities and Other	1%

Real Estate	1%

Natural Resources	1%

Investment companies
Underlying Funds’ Investment Managers
Davis Advisors	(Davis)
Declaration Management/John Hancock Advisers	(Declaration)
Deutsche Asset Management	(Deutsche)
Dimensional Fund Advisors, LLC	(DFA)
Franklin Templeton Investment Corp.	(Franklin Templeton)
Invesco Advisers	(Invesco)
Marsico Capital Management, LLC	(Marsico)
MFC Global Investment Management (U.S.), LLC	(MFC Global (U.S.))
Pacific Investment Management Company	(PIMCO)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Templeton Investment Counsel, LLC	(Templeton)
Western Asset Management Company	(WAMCO)
Wellington Management Company, LLP	(Wellington)
Wells Capital Management, Inc.	(Wells Capital)

1 As a percentage of net assets on 6-30-10.

10	Retirement Rising Distribution Portfolio | Semiannual report

Fund’s investments

As of 6-30-10 (unaudited)

	Shares	Value

Investment Companies 33.78%		$1,657,613

Unaffiliated Investment Companies 33.78%		1,657,613
(Cost $1,859,120)
iShares Barclays Aggregate Bond Fund	2,763	296,331

iShares Barclays TIPS Bond Fund	520	55,593

iShares iBoxx Investment Grade Corporate Bond Fund	3,300	357,918

iShares MSCI EAFE Index Fund	800	37,208

iShares MSCI Emerging Markets Index Fund	1,000	37,320

PowerShares DB Commodity Index Tracking Fund	2,200	47,454

SPDR Barclays Capital High Yield Bond ETF	8,400	317,772

Vanguard REIT ETF	800	37,192

WisdomTree DEFA High-Yielding Equity Fund	4,739	159,136

WisdomTree High-Yielding Equity Fund	9,561	311,689

Affiliated Investment Companies 65.21%		$3,200,237

John Hancock Funds II (G) 65.21%		3,200,237
(Cost $3,416,167)
Active Bond, Class NAV (MFC Global U.S./Declaration) (A)	22,359	220,688

Core Bond, Class NAV (Wells Capital)	23,233	311,790

Emerging Markets Value, Class NAV (DFA)	16,159	163,534

Equity-Income, Class NAV (T. Rowe Price)	3,998	47,099

Fundamental Value, Class NAV (Davis)	1,958	24,553

Global Bond, Class NAV (PIMCO)	15,338	184,361

Global Real Estate, Class NAV (Deutsche)	7,156	44,368

High Income, Class NAV (MFC Global U.S.) (A)	14,450	111,989

High Yield, Class NAV (WAMCO)	16,583	140,454

International Opportunities, Class NAV (Marsico)	4,158	46,321

International Small Cap, Class NAV (Franklin Templeton)	4,124	51,506

International Small Company, Class NAV (DFA)	7,057	47,425

International Value, Class NAV (Templeton)	6,985	83,194

Mid Cap Stock, Class NAV (Wellington)	7,292	99,466

Mid Value, Class NAV (T. Rowe Price)	7,672	99,968

Natural Resources, Class NAV (Wellington)	2,463	43,619

Real Return Bond, Class NAV (PIMCO)	34,318	434,464

Strategic Income Opportunities, Class NAV (MFC Global U.S.) (A)	19,121	197,711

Total Bond Market, Class NAV (Declaration) (A)	18,830	197,145

Total Return, Class NAV (PIMCO)	24,805	361,405

U.S. High Yield Bond, Class NAV (Wells Capital)	15,166	185,634

Value, Class NAV (Invesco)	12,068	103,543

See notes to financial statements

Semiannual report | Retirement Rising Distribution Portfolio	11

	Shares	Value

Short-Term Investments 2.65%		$129,999

Short-Term Securities* 2.65%		129,999
(Cost $129,999)
Federal Home Loan Mortgage Corp. Discount Notes, 0.20%, 7-14-10	130,000	129,999

Total investments (Cost $5,405,286)† 101.64%		$4,987,849

Other assets and liabilities, net (1.64%)		($80,409)

Total net assets 100.00%		$4,907,440

Percentages are stated as a percent of net assets.

(A) The subadviser is an affiliate of the adviser.

(G) The underlying fund’s subadviser is shown parenthetically.

† At 6-30-10, the aggregate cost of investment securities for federal income tax purposes was $5,371,780. Net unrealized depreciation aggregated $383,931, of which $134,316 related to appreciated investment securities and $518,247 related to depreciated investment securities.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

See notes to financial statements

12	Retirement Rising Distribution Portfolio | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 6-30-10 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $1,989,120) (Note 2)	$1,787,612
Investments in affiliated funds, at value ($3,416,166) (Note 7)	3,200,237

Total investments, at value (Cost $5,405,286)	4,987,849
Cash	5,035
Receivable for investments sold	1,223
Dividends receivable	10,004
Receivable due from adviser	1,089
Other receivables and prepaid assets	5,909

Total assets	5,011,109

Liabilities

Payable for investments purchased	76,706
Payable to affiliates (Note 4)
Accounting and legal services fees	69
Transfer agent fees	188
Trustees’ fees	13
Other liabilities and accrued expenses	26,693

Total liabilities	103,669

Net assets

Capital paid-in	$5,500,334
Undistributed net investment income	23,850
Accumulated net realized loss on investments	(199,307)
Net unrealized depreciation on investments	(417,437)

Net assets	$4,907,440

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($4,907,440 ÷ 440,490 shares)	$11.14

Maximum offering price per share

Class A ($11.14 ÷ 95%)[1]	$11.73

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Semiannual report | Retirement Rising Distribution Portfolio	13

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the six-month period ended 6-30-10 (unaudited)

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Income distributions received from affiliated underlying funds	$44,833
Dividends	37,889
Interest	11

Total investment income	82,733

Expenses

Investment management fees (Note 4)	5,511
Distribution and service fees (Note 4)	7,323
Accounting and legal services fees (Note 4)	344
Transfer agent fees (Note 4)	1,185
Trustees’ fees (Note 4)	152
State registration fees	2,753
Printing and postage fees	983
Professional fees	15,541
Custodian fees	5,972
Registration and filing fees	6,799
Tax expense	1,918
Other	885

Total expenses	49,366
Less expense reductions (Note 4)	(31,197)

Net expenses	18,169

Net investment income	64,564

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(84,543)
Investments in affiliated issuers	71,257
(13,286)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	11,954
Investments in affiliated issuers	(61,185)
(49,231)
Net realized and unrealized loss	(62,517)

Increase in net assets from operations	$2,047

See notes to financial statements

14	Retirement Rising Distribution Portfolio | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the period. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	6-30-10	ended
	(Unaudited)	12-31-09
Increase (decrease) in net assets

From operations
Net investment income	$64,564	$149,238
Net realized loss	(13,286)	(136,854)
Change in net unrealized appreciation (depreciation)	(49,231)	1,002,619
Increase in net assets resulting from operations	2,047	1,015,003
Distributions to shareholders
From net investment income	(90,944)	(155,933)
From net realized gain	—	(15,415)
Total distributions	(90,944)	(171,348)
From Fund share transactions (Note 5)	90,944	221,352
Total increase	2,047	1,065,007

Net assets

Beginning of period	4,905,393	3,840,386
End of period	$4,907,440	$4,905,393
Undistributed net investment income	$23,850	$50,230

See notes to financial statements

Semiannual report | Retirement Rising Distribution Portfolio	15

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the beginning of the period.

CLASS A SHARES Period ended	6-30-10[1]	12-31-09	12-31-08[2]
Per share operating performance

Net asset value, beginning of period	$11.34	$9.34	$12.70
Net investment income[3]	0.15[4]	0.36	0.41
Net realized and unrealized gain (loss) on investments	(0.14)	2.05	(3.29)
Total from investment operations	0.01	2.41	(2.88)
Less distributions
From net investment income	(0.21)	(0.37)	(0.48)
From net realized gain	—	(0.04)	—
Total distributions	(0.21)	(0.41)	(0.48)
Net asset value, end of period	$11.14	$11.34	$9.34
Total return (%)[5,6]	0.07	26.35	(23.21)

Ratios and supplemental data

Net assets, end of period (in millions)	$5	$5	$4
Ratios (as a percentage of average net assets):
Expenses before reductions[7]	1.98[4]	2.55[8]	1.71
Expenses net of fee waivers[7]	0.71[4]	0.69[8]	0.62
Net investment income	2.65[4]	3.54	3.59
Portfolio turnover (%)	20	38	17

1 Unaudited.

2 The inception date for Class A shares is 1-2-08.

3 Based on the average daily shares outstanding.

4 All expenses have been annualized except tax expense which was 0.04% of average net assets.

5 Assumes dividend reinvestment (if applicable).

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Fund. The ranges of expense ratios of the underlying funds held by the Fund were 0.52%–1.18%, 0.53%–1.18% and 0.61%–1.13%, for the periods ended 6-30-10, 12-31-09 and 12-31-08, respectively.

8 Includes tax expense, which was 0.05% of average net assets.

See notes to financial statements

16	Retirement Rising Distribution Portfolio | Semiannual report

Notes to financial statements

(unaudited)

Note 1 — Organization of the Trust

John Hancock Retirement Rising Distribution Portfolio (the Fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund seeks to provide a stated, targeted (non-guaranteed) quarterly distribution. As a secondary objective the Fund seeks capital appreciation.

The Fund is a series of the Trust and operates as a “fund of funds” that invests in Class NAV shares of underlying funds of the Trust, John Hancock Funds III (JHF III) and also in other affiliated funds of the John Hancock funds complex. The Fund may also invest in unaffiliated underlying funds and other permitted security investments.

The accounting policies of the underlying funds of the Fund are outlined in the underlying funds’ shareholder reports, available without charge by calling 1-800-344-1029, on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds are not covered by this report.

The Fund currently offers Class A shares which are open to all retail investors. Affiliates of the Fund owned 100% of shares of beneficial interest of Class A on June 30, 2010.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2010, the Fund’s investments are categorized as Level 1, except for short-term investments which are Level 2, under the hierarchy described above.

During the six-month period ended June 30, 2010, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Portfolios use the following valuation techniques. Investments by the Portfolios in underlying affiliated funds are valued at their respective net asset value each business day. All other securities held by the Portfolios are valued at the last sale price or official

Semiannual report | Retirement Rising Distribution Portfolio	17

closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Certain short-term securities are valued at amortized cost.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income and distributions from underlying funds are recorded on the ex-date.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to a Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with the custodian which enables them to participate in a $200 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis based on their relative average net assets. At June 30, 2010, the Fund did not have an outstanding balance from the line of credit.

Expenses. The majority of expenses are directly attributable to an individual Fund. Expenses that are not readily attributable to a specific fund are allocated among all Funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the Fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Federal income taxes. The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. During the six-month period ended June 30, 2010 and the year ended December 31, 2009, the Fund had $1,918 and $1,999 in tax expenses, respectively.

For federal income tax purposes, as of December 31, 2009, the Fund had a capital loss carryforward of $215,824 available to offset future net realized capital gains which expires on December 31, 2017.

As of December 31, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund uses a quarterly targeted distribution strategy and distributes substantially all of its net income quarterly and capital gain distributions, if any, annually. If the Fund has not met its distribution goal from net income and capital gains, then the distributions may consist of a return of capital.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial

18	Retirement Rising Distribution Portfolio | Semiannual report

statements as a return of capital. Short term gains from underlying funds are treated as ordinary income for tax purposes.

Capital accounts within financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book/ tax differences will reverse in a subsequent period. Permanent book/tax differences are primarily attributable to distribution reclassifications.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser), serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Trust pays the adviser a management fee for its services to the Fund. The management fee has two components: (a) a fee on net assets invested in a fund of the Trust or JHF III (Affiliated Fund Assets); and (b) a fee on net assets invested in investments other than a fund of the Trust or JHF III (Other Assets). The fee on assets invested in Affiliated Fund Assets is stated as an annual percentage of the current value of the aggregate net assets of the Fund and the Retirement Distribution Portfolio and is equivalent to the sum of: (a) 0.060% of the first $500 million of aggregate net assets and (b) 0.050% of the excess over $500 million of aggregate net assets. The fee on Other Assets is stated as an annual percentage of the current value of the aggregate net assets of the Fund and the Retirement Distribution Portfolio and is equivalent to the sum of: (a) 0.510% of the first $500 million of aggregate net assets and (b) 0.500% of the excess over $500 million of aggregate net assets and is applied to the Other Assets of the Fund.

MFC Global Investment Management (U.S.A.) Limited acts as a subadviser to the Fund. The Fund is not responsible for the payment of subadvisory fees. The investment management fees incurred for the six-month period ended June 30, 2010, were equivalent to an annual effective rate of 0.23% of the Fund’s average daily net assets.

The Adviser has contractually agreed to reimburse or limit certain Fund level expenses to 0.09% of the Fund’s average annual net assets. This agreement excludes management fees, underlying fund expenses, taxes, portfolio brokerage commissions, interest, Rule 12b-1 fees, transfer agency fees, state registration fees, printing and postage, litigation and indemnification expenses, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition, fees incurred under any agreement or plans of the Fund dealing with services for the shareholders and others with beneficial interest in shares of the Fund, are excluded. The Adviser has also agreed to a contractual expense limit on Class A specific expenses (which include 12b-1 fees, transfer agent fees, state registration fees, and printing and postage fees) of 0.35%. Accordingly, the expense reductions amounted to $31,197 for the six-month period ended June 30, 2010. These expense reimbursements shall continue in effect until April 30, 2011 and thereafter until terminated by the Adviser.

Accounting and legal services. Pursuant to the service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting

Semiannual report | Retirement Rising Distribution Portfolio	19

and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports amongst other services. The accounting and legal services fees incurred for the six-month period ended June 30, 2010, amounted to an approximate annual rate of 0.01% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A Shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. Accordingly, the Fund makes daily payments to the Distributor at an annual rate not to exceed 0.30% of the average daily net assets of Class A shares.

Sales charges. Class A shares are assessed up-front sales charges. During the six-month period ended June 30, 2010, there were no assessed sales charges.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (“Signature Services” or “Transfer Agent”), an affiliate of the Adviser. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.015%, based on the class’s average daily net assets.

• The Fund pays a monthly fee based on an annual rate of $17.50 per Class A shareholder account.

• In addition, Signature Services is reimbursed for certain out-of-pocket expenses.

Effective July 1, 2010, the transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost). The Signature Services Cost is comprised of a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for services provided to their clients who invest in one or more John Hancock funds. Signature Services Cost is calculated monthly and allocated to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, Signature Services Cost is allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Expense recapture. The Adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements made subsequent to January 1, 2009, for a period of three years following the beginning of the month in which such reimbursements or waivers originally occurred. For the six-month period ended June 30, 2010, the Fund did not recapture any expenses. $78,403 and $31,197 of waived or reimbursed expenses are subject to potential recovery and expire in December 2012 and June 2013, respectively.

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each Fund based on its average daily net assets.

20	Retirement Rising Distribution Portfolio | Semiannual report

Note 5 — Fund share transactions

Transactions in Fund shares for the six-month period ended June 30, 2010, and for the year ended December 31, 2009, were as follows:

	Six months ended			Year ended
		6-30-10		12-31-09
	Shares	Amount	Shares	Amount

Class A shares
Sold	—	—	4,488	$50,004
Distributions reinvested	8,065	$90,944	16,775	171,348
Net increase	8,065	$90,944	21,263	$221,352

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $1,027,029 and $930,466, respectively, for the six-month period ended June 30, 2010.

Note 7 — Investment in affiliated underlying funds

The Fund invests primarily in affiliated underlying funds that are managed by the Adviser and affiliates. The Fund does not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the Fund’s investment may represent a significant portion of each underlying fund’s net assets. For the six-month period ended June 30, 2010, the Fund held less than 5% of the total net assets in any of the underlying funds.

Semiannual report | Retirement Rising Distribution Portfolio	21

Evaluation of Advisory and Subadvisory Agreement by the Board of Trustees

This section describes the evaluation by the Board of Trustees of the Advisory Agreement (the “Advisory Agreement”) and each of the Subadvisory Agreements and the Sub-Subadvisory Agreements (collectively, the “Subadvisory Agreements”) for each of the portfolios (the “Funds”) of John Hancock Funds II (the “Trust”) discussed in this semiannual report.

Evaluation by the Board of Trustees

The Board, including the Independent Trustees, is responsible for selecting the Trust’s adviser, John Hancock Investment Management Services, LLC (the “Adviser” or “JHIMS”), approving the Adviser’s selection of subadvisers for each of the portfolios of the Trust and approving the Trust’s advisory and subadvisory (and any sub-subadvisory) agreements, their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates the Trust’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

1. the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the subadvisers to the Funds;

2. the investment performance of the Funds and their subadvisers;

3. the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Trust shareholders;

4. the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

5. comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all of these factors is relevant to its evaluation of the Trust’s advisory agreement. With respect to its evaluation of subadvisory agreements (including any sub-subadvisory agreements) with subadvisers not affiliated with the Adviser, the Board believes that, in view of the Trust’s “manager-of-managers” advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust generally are not a material factor in the Board’s consideration of these subadvisory agreements because such fees are paid by the Adviser and not by the Funds and the Board relies on the ability of the Adviser to negotiate the subadvisory fees at arms-length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (“Material Relationships”).

Approval of Advisory Agreement

At its meeting on May 27–28, 2010, the Board, including all the Independent Trustees, approved the Advisory Agreement.

In approving the renewal of the Advisory Agreement, and with reference to the factors that it regularly considers, the Board:

22	Retirement Rising Distribution Portfolio | Semiannual report

(1) (a) considered the high value to the Trust of continuing its relationship with JHIMS as the Trust’s adviser, the skills and competency with which JHIMS has in the past managed the Trust’s affairs and its subadvisory relationships, JHIMS’s oversight and monitoring of the subadvisers’ investment performance and compliance programs including its timeliness in responding to performance issues and the qualifications of JHIMS’s personnel,

(b) considered JHIMS’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments, and

(c) considered JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the Funds and concluded that JHIMS may reasonably be expected to continue to perform its services under the Advisory Agreement with respect to the Funds;

(2) reviewed the investment performance of each of the Funds; the comparative performance of their respective benchmarks, comparable funds as included in a report prepared by an independent third party (i.e., funds having approximately the same investment objective), if any; and JHIMS’s analysis of such performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds; and concluded that each of the Funds has generally performed well or within a range that the Board deemed competitive except as discussed in Appendix A and in such cases, that appropriate action is being taken to address performance, if necessary, or that such performance is reasonable in light of all factors considered, and that JHIMS may reasonably be expected to continue ably to monitor the performance of the Funds and each of their subadvisers;

(3) (a) with respect to each Fund (except those listed below), considered that the Adviser has agreed to waive its management fee for each of these Funds and each of the funds of John Hancock Trust (except those listed below) (the “Participating Portfolios”) or otherwise reimburse the expenses of the Participating Portfolios as follows (the “Reimbursement”): The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $85 billion. The amount of the Reimbursement shall be calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each Participating Portfolio, and that Reimbursement may be terminated or modified by the Adviser only upon notice to the Trust and approval of the Board of Trustees of the Trust. (The Funds that are not Participating Portfolios as of the date of this annual report are each of the funds of funds of the Trust and John Hancock Trust.)

(b) reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded (i) that to the extent that Funds have subadvisory fees with breakpoints, those breakpoints are reflected as breakpoints in the advisory fees for Funds, (ii) that all Funds with a subadviser that is not affiliated with the Adviser have subadvisory fees which are the product of arms-length negotiations between the Adviser and the subadviser and which in many, but not all, cases contain breakpoints, and (iii) that, although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow;

(4) (a) reviewed the financial statements of JHIMS and considered (i) an analysis presented by JHIMS regarding the net profitability to JHIMS and Manulife Financial of each Fund;

(b) reviewed and considered an analysis presented by JHIMS regarding the profitability of JHIMS’ relationship with each Fund and whether JHIMS has the financial ability to continue to provide a high level of services to the Fund;

Semiannual report | Retirement Rising Distribution Portfolio	23

(c) considered that JHIMS derives reputational and other indirect benefits from providing advisory services to the Funds;

(d) noted that JHIMS pays the subadvisory fees out of the advisory fees JHIMS receives from the Funds and concluded that the advisory fees paid by the Trust with respect to the Funds are not unreasonable in light of such information; and

(e) considered that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Adviser. Based upon its review, the Board concluded that the Adviser and its affiliates’ anticipated level of profitability from their relationship with each Fund was reasonable and not excessive.

(5) reviewed comparative information prepared by an independent third party with respect to the advisory fee rates and concluded that the Trust’s advisory fees are generally within a competitive range of those incurred by other comparable funds. In this regard, the Board took into account management’s discussion with respect to the advisory fee structure. The Board also noted that JHIMS is currently waiving fees and/or reimbursing expenses with respect to certain of the Funds and that the Adviser pays the subadvisory fees of the Funds. The Board also took into account the level and quality of services provided by JHIMS with respect to the Funds, as well as the other factors considered.

In addition, in the case of each Lifestyle Fund, each Lifecycle Fund, the Core Diversified Growth & Income Portfolio, the Core Fundamental Holdings Portfolio, the Core Global Diversification Portfolio, Retirement Distribution Portfolio, Retirement Rising Distribution Portfolio, the Alternative Asset Allocation Fund and the Retirement Portfolios (each a “Fund of Funds”), the Trustees reviewed the advisory fee to be paid to the Adviser for each Fund of Funds and concluded that the advisory fee to be paid to the Adviser with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.

Additional information that the Board considered in approving the Advisory Agreement is set forth in Appendix A.

Approval of Subadvisory Agreements

At its meeting on May 27–28, 2010, the Board, including all the Independent Trustees, renewed and approved the Subadvisory Agreements.

In making its determination with respect to the factors that its considers, the Board reviewed:

(1) information relating to each subadviser’s business, including current subadvisory services to the Trust;

(2) the historical and current performance of the Fund and comparative performance information relating to the Fund’s benchmark and comparable funds;

(3) the subadvisory fee for each Fund and comparative fee information prepared by an independent third party; and

(4) information relating to the nature and scope of Material Relationships and their significance to the Trust’s adviser and unaffiliated subadvisers.

The Board noted that in the case of each sub-subadvisory agreement, that the sub-subadvisory fee would be paid by the Subadviser out of the subadvisory fee and would not be an expense of the Fund.

24	Retirement Rising Distribution Portfolio | Semiannual report

The Board’s decision to approve each Subadvisory Agreement was based on a number of determinations, including the following:

(1) The Subadviser has extensive experience and demonstrated skills as a manager;

(2) Although not without variation, the current and historical performance of each Fund managed by a Subadviser has generally been in line with or outperformed the current and historical performance of comparable funds and the Fund’s respective benchmarks with the exceptions noted in Appendix A (with respect to such exceptions, the Board concluded that appropriate action was being taken to address such Funds’ performance, if necessary, or that performance was reasonable in light of all factors considered);

(3) The subadvisory fees are generally competitive within the range of industry norms and, with respect to each Subadviser that is not affiliated with the Adviser, are a product of arms-length negotiation between the Adviser and the subadviser;

(4) With respect to those Funds that have subadvisory fees that contain breakpoints, such breakpoints are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if those Funds grow; and

(5) The Material Relationships consist of arrangements in which unaffiliated subadvisers or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s adviser or its affiliates, which may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans, and which in no case contained elements which would cause the Board to conclude that approval of the subadvisory agreement with the subadviser would be inappropriate.

In addition, in the case of each Fund of Funds, the Trustees reviewed the subadvisory fee to be paid to the subadviser for each Fund of Funds and concluded that the subadvisory fee to be paid to the subadviser with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the subadvisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.

Additional information that the Board considered for a particular Fund is set forth in Appendix A.

Semiannual report | Retirement Rising Distribution Portfolio	25

Appendix A

Performance of
Portfolio	Fund as of
(Subadviser)	March 31, 2010	Fees and Expenses	Other Comments

JHF II Retirement	Benchmark	Subadvisory fees	The Fund com-
Rising Distribution	Index — The Trust	for this Trust are	menced operations
	outperformed for the	lower than the peer	in January, 2008.
(MFC Global	one-year period.	group median.	In reviewing the
Investment			Fund’s performance,
Management	Morningstar	Net management	the Board took into
(U.S.A.) Limited)	Category — The	fees for this Trust are	account the Fund’s
	Trust outper-	lower than the peer	limited perform-
	formed for the	group median.	ance history and
	one-year period.		noted the Trust’s
		Total expenses	favorable perform-
		for this Trust are	ance versus both
		higher than the peer	the Morningstar
		group median.	Category Average
and the index over
the one-year period.

The Board took into
account manage-
ment’s discussion of
the Fund’s expenses.

The terms noted below have the following meaning in the chart:

Performance
“Underperformed” means performance is more than 20% below the median for the benchmark or index.

Fees and Expenses
”Higher” means the fee is more than 20% above the median for the peer group.
“Lower” means the fee is more than 20% below the median for the peer group.

26	Retirement Rising Distribution Portfolio | Semiannual report

More information

Trustees	Investment adviser
James M. Oates, Chairman	John Hancock Investment Management
James R. Boyle†	Services, LLC
Grace K. Fey†
Charles L. Bardelis*	Subadviser
Peter S. Burgess*	MFC Global Investment
Theron S. Hoffman	Management (U.S.A.) Limited
Hassell H. McClellan
Steven M. Roberts*	Principal distributor
John Hancock Funds, LLC
Officers
Hugh McHaffie	Custodian
President	State Street Bank and Trust Company

Thomas M. Kinzler	Transfer agent
Secretary and Chief Legal Officer	John Hancock Signature Services, Inc.

Francis V. Knox, Jr.	Legal counsel
Chief Compliance Officer	K&L Gates LLP

Michael J. Leary	The report is certified under the Sarbanes-Oxley
Treasurer	Act, which requires mutual funds and other public
companies to affirm that, to the best of their
Charles A. Rizzo	knowledge, the information in their financial reports
Chief Financial Officer	is fairly and accurately stated in all material respects.

John G. Vrysen
Chief Operating Officer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Semiannual report | Retirement Rising Distribution Portfolio	27

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Retirement Rising Distribution Portfolio.	332SA 6/10
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	8/10

ITEM 2. CODE OF ETHICS.

(a)Not Applicable
(b)Not Applicable
(c)Not Applicable
(d)Not Applicable
(e)Not Applicable
(f)Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a) Not Applicable
(b) Not Applicable
(c) Not Applicable
(d) Not Applicable
(e) Not Applicable
(f) Not Applicable
(g) Not Applicable
(h) Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Included with Item 1.
(b) Not Applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.

Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such disclosure controls and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

Within 90 days prior to the filing date of this Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are operating effectively to ensure that:

(i) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and

(ii) information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) CHANGE IN REGISTRANT’S INTERNAL CONTROL: Not Applicable.

ITEM 12. EXHIBITS.

(a)(1) Not applicable

(a)(2)(i) CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER.

(a)(2)(ii) CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER.

(b) CERTIFICATION PURSUANT TO Rule 30a-2(b) OF THE INVESTMENT COMPANY ACT OF 1940

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JOHN HANCOCK FUNDS II

/s/ Hugh McHaffie
Hugh McHaffie
President
Date: August 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Hugh McHaffie
Hugh McHaffie
President
Date: August 25, 2010

/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer
Date: August 25, 2010